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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]         AIM FLOATING RATE FUND
 - SERVICE MARK -
                           Semiannual Report to Shareholders - February 28, 2009

                                            [MOUNTAIN GRAPHIC]

2     Fund Performance

4     Letters to Shareholders

5     Schedule of Investments

20    Financial Statements

24    Notes to Financial Statements

30    Financial Highlights

32    Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/08 to 2/28/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                        -25.43%
Class C Shares                                                        -25.70
Class R Shares                                                        -25.36
Class Y Shares*                                                       -25.39
Barclays Capital U.S. Aggregate Index+ ** (Broad Market Index)          1.88
S&P/LSTA Leveraged Loan Index# (Style-Specific Index)                 -21.72
LipperLoan Participation Funds Category Average+ (Peer Group)         -20.22

+     Lipper Inc.;

#     Invesco Aim; Standard & Poor's

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

** Effective 11/03/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes.

The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

      The S&P/LSTA LEVERAGED LOAN INDEX tracks the current outstanding balance and spread over the London Interbank Offered Rate (LIBOR) for fully funded term loans.

      The LIPPER LOAN PARTICIPATION FUNDS CATEGORY AVERAGE represents an average of all of the funds in the Lipper Loan Participation Funds category. These funds invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2     AIM FLOATING RATE FUND

AVERAGE ANNUAL TOTAL RETURNS

As of 2/28/09, including maximum applicable sales charges

CLASS A SHARES
Inception (5/1/97)                  1.05%
10 Years                            0.12
 5 Years                           -3.46
 1 Year                           -24.10
CLASS C SHARES
Inception (3/31/00)                -0.59%
 5 Years                           -3.35
 1 Year                           -23.36
CLASS R SHARES
10 Years                            0.34%
 5 Years                           -3.04
 1 Year                           -22.29
CLASS Y SHARES
10 Years                            0.38%
 5 Years                           -2.95
 1 Year                           -22.12

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (5/1/97)                  0.38%
10 Years                           -0.58
 5 Years                           -4.70
 1 Year                           -34.89
CLASS C SHARES
Inception (3/31/00)                -1.50%
 5 Years                           -4.62
 1 Year                           -34.27
CLASS R SHARES
10 Years                           -0.38%
 5 Years                           -4.32
 1 Year                           -33.34
CLASS Y SHARES
10 Years                           -0.33%
 5 Years                           -4.22
 1 Year                           -33.20

AS OF THE CLOSE OF BUSINESS ON APRIL 13, 2006, THE FUND REORGANIZED FROM A CLOSED-END FUND TO AN OPEN-END FUND.

      CLASS A AND C SHARE RETURNS PRIOR TO APRIL 13, 2006, ARE THE HISTORICAL PERFORMANCE OF THE CLOSED-END FUND'S CLASS B AND C SHARES, RESPECTIVELY.

      THE INCEPTION DATE FOR CLASS R SHARES IS APRIL 13, 2006; RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS R SHARES AND RESTATED PERFORMANCE OF THE CLOSED-END FUND'S CLASS B SHARES (FOR THE PERIODS PRIOR TO THE INCEPTION DATE OF THE OPEN-END FUND'S CLASS R SHARES) AT NAV AND REFLECT THE HIGHER ANNUAL MANAGEMENT FEES AND 0.25% ANNUAL 12B-1 FEES APPLICABLE TO THE CLOSED-END FUND'S CLASS B SHARES. THE CLOSED-END FUND'S CLASS B SHARE INCEPTION DATE IS MAY 1, 1997.

      CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES INCEPTION DATE IS MAY 1, 1997.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS, AND CHANGES IN NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.24%, 1.74%, 1.49% AND 0.99%, RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.25%, 1.75%, 1.50% AND 1.00%. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 2.50% SALES CHARGE AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS ARE SHOWN AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC WHICH MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 31 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST ON CLASS A, CLASS C AND CLASS R SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2009. See current prospectus for more information.

3     AIM FLOATING RATE FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in early 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246.

      For additional economic analysis, some tips on coping with the current market downturn and to learn more about our commitment to you, please see my extended message at invescoaim.com. If you have any questions or comments, I would be pleased to hear from you. Contact me at phil@invescoaim.com.

Sincerely,

/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4     AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS(a)

February 28, 2009
(Unaudited)



                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTERESTS-96.82%(b)(c)

ADVERTISING-0.24%

  Valassis Communications, Inc.
     Delay Draw Term Loan                                  3.21%   03/02/14    $  378,492    $    264,313
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           3.21%   03/02/14     1,141,449         228,290
=========================================================================================================
                                                                                                  492,603
=========================================================================================================


AEROSPACE & DEFENSE-1.66%

  Alion Science & Technology Corp., Term Loan              9.50%   02/06/13     1,719,639       1,031,784
---------------------------------------------------------------------------------------------------------
  Aveos, Term Loan                                         7.33%   10/16/14       827,872         115,902
---------------------------------------------------------------------------------------------------------
  Dubai Aerospace Enterprise
     Term Loan B1                                     4.23-4.92%   07/31/14       270,718         129,945
---------------------------------------------------------------------------------------------------------
     Term Loan B2                                     4.66-4.92%   07/31/14       266,873         128,099
---------------------------------------------------------------------------------------------------------
  Hawker Beechcraft Corp.
     Syn LOC                                               3.46%   03/26/14        58,307          26,789
---------------------------------------------------------------------------------------------------------
     Term Loan                                        2.48-3.46%   03/26/14       926,159         425,518
---------------------------------------------------------------------------------------------------------
  McKechnie Aerospace
     First Lien Term Loan                                  2.48%   05/11/14       559,088         372,726
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 5.48%   05/11/15       141,300          64,292
---------------------------------------------------------------------------------------------------------
  Sequa Corp., Term Loan B                            3.67-3.70%   12/03/14       313,828         191,435
---------------------------------------------------------------------------------------------------------
  Vought Aircraft Industries, Inc., Incremental
     Term Loan                                             7.50%   12/22/11       738,513         625,274
---------------------------------------------------------------------------------------------------------
  Wesco Aircraft Hardware Corp., Term Loan                 2.73%   09/29/13       413,329         340,996
=========================================================================================================
                                                                                                3,452,760
=========================================================================================================


ALTERNATIVE CARRIERS-2.02%

  Iridium LLC/Capital Corp.
     First Lien Term Loan A                                6.18%   06/30/10       107,545          96,791
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                10.18%   07/27/12       149,800         122,836
---------------------------------------------------------------------------------------------------------
  Level 3 Communications, Inc., Term Loan             2.70-3.51%   03/13/14     5,403,226       3,989,704
=========================================================================================================
                                                                                                4,209,331
=========================================================================================================


ALUMINUM-0.17%

  Noranda Aluminum, Inc., Term Loan B                      2.47%   05/18/14       666,662         348,886
=========================================================================================================


APPAREL RETAIL-0.05%

  Mothers Work Inc., Term Loan B                      2.96-3.58%   03/13/13       171,559          97,789
=========================================================================================================


AUTO PARTS & EQUIPMENT-1.39%

  Dayco Products LLC
     Second Lien Term Loan                           9.97-12.21%   12/31/11     1,269,223          38,077
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      5.97-8.48%   06/21/11       301,405          72,337
---------------------------------------------------------------------------------------------------------
  Federal-Mogul Corp.
     Delay Draw Term Loan C2                               2.41%   12/27/15       353,991         166,376
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.35-2.41%   12/27/14     1,905,612         895,638
---------------------------------------------------------------------------------------------------------
     Term Loan C2                                          2.39%   12/27/15        58,304          27,403
---------------------------------------------------------------------------------------------------------
  Goodyear Tire & Rubber Co. (The), Second Lien
     Term Loan                                             2.23%   04/30/10     1,400,000         973,500
---------------------------------------------------------------------------------------------------------
  Pep Boys-Manny, Moe & Jack (The), Term Loan B            4.18%   10/27/13        40,903          26,996
---------------------------------------------------------------------------------------------------------
  Tower Automotive, Term Loan                         4.75-5.56%   07/31/13     1,065,534         372,937
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

  Veyance Tech
     First Lien Delay Draw Term Loan                       2.95%   07/31/14    $  108,505    $     42,317
---------------------------------------------------------------------------------------------------------
     First Lien Term Loan                                  2.95%   07/31/14       720,052         280,820
=========================================================================================================
                                                                                                2,896,401
=========================================================================================================


BROADCASTING-11.17%

  Cequel Communications, LLC
     First Lien Term Loan                             2.45-4.25%   11/05/13     2,721,354       2,293,593
---------------------------------------------------------------------------------------------------------
     Second Lien PIK Term Loan(d)                            --    05/01/14     1,028,016         636,085
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan A                               4.91%   03/31/15     3,630,067       2,223,416
---------------------------------------------------------------------------------------------------------
  Charter Communications, Inc., Term Loan
     Refinance                                        3.18-3.36%   03/06/14     6,385,194       5,068,248
---------------------------------------------------------------------------------------------------------
  Citadel Communication Corp., Term Loan B            2.19-2.23%   06/12/14       967,286         367,569
---------------------------------------------------------------------------------------------------------
  CSC Holdings, Incremental Term Loan B               2.21-2.69%   03/29/13     1,490,292       1,352,440
---------------------------------------------------------------------------------------------------------
  CW Media Holdings, Term Loan B                           4.71%   02/16/15       595,107         437,404
---------------------------------------------------------------------------------------------------------
  Gray Television Inc., Term Loan B                   1.95-2.93%   12/31/14       175,349          88,025
---------------------------------------------------------------------------------------------------------
  Hargray Communications Group, Inc., Term Loan B          3.49%   06/27/14       153,703         121,425
---------------------------------------------------------------------------------------------------------
  Insight Communications Co., Inc., Term Loan B            2.42%   04/06/14     1,164,360       1,024,151
---------------------------------------------------------------------------------------------------------
  Intelsat, Ltd.
     Term Loan B2-A                                        3.93%   01/03/14       738,634         630,918
---------------------------------------------------------------------------------------------------------
     Term Loan B2-B                                        3.93%   01/03/14       738,411         630,727
---------------------------------------------------------------------------------------------------------
     Term Loan B2-C                                        3.93%   01/03/14       738,411         630,727
---------------------------------------------------------------------------------------------------------
  Ion Media Network (Paxson), Term Loan                    4.34%   01/15/12     2,801,171         560,234
---------------------------------------------------------------------------------------------------------
  Local TV LLC, Term Loan B                                2.48%   05/07/13       919,204         386,066
---------------------------------------------------------------------------------------------------------
  Mediacom Communications Corp.
     Term Loan A                                           1.98%   03/01/10        83,310          77,061
---------------------------------------------------------------------------------------------------------
     Term Loan D1                                          2.12%   01/31/15     2,033,344       1,728,343
---------------------------------------------------------------------------------------------------------
     Term Loan D2                                          2.12%   01/31/15       281,226         239,042
---------------------------------------------------------------------------------------------------------
     Term Loan E                                           6.50%   01/03/16     1,092,469       1,003,706
---------------------------------------------------------------------------------------------------------
  New Vision Television
     First Lien Term Loan B                                5.22%   11/01/13       163,883          63,914
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 8.72%   11/01/14       450,000          90,000
---------------------------------------------------------------------------------------------------------
     Term Loan                                             5.22%   11/01/13        33,617          13,111
---------------------------------------------------------------------------------------------------------
  NextMedia Operating, Inc.
     Delay Draw Term Loan                                  5.12%   11/15/12       177,726          83,531
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 9.17%   11/15/13       222,786          54,583
---------------------------------------------------------------------------------------------------------
     Term Loan A                                           5.17%   11/15/12       432,531         203,289
---------------------------------------------------------------------------------------------------------
  NTL Investment Holding Ltd., Term Loan B-4               3.13%   09/03/12       248,052         228,208
---------------------------------------------------------------------------------------------------------
  Univision Communications Inc.
     Second Lien Term Loan                                 2.98%   03/29/09       806,452         715,054
---------------------------------------------------------------------------------------------------------
     Term Loan                                        2.73-2.77%   09/29/14     2,363,673       1,062,667
---------------------------------------------------------------------------------------------------------
  WaveDivision Holdings, LLC, Term Loan B             3.25-3.30%   06/30/14       383,323         337,324
---------------------------------------------------------------------------------------------------------
  WideOpenWest Finance, LLC, First Lien Term Loan     2.91-3.97%   06/28/14     1,298,470         874,302
=========================================================================================================
                                                                                               23,225,163
=========================================================================================================


BUILDING PRODUCTS-1.25%

  Building Materials Corp. of America, Term Loan B    3.63-3.88%   02/22/14     1,445,424         985,297
---------------------------------------------------------------------------------------------------------
  Champion Window Manufacturing Inc., Term Loan            2.97%   05/13/13       478,926         162,835
---------------------------------------------------------------------------------------------------------
  Masonite International Corp.
     Canada Term Loan                                      6.75%   04/05/13     1,434,589         586,131
---------------------------------------------------------------------------------------------------------
     U.S. Term Loan                                        6.25%   04/05/13     1,448,570         591,844
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS-(CONTINUED)

  United Subcontractors, Inc., Term Loan B            6.43-6.80%   12/27/12    $1,365,060    $    273,012
=========================================================================================================
                                                                                                2,599,119
=========================================================================================================


CASINOS & GAMING-2.70%

  BLB Investors, LLC, First Lien Term Loan                 4.75%   07/18/11       887,867         325,552
---------------------------------------------------------------------------------------------------------
  Cannery Casino
     Delay Draw Term Loan                             2.66-2.73%   05/18/13     1,143,655       1,052,162
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 4.72%   05/18/14        84,000          57,120
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.72%   05/18/13       588,996         541,876
---------------------------------------------------------------------------------------------------------
  Green Valley Ranch
     First Lien Term Loan B                           2.45-4.00%   02/16/14       219,742          88,116
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 3.70%   08/16/14       369,000          18,450
---------------------------------------------------------------------------------------------------------
  Harrah's Operating Co., Inc.
     Term Loan B1                                     4.16-4.46%   01/28/15     1,181,882         681,429
---------------------------------------------------------------------------------------------------------
     Term Loan B2                                     4.16-4.46%   01/28/15     1,089,375         633,653
---------------------------------------------------------------------------------------------------------
     Term Loan B3                                     4.16-4.46%   01/28/15       342,830         197,663
---------------------------------------------------------------------------------------------------------
  Las Vegas Sands Corp.
     Delay Draw Term Loan 1                                2.16%   05/23/14       436,407         192,565
---------------------------------------------------------------------------------------------------------
     Delay Draw Term Loan 2                                2.16%   05/23/13       466,625         205,898
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.16%   05/23/14     1,800,331         794,396
---------------------------------------------------------------------------------------------------------
  Yonkers Racing Corp., Term Loan                         10.50%   07/16/10       937,420         837,429
=========================================================================================================
                                                                                                5,626,309
=========================================================================================================


COAL & CONSUMABLE FUELS-0.37%

  Oxbow Carbon LLC
     Delay Draw Term Loan                                  2.48%   05/08/14       156,453         106,714
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.48-3.46%   05/08/14       964,695         658,002
=========================================================================================================
                                                                                                  764,716
=========================================================================================================


COMMERCIAL PRINTING-0.62%

  Cenveo, Inc.
     Delay Draw Term Loan                                  3.28%   06/21/13        31,140          19,930
---------------------------------------------------------------------------------------------------------
     Term Loan C                                           3.28%   06/21/13       938,106         600,388
---------------------------------------------------------------------------------------------------------
  Xsys Flink Ink Corp., Term Loan B5                       6.13%   12/31/12       795,787         335,557
---------------------------------------------------------------------------------------------------------
  Xsys (BASF Inks), Term Loan C1                           6.13%   12/31/13       813,772         343,141
=========================================================================================================
                                                                                                1,299,016
=========================================================================================================


COMMODITY CHEMICALS-1.51%

  LyondellBasell Industries
     Credit Linked Notes (Acquired 12/20/05; Cost
       $2,200,000)                                         4.23%   12/20/09     2,200,000       1,292,151
---------------------------------------------------------------------------------------------------------
     DIP Term Loan(e)                                         0%   12/15/09       655,949         641,072
---------------------------------------------------------------------------------------------------------
     Term Loan A                                           3.96%   12/20/13       482,045         219,330
---------------------------------------------------------------------------------------------------------
     Term Loan B1                                          7.00%   12/20/14       826,993         323,906
---------------------------------------------------------------------------------------------------------
     Term Loan B3                                          7.00%   12/20/14     1,124,911         416,217
---------------------------------------------------------------------------------------------------------
  Univar OPCO, Term Loan B                                 4.46%   10/10/14       474,404         252,383
=========================================================================================================
                                                                                                3,145,059
=========================================================================================================


COMMUNICATIONS EQUIPMENT-0.27%

  General Communication Inc., Term Loan                    4.73%   08/31/12       421,579         379,421
---------------------------------------------------------------------------------------------------------
  Trilogy Choice One, Term Loan C                     4.50-6.25%   06/30/12       321,756         188,227
=========================================================================================================
                                                                                                  567,648
=========================================================================================================



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE-0.07%

  Quantum Corp., Term Loan B                               4.96%   07/12/14    $  249,000    $    143,175
=========================================================================================================

CONSTRUCTION & AGRICULTURAL MACHINERY-0.10%

  Manitowoc Company, Inc. (The), Term Loan B               6.50%   11/06/14       279,070         210,349
=========================================================================================================


CONSTRUCTION MATERIALS-0.09%

  Hillman Group (The), Term Loan B                    3.48-4.13%   03/31/11       210,942         179,301
=========================================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.26%

  Affiliated Computer Services, Inc.
     Delay Draw Term Loan                             2.45-2.48%   03/20/13       200,902         185,457
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.48%   03/20/13        44,243          40,841
---------------------------------------------------------------------------------------------------------
  First Data Corp.
     Term Loan B1                                     3.22-3.23%   09/24/14        68,802          45,160
---------------------------------------------------------------------------------------------------------
     Term Loan B2                                     3.22-3.27%   09/24/14     2,082,021       1,366,905
---------------------------------------------------------------------------------------------------------
     Term Loan B3                                     3.22-3.27%   09/24/14     1,504,237         982,768
=========================================================================================================
                                                                                                2,621,131
=========================================================================================================

DIVERSIFIED CHEMICALS-0.32%

  Celanese US Holdings LLC
     Prefunded LOC                                         0.41%   04/02/14       365,939         297,732
---------------------------------------------------------------------------------------------------------
     Term Loan                                             2.94%   04/02/14       353,644         287,729
---------------------------------------------------------------------------------------------------------
  Texas Petrochemicals L.P.
     Incremental Term Loan B                          3.44-3.75%   06/27/13        55,550          22,220
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      3.44-3.75%   06/27/13       164,578          65,831
=========================================================================================================
                                                                                                  673,512
=========================================================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES-0.63%

  Kyle Acquisition Group, LLC, Three Year Term
     Loan(f)                                               8.00%   07/20/09       888,170          78,455
---------------------------------------------------------------------------------------------------------
  Lake Las Vegas Resort
     DIP Facilities Loan                                   9.98%   07/17/09       664,569         661,246
---------------------------------------------------------------------------------------------------------
     Mezzanine Loan                                       20.00%   10/01/09         4,598             214
---------------------------------------------------------------------------------------------------------
     Revolver Loan                                        14.35%   12/22/12       268,336          12,523
---------------------------------------------------------------------------------------------------------
     Tranches 1 & 2                                       14.35%   12/22/12     2,503,782         116,844
---------------------------------------------------------------------------------------------------------
  RE/MAX International, Inc., Term Loan B1            4.45-4.59%   12/17/12       565,083         384,257
---------------------------------------------------------------------------------------------------------
  Yellowstone Mountain Club, LLC, Term Loan(f)             5.55%   09/30/10       204,667          63,447
=========================================================================================================
                                                                                                1,316,986
=========================================================================================================

DIVERSIFIED REITS-0.27%

  Capital Automotive
     Term Loan B(d)                                          --    12/15/10       133,736          72,611
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.17-2.26%   12/15/10     1,064,695         486,658
=========================================================================================================
                                                                                                  559,269
=========================================================================================================

DIVERSIFIED SUPPORT SERVICES-1.70%

  Aspect Software, Inc., First Lien Term Loan              4.56%   07/11/11       259,669         158,398
---------------------------------------------------------------------------------------------------------
  Bankruptcy Management Solutions, Inc.
     First Lien Term Loan                                  4.48%   07/28/12        62,560          36,285
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 6.70%   07/28/13        35,842          12,545
---------------------------------------------------------------------------------------------------------
  Brock Holdings III, Inc., Term Loan B               3.47-4.25%   02/26/14       455,880         268,969
---------------------------------------------------------------------------------------------------------
  Central Parking Corp.
     Second Lien Term Loan                                 5.00%   11/22/14        25,522          12,506
---------------------------------------------------------------------------------------------------------
     Syn LOC                                               0.35%   05/22/14        63,036          42,864
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.72%   05/22/14       141,879          96,477
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
DIVERSIFIED SUPPORT SERVICES-(CONTINUED)

  Merrill Corp., Term Loan                            2.73-3.71%   05/15/11    $  952,283    $    657,075
---------------------------------------------------------------------------------------------------------
  N.E.W. Customer Service, Term Loan B                2.95-4.69%   05/22/14     1,891,708       1,153,942
---------------------------------------------------------------------------------------------------------
  Nuance Communications, Inc.
     Revolver Loan(e)                                         0%   04/01/12        32,267          21,780
---------------------------------------------------------------------------------------------------------
     Revolver Loan                                         2.20%   04/01/12        88,733          59,895
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.48%   04/01/13       396,231         342,740
---------------------------------------------------------------------------------------------------------
  Production Resources, Inc., Term Loan B                  4.00%   08/15/14     1,013,471         668,891
=========================================================================================================
                                                                                                3,532,367
=========================================================================================================


DRUG RETAIL-0.52%

  General Nutrition Centers, Inc., Term Loan B        3.69-3.72%   09/16/13     1,274,103         926,910
---------------------------------------------------------------------------------------------------------
  MAPCO Express, Inc., Term Loan                           5.75%   04/28/11       106,455          85,164
---------------------------------------------------------------------------------------------------------
  Pantry, Inc. (The)
     Delay Draw Term Loan                                  1.98%   05/15/14        21,369          16,934
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           1.98%   05/15/14        74,666          59,173
=========================================================================================================
                                                                                                1,088,181
=========================================================================================================


EDUCATION SERVICES-0.08%

  Bright Horizons Family Solutions, Inc., Term
     Loan B                                                7.50%   05/28/15       248,501         176,436
=========================================================================================================


ELECTRIC UTILITIES-7.70%

  AES Corp., Syn LOC                                       9.65%   03/29/10     3,121,212       2,871,515
---------------------------------------------------------------------------------------------------------
  Bicent Power LLC, Second Lien Term Loan                  5.46%   07/10/14       250,400         115,184
---------------------------------------------------------------------------------------------------------
  Calpine Corp., First Priority Term Loan                  4.34%   03/29/14     5,229,315       3,793,120
---------------------------------------------------------------------------------------------------------
  Dynegy Holdings Inc.
     Loan C                                                1.98%   04/02/13     1,702,128       1,327,659
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           1.98%   04/02/13       294,149         243,303
---------------------------------------------------------------------------------------------------------
  Energy Investor Funds (USPF Holdings), Term Loan         2.21%   04/11/14       222,449         189,082
---------------------------------------------------------------------------------------------------------
  Kelson Holdings, LLC, Term Loan                          4.71%   03/08/13       322,326         249,803
---------------------------------------------------------------------------------------------------------
  NE Energy, Inc.
     Second Lien Term Loan                                 5.97%   05/01/14       315,000         198,450
---------------------------------------------------------------------------------------------------------
     Syn LOC                                               1.35%   11/01/13        92,351          77,113
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           4.13%   11/01/13       675,754         564,254
---------------------------------------------------------------------------------------------------------
  NRG Energy, Inc.
     Syn LOC                                               1.36%   02/01/13     1,025,718         941,866
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      1.87-2.96%   02/01/13     2,071,038       1,901,731
---------------------------------------------------------------------------------------------------------
  NSG Holdings II, LLC
     Syn LOC                                               3.50%   06/15/14        38,265          33,673
---------------------------------------------------------------------------------------------------------
     Term Loan                                             3.50%   06/15/14       193,217         170,031
---------------------------------------------------------------------------------------------------------
  Texas Competitive Electric Holdings Co. LLC
     Delay Draw Term Loan(e)                                  0%   10/10/14       275,260         167,392
---------------------------------------------------------------------------------------------------------
     Delay Draw Term Loan                             3.91-4.74%   10/10/14     3,093,593       1,881,291
---------------------------------------------------------------------------------------------------------
     Term Loan B1                                     3.95-4.45%   10/10/14       341,936         213,154
---------------------------------------------------------------------------------------------------------
     Term Loan B2                                     3.95-4.45%   10/10/14       832,641         519,455
---------------------------------------------------------------------------------------------------------
  TPF Generation Holdings, LLC
     Second Lien Term Loan                                 5.71%   12/15/14       267,000         173,550
---------------------------------------------------------------------------------------------------------
     Syn LOC D                                             1.36%   12/15/13        97,672          88,760
---------------------------------------------------------------------------------------------------------
     Syn Revolver Deposit                                  1.36%   12/15/11        30,618          27,824
---------------------------------------------------------------------------------------------------------
     Term Loan                                             2.48%   12/15/13       290,669         264,145
=========================================================================================================
                                                                                               16,012,355
=========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.22%

  Aeroflex Inc., Term Loan B1                         3.75-4.50%   08/15/14    $  317,627    $    208,046
---------------------------------------------------------------------------------------------------------
  Crown Castle International Corp., Term Loan B            5.38%   03/06/14       284,139         247,201
=========================================================================================================
                                                                                                  455,247
=========================================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.09%

  Sorenson Communications, Inc., First Lien Term
     Loan                                                  2.98%   08/16/13       226,056         193,654
=========================================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.09%

  Covanta Holding Corp.
     Syn LOC                                               1.33%   02/09/14        84,652          76,081
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.00-3.75%   02/09/14       130,340         117,143
=========================================================================================================
                                                                                                  193,224
=========================================================================================================


FOOD DISTRIBUTORS-4.39%

  Advanced Food Company, Inc.
     Delay Draw Term Loan                                  2.23%   03/16/14        94,230          55,281
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 4.73%   03/16/14     1,233,357         555,010
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.23%   03/16/14     1,091,020         640,065
---------------------------------------------------------------------------------------------------------
  Dean Foods Co.
     Term Loan A                                           2.46%   04/02/12       300,000         270,600
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      1.98-2.96%   04/02/14     1,142,011       1,020,958
---------------------------------------------------------------------------------------------------------
  Pinnacle Foods Group, Inc. (Aurora Foods)
     Revolver Loan(e)                                         0%   04/02/13       854,545         474,273
---------------------------------------------------------------------------------------------------------
     Revolver Loan                                         3.22%   04/02/13       145,455          80,727
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           3.16%   04/02/14     3,926,612       3,181,785
---------------------------------------------------------------------------------------------------------
  Wm. Bolthouse Farms, Inc., Incremental Term Loan         2.69%   12/17/12       106,587          88,734
---------------------------------------------------------------------------------------------------------
  Wrigley Jr. (Wm.) Co., Term Loan B                       6.50%   10/06/14     2,791,668       2,754,447
=========================================================================================================
                                                                                                9,121,880
=========================================================================================================


FOOD RETAIL-0.09%

  Outback Steakhouse
     Revolving Credit Loan                            1.82-2.81%   06/14/13        19,307           9,042
---------------------------------------------------------------------------------------------------------
     Term Loan                                             2.81%   06/14/14       362,463         169,754
---------------------------------------------------------------------------------------------------------
  Quizno's Corp. (The), First Lien Term Loan B             3.75%   05/05/13        13,538           7,465
=========================================================================================================
                                                                                                  186,261
=========================================================================================================


FOREST PRODUCTS-1.55%

  Boise Cascade Holdings, LLC
     Second Lien Term Loan                                 9.25%   02/22/15       189,000          62,685
---------------------------------------------------------------------------------------------------------
     Term Loan B(d)                                          --    02/22/14       264,630         224,936
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           5.75%   02/22/14       295,983         251,586
---------------------------------------------------------------------------------------------------------
  Georgia-Pacific Corp.
     Add On Term Loan B                               2.96-4.19%   12/29/12       596,763         515,081
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.96-4.19%   12/21/12     2,521,421       2,176,302
=========================================================================================================
                                                                                                3,230,590
=========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-1.40%

  Warner Chilcott PLC
     Term Loan B                                      3.46-7.25%   01/18/12    $2,158,420    $  2,130,072
---------------------------------------------------------------------------------------------------------
     Term Loan C                                           3.46%   01/18/12       855,370         771,261
=========================================================================================================
                                                                                                2,901,333
=========================================================================================================


HEALTH CARE EQUIPMENT-1.15%

  CONMED Corp., Term Loan                                  1.98%   04/13/13       214,525         178,056
---------------------------------------------------------------------------------------------------------
  DJO Inc., Term Loan B                               3.48-4.46%   05/20/14     2,067,988       1,719,877
---------------------------------------------------------------------------------------------------------
  Orthofix International N.V., Term Loan B            6.75-7.50%   09/22/13       577,466         493,011
=========================================================================================================
                                                                                                2,390,944
=========================================================================================================


HEALTH CARE FACILITIES-4.61%

  Community Health Systems
     Delay Draw Term Loan                                  2.73%   07/25/14       161,735         136,942
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.73-3.51%   07/25/14     3,156,279       2,672,438
---------------------------------------------------------------------------------------------------------
  HCA, Inc., Term Loan B                                   3.71%   11/18/13     2,614,943       2,204,180
---------------------------------------------------------------------------------------------------------
  Health Management Associates Inc., Term Loan B           3.21%   02/28/14     2,293,407       1,828,992
---------------------------------------------------------------------------------------------------------
  IASIS Healthcare Corp.
     Delay Draw Term Loan                                  2.41%   03/14/14       711,844         620,194
---------------------------------------------------------------------------------------------------------
     LOC                                                   0.40%   03/14/14       381,558         332,432
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.41%   03/14/14     2,057,158       1,792,299
=========================================================================================================
                                                                                                9,587,477
=========================================================================================================


HEALTH CARE SERVICES-2.26%

  AGA Medical Corp., Term Loan B                      2.45-5.10%   04/28/13       119,216         100,737
---------------------------------------------------------------------------------------------------------
  CRC Health Corp., Add On Term Loan B                     3.71%   02/06/13       398,234         260,843
---------------------------------------------------------------------------------------------------------
  Genoa Healthcare LLC
     Second Lien Term Loan                                10.75%   02/10/13       132,000          72,600
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           6.00%   08/10/12        89,216          67,804
---------------------------------------------------------------------------------------------------------
  inVentiv Health, Inc., Term Loan B                       3.21%   07/06/14       382,149         323,871
---------------------------------------------------------------------------------------------------------
  Royalty Pharma AG, Term Loan B                           3.71%   04/16/13     1,105,949       1,017,473
---------------------------------------------------------------------------------------------------------
  Skilled Healthcare LLC, Term Loan                   2.48-3.17%   06/15/12       361,875         307,594
---------------------------------------------------------------------------------------------------------
  Sun Healthcare Group, Inc.
     Syn LOC                                               1.36%   04/19/14        89,827          72,311
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.45-3.63%   04/19/14       474,325         381,831
---------------------------------------------------------------------------------------------------------
  Trizetto Group, Inc., Term Loan B                        7.50%   08/04/15       757,103         628,395
---------------------------------------------------------------------------------------------------------
  US Oncology, Inc., Term Loan B                      4.56-6.18%   08/20/11       637,428         583,247
---------------------------------------------------------------------------------------------------------
  Viant, Inc., Term Loan B                                 3.71%   06/25/14     1,598,018         878,910
=========================================================================================================
                                                                                                4,695,616
=========================================================================================================


HEALTH CARE SUPPLIES-1.43%

  Accellent Corp., Term Loan B                        2.98-3.76%   11/22/12     3,019,427       2,415,542
---------------------------------------------------------------------------------------------------------
  Fresenius Medical Care AG & Co. KGaA, Term Loan
     B                                                2.54-2.95%   03/31/13       169,742         153,738
---------------------------------------------------------------------------------------------------------
  Mylan Laboratories, Term Loan B                     3.75-4.75%   10/02/14       439,422         403,719
=========================================================================================================
                                                                                                2,972,999
=========================================================================================================


HOMEBUILDING-0.12%

  Headwaters, Inc., First Lien Term Loan B1                6.47%   04/30/11       354,167         247,917
=========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-0.29%

  American Gaming Systems
     Delay Draw Term Loan                                  3.48%   05/14/13    $   90,574    $     54,345
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           3.48%   05/14/13       647,341         388,404
---------------------------------------------------------------------------------------------------------
  Centaur Gaming
     Second Lien Term Loan                                14.25%   10/30/13       118,706          26,709
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           9.25%   10/30/12       244,208         118,034
---------------------------------------------------------------------------------------------------------
  Ginn Club & Resort
     First Lien Term Loan B(f)                             9.50%   06/08/11       105,289           9,213
---------------------------------------------------------------------------------------------------------
     Revolving Credit Loan(f)                         5.87-9.50%   06/08/11        49,078           4,294
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan(f)                             13.50%   06/08/12       127,556           1,110
=========================================================================================================
                                                                                                  602,109
=========================================================================================================


HOUSEHOLD PRODUCTS-1.41%

  Jarden Corp., Term Loan B-2                              3.21%   01/24/12       131,982         117,409
---------------------------------------------------------------------------------------------------------
  Nice-Pak Products Inc., Term Loan                        4.47%   06/18/14       404,835         198,369
---------------------------------------------------------------------------------------------------------
  Prestige Brands International, Inc., Term Loan B         2.73%   04/06/11        31,789          28,292
---------------------------------------------------------------------------------------------------------
  Rent-A-Center, Term Loan B                          2.20-2.23%   06/30/12       151,679         136,511
---------------------------------------------------------------------------------------------------------
  Sally Beauty Holdings, Inc., Term Loan B            2.73-3.51%   11/16/13       658,823         561,176
---------------------------------------------------------------------------------------------------------
  Spectrum Brands, Inc.
     LOC                                                   0.30%   03/30/13       141,430          93,768
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      5.40-6.25%   03/30/13     2,705,533       1,793,768
=========================================================================================================
                                                                                                2,929,293
=========================================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.40%

  Koosharem Corp.
     Second Term Loan                                      8.50%   12/31/14       298,800          37,350
---------------------------------------------------------------------------------------------------------
     Term Loan                                        4.24-5.25%   06/30/14       731,527         237,746
---------------------------------------------------------------------------------------------------------
  Kronos Inc., First Lien Term Loan                        3.71%   06/11/14       785,863         554,688
=========================================================================================================
                                                                                                  829,784
=========================================================================================================


INDUSTRIAL CONGLOMERATES-0.09%

  CONTECH Construction Products, Inc., Term Loan B         2.45%   01/31/13        39,050          17,572
---------------------------------------------------------------------------------------------------------
  Dresser Inc., Term Loan B                           2.73-3.49%   05/04/14       240,984         173,027
=========================================================================================================
                                                                                                  190,599
=========================================================================================================


INDUSTRIAL MACHINERY-1.40%

  Gleason Corp., First Lien Term Loan                 3.00-3.94%   06/30/13       123,749         103,949
---------------------------------------------------------------------------------------------------------
  Itron Inc., Term Loan                                    2.23%   04/18/14       144,063         126,775
---------------------------------------------------------------------------------------------------------
  Pro Mach, Inc., Term Loan                                3.71%   12/14/11       583,500         542,655
---------------------------------------------------------------------------------------------------------
  Rexnord Corp.
     Add on Term Loan                                      2.94%   07/19/13        95,348          77,232
---------------------------------------------------------------------------------------------------------
     Sr. Unsec. Term Loan                                  9.18%   03/02/13     2,437,560       1,974,423
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      3.00-3.63%   07/19/13       102,746          84,595
=========================================================================================================
                                                                                                2,909,629
=========================================================================================================


INSURANCE BROKERS-0.20%

  Swett & Crawford Group, Inc. (The)
     First Lien Term Loan                                  2.73%   04/03/14       384,158         195,920
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 5.98%   10/03/14       105,200          27,001
---------------------------------------------------------------------------------------------------------
  USI Holdings Corp., Term Loan B                          4.21%   05/05/14       320,979         186,168
=========================================================================================================
                                                                                                  409,089
=========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS-0.36%

  Western Refining, Inc., Term Loan B                      8.25%   05/30/14    $1,195,136    $    742,180
=========================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.72%

  Cavalier Telephone Inc., Term Loan B                     9.50%   12/31/12       966,319         251,243
---------------------------------------------------------------------------------------------------------
  Integra Telecom, Inc., Term Loan B                  5.51-7.22%   08/31/13       304,150         182,490
---------------------------------------------------------------------------------------------------------
  PAETEC Communications, Inc.
     Add On Term Loan                                      2.98%   02/28/13       372,240         269,874
---------------------------------------------------------------------------------------------------------
     Term Loan                                             2.98%   02/28/13     1,089,985         790,239
=========================================================================================================
                                                                                                1,493,846
=========================================================================================================


INTERNET SOFTWARE & SERVICES-0.56%

  Language Line LLC, Term Loan B1                          4.71%   06/10/11       767,049         659,662
---------------------------------------------------------------------------------------------------------
  Network Solutions, LLC, Term Loan B                 2.98-3.96%   03/07/14       880,991         506,570
=========================================================================================================
                                                                                                1,166,232
=========================================================================================================


INVESTMENT BANKING & BROKERAGE-0.22%

  Gartmore Investment Ltd., U.S. Term Loan B2              2.88%   05/11/14       864,082         368,675
---------------------------------------------------------------------------------------------------------
  JG Wentworth LLC, Term Loan                              3.71%   04/04/14       942,671          84,840
=========================================================================================================
                                                                                                  453,515
=========================================================================================================


IT CONSULTING & OTHER SERVICES-0.51%

  Brocade Communications Systems, Inc., Term Loan          7.00%   10/07/13       550,514         495,463
---------------------------------------------------------------------------------------------------------
  SunGuard Data Systems Inc., U.S. Term Loan          2.20-2.99%   02/28/14       673,390         563,403
=========================================================================================================
                                                                                                1,058,866
=========================================================================================================


LEISURE FACILITIES-2.89%

  24 Hour Fitness Worldwide Inc., Term Loan B         2.98-3.93%   06/08/12     1,264,250         707,980
---------------------------------------------------------------------------------------------------------
  AMF Group
     First Lien Term Loan B                           3.67-4.69%   06/08/13       430,248         225,880
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 8.44%   12/08/13       177,143          17,714
---------------------------------------------------------------------------------------------------------
  Greektown Casino LLC
     DIP Delay Draw Term Loan A(e)                            0%   06/01/09        26,221          21,239
---------------------------------------------------------------------------------------------------------
     DIP Delay Draw Term Loan A                           16.75%   06/01/09       868,011         703,089
---------------------------------------------------------------------------------------------------------
     DIP Term Loan A-1(e)                                     0%   06/01/09       467,589         378,747
---------------------------------------------------------------------------------------------------------
     DIP Term Loan B1(e)                                      0%   06/01/09       251,779         203,941
---------------------------------------------------------------------------------------------------------
     DIP Term Loan B1                                      9.75%   06/01/09       107,905          87,403
---------------------------------------------------------------------------------------------------------
  Premier Parks Inc., Term Loan                       2.73-3.68%   04/30/15       637,055         456,404
---------------------------------------------------------------------------------------------------------
  Regal Entertainment Group,
     Term Loan B(d)                                          --    11/10/10       956,927         879,503
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           5.21%   11/10/10     1,648,887       1,515,477
---------------------------------------------------------------------------------------------------------
  Universal City Development Partners, Term Loan B         6.00%   06/09/11       886,132         815,242
=========================================================================================================
                                                                                                6,012,619
=========================================================================================================


LEISURE PRODUCTS-1.68%

  Cinemark USA, Inc., Term Loan                       2.20-3.75%   10/05/13     1,713,201       1,516,421
---------------------------------------------------------------------------------------------------------
  Golden Nugget, Inc., Second Lien Term Loan               3.73%   12/31/14       214,000          27,820
---------------------------------------------------------------------------------------------------------
  Panavision Inc.
     First Lien Term Loan                             4.41-7.03%   03/30/11        36,551          21,200
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                           8.67-11.03%   03/30/12         9,500           1,900
---------------------------------------------------------------------------------------------------------
  Sabre Holdings Corp., Term Loan                     2.45-3.17%   09/30/14     3,601,524       1,711,624
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
LEISURE PRODUCTS-(CONTINUED)

  True Temper Sports Inc.
     Second Lien Term Loan                                 6.63%   06/30/11    $  104,000    $     65,173
---------------------------------------------------------------------------------------------------------
     Term Loan                                        3.72-4.71%   03/15/11       249,105         156,106
=========================================================================================================
                                                                                                3,500,244
=========================================================================================================


MARINE-0.10%

  US Shipping LLC, Term Loan                              12.00%   08/06/12       560,621         214,905
=========================================================================================================


MARINE PORTS & SERVICES-0.12%

  Fleetcor Technologies, Inc
     Tranche 1                                             2.66%   04/30/13       196,443         133,581
---------------------------------------------------------------------------------------------------------
     Tranche 2                                             2.66%   04/30/13       161,102         109,549
=========================================================================================================
                                                                                                  243,130
=========================================================================================================


METAL & GLASS CONTAINERS-1.00%

  Berry Plastics Corp., Term Loan C                        2.45%   04/03/15     2,289,467       1,623,232
---------------------------------------------------------------------------------------------------------
  MAUSER Corp.
     Term Loan B2                                          2.85%   06/13/15       500,000         231,667
---------------------------------------------------------------------------------------------------------
     Term Loan C2                                          3.10%   06/13/16       500,000         231,667
=========================================================================================================
                                                                                                2,086,566
=========================================================================================================


MOVIES & ENTERTAINMENT-3.78%

  Alpha III,
     Second Lien Term Loan D                               5.31%   06/30/14     5,790,000       1,621,200
---------------------------------------------------------------------------------------------------------
     Term Loan B1                                          2.85%   12/31/13     2,285,714       1,150,649
---------------------------------------------------------------------------------------------------------
     Term Loan B2                                          2.85%   12/31/13     1,571,429         791,071
---------------------------------------------------------------------------------------------------------
  LodgeNet Entertainment Corp., Term Loan                  3.46%   04/04/14     1,276,765         706,476
---------------------------------------------------------------------------------------------------------
  NEP II, Inc., Term Loan B                                2.73%   02/16/14       410,288         332,333
---------------------------------------------------------------------------------------------------------
  Warner Music Group
     Revolver Term Loan A(e)                                  0%   02/28/10       500,000         440,000
---------------------------------------------------------------------------------------------------------
     Term Loan                                        2.45-3.26%   02/28/11     1,869,672       1,605,113
---------------------------------------------------------------------------------------------------------
  Zuffa LLC, Term Loan                                     2.56%   06/19/15     1,678,719       1,221,268
=========================================================================================================
                                                                                                7,868,110
=========================================================================================================


OIL & GAS DRILLING-0.86%

  Niska Gas Storage Canada ULC
     Canada Term Loan                                      4.85%   05/13/13       278,163         216,967
---------------------------------------------------------------------------------------------------------
     Delay Draw Term Loan                                  2.20%   05/13/13        30,455          23,755
---------------------------------------------------------------------------------------------------------
     Term Loan                                             2.21%   05/13/11        18,504          14,433
---------------------------------------------------------------------------------------------------------
     U.S. Term Loan                                        4.85%   05/13/13        44,960          35,069
---------------------------------------------------------------------------------------------------------
  Ram Energy Inc., Term Loan                               8.00%   11/28/12       755,911         514,019
---------------------------------------------------------------------------------------------------------
  Resolute Natural Resources Corp., Second Lien
     Term Loan                                             5.68%   06/27/13       541,176         270,588
---------------------------------------------------------------------------------------------------------
  Venoco, Inc., Second Lien Term Loan                      5.25%   05/07/14     1,578,798         722,300
=========================================================================================================
                                                                                                1,797,131
=========================================================================================================


OIL & GAS EQUIPMENT & SERVICES-0.83%

  CCS Corp.
     Delay Draw Term Loan(e)                                  0%   11/14/14       971,617         573,254
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           3.48%   11/14/14       775,466         457,525
---------------------------------------------------------------------------------------------------------
  Petroleum Geo-Services A.S.A., Term Loan                 3.21%   06/29/15       213,069         153,054
---------------------------------------------------------------------------------------------------------
  Sem Group L.P., U.S. Term Loan B2(f)                     4.90%   03/16/11       333,621         135,117
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

  Targa Resources, Inc.
     Syn LOC                                               1.33%   10/31/12    $   26,247    $     18,793
---------------------------------------------------------------------------------------------------------
     Term Loan                                        3.46-5.98%   10/31/12        29,278          20,963
---------------------------------------------------------------------------------------------------------
  Volnay S.A., Term Loan                              2.91-5.43%   01/12/14       424,130         365,812
=========================================================================================================
                                                                                                1,724,518
=========================================================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.05%

  Helix Energy Solutions Group, Inc., Term Loan B     2.47-3.16%   07/01/13       134,864         101,991
=========================================================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.77%

  Energy Transfer Equity, LP, Term Loan B                  2.99%   02/08/12     1,849,584       1,609,138
=========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.34%

  Conseco, Inc., Term Loan                                 2.45%   10/10/13     1,268,568         710,398
=========================================================================================================


PACKAGED FOODS & MEATS-2.05%

  Birds Eye Foods Inc., Term Loan B                        3.21%   03/22/13       172,664         157,556
---------------------------------------------------------------------------------------------------------
  Dole Foods Co., Inc.
     Prefunded LOC                                         0.66%   04/12/13       468,029         419,536
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.50-4.25%   04/12/13       864,718         775,124
---------------------------------------------------------------------------------------------------------
     Term Loan C                                      2.56-4.25%   04/12/13     3,247,883       2,911,366
=========================================================================================================
                                                                                                4,263,582
=========================================================================================================


PAPER PACKAGING-1.93%

  SmurFit-Stone Container Corp.
     DIP Revolving Credit Loan                             8.75%   01/28/10     1,450,000       1,440,938
---------------------------------------------------------------------------------------------------------
     DIP Revolving Credit Loan(e)                             0%   01/28/10     1,050,000         987,000
---------------------------------------------------------------------------------------------------------
     LOC(d)                                                  --    11/01/10       410,227         271,775
---------------------------------------------------------------------------------------------------------
     Term Loan B(d)                                          --    11/01/11       460,176         304,867
---------------------------------------------------------------------------------------------------------
     Term Loan C(d)                                          --    11/01/11       867,357         576,793
---------------------------------------------------------------------------------------------------------
     Term Loan C1(d)                                         --    11/01/11       262,240         174,390
---------------------------------------------------------------------------------------------------------
  Verso Papers Holding, LLC, Term Loan                     3.25%   08/01/13       360,695         255,192
=========================================================================================================
                                                                                                4,010,955
=========================================================================================================


PAPER PRODUCTS-0.03%

  Xerium S.A., U.S. Term Loan                              6.96%   05/18/12        88,575          52,260
=========================================================================================================


PERSONAL PRODUCTS-2.35%

  American Safety Razor Co.
     Second Lien Term Loan                                 6.73%   01/31/14       183,000         117,120
---------------------------------------------------------------------------------------------------------
     Term Loan                                        2.98-3.68%   07/31/13       201,572         141,100
---------------------------------------------------------------------------------------------------------
  Hanesbrands Inc.
     Second Lien Term Loan                                 4.91%   03/05/14     2,909,829       2,420,978
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      5.91-7.00%   09/05/13     1,087,807       1,018,800
---------------------------------------------------------------------------------------------------------
  HVHC, Inc., Term Loan B                                  3.71%   08/01/13     1,016,383         904,581
---------------------------------------------------------------------------------------------------------
  Topps Company Inc., Term Loan                            4.95%   10/12/14       568,083         284,042
=========================================================================================================
                                                                                                4,886,621
=========================================================================================================


PHARMACEUTICALS-1.25%

  Nycomed US Inc.
     Term Loan B2                                     3.47-3.73%   12/29/14     1,750,000       1,222,083
---------------------------------------------------------------------------------------------------------
     Term Loan C2                                     4.22-4.48%   12/29/15     1,750,000       1,222,083
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

  Quintiles Transnational Corp.
     Second Lien Term Loan                                 5.46%   03/31/14    $   74,764    $     56,073
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           3.46%   03/31/13       104,046          91,691
=========================================================================================================
                                                                                                2,591,930
=========================================================================================================


PUBLISHING-3.48%

  American Media, Inc., Term Loan B                       10.00%   01/30/13     1,977,531       1,038,204
---------------------------------------------------------------------------------------------------------
  CanWest MediaWorks Inc., Term Loan B                     3.26%   07/13/14       112,167          48,232
---------------------------------------------------------------------------------------------------------
  Caribe Information Investment Inc., Term Loan       2.70-2.73%   03/31/13        74,174          44,504
---------------------------------------------------------------------------------------------------------
  Dex Media West LLC, Term Loan B                          7.00%   10/24/14     2,284,546       1,096,582
---------------------------------------------------------------------------------------------------------
  Endurance Business Media, Inc.
     Second Lien Term Loan                                 9.25%   01/26/14        59,090          37,817
---------------------------------------------------------------------------------------------------------
     Term Loan                                             4.75%   07/26/13       114,880          78,693
---------------------------------------------------------------------------------------------------------
  F & W Publications, Inc., Second Lien Term Loan          5.75%   08/05/13       357,143          17,857
---------------------------------------------------------------------------------------------------------
  Gatehouse Media, Inc.
     Delay Draw Term Loan                             2.45-2.48%   08/28/14     1,070,528         259,157
---------------------------------------------------------------------------------------------------------
     Term Loan                                             2.70%   08/28/14        24,385           5,903
---------------------------------------------------------------------------------------------------------
     Term Loan B                                           2.48%   08/28/14     4,147,009       1,003,920
---------------------------------------------------------------------------------------------------------
  Getty Images, Inc., Acquisition Term Loan           6.25-7.25%   07/02/15     1,443,684       1,373,906
---------------------------------------------------------------------------------------------------------
  Hanley Wood LLC, Term Loan                          2.70-2.73%   03/08/14       325,875         118,401
---------------------------------------------------------------------------------------------------------
  Idearc, Inc. (Verizon), Term Loan B                 2.48-3.46%   11/17/14     3,763,200       1,312,416
---------------------------------------------------------------------------------------------------------
  Local Insight Regatta Holdings, Inc., Term Loan          7.75%   04/23/15       575,824         261,040
---------------------------------------------------------------------------------------------------------
  MediaNews Group, Term Loan B                             3.41%   12/30/10     1,144,979         152,664
---------------------------------------------------------------------------------------------------------
  Reader's Digest Association Inc., Term Loan B       2.45-4.21%   03/02/14       447,114         120,721
---------------------------------------------------------------------------------------------------------
  Yell Group Ltd., Term Loan B1                            3.48%   10/27/12       429,750         266,982
=========================================================================================================
                                                                                                7,236,999
=========================================================================================================


RAILROADS-0.61%

  RailAmerica Inc.
     Canada Term Loan                                      5.44%   08/14/09        85,243          76,719
---------------------------------------------------------------------------------------------------------
     Term Loan                                             5.44%   08/14/09     1,316,781       1,185,103
=========================================================================================================
                                                                                                1,261,822
=========================================================================================================


SEMICONDUCTORS-1.23%

  Freescale Semiconductor, Inc., Term Loan B               3.93%   12/02/13     5,895,448       2,547,676
=========================================================================================================


SPECIALIZED CONSUMER SERVICES-1.26%

  Jacobson Corp., Term Loan B                              2.98%   06/19/14       324,065         170,458
---------------------------------------------------------------------------------------------------------
  LPL Holdings Inc., Term Loan D                      2.23-3.21%   06/28/13       310,710         251,675
---------------------------------------------------------------------------------------------------------
  ServiceMaster Company (The)
     Delay Draw Term Loan                             2.92-3.02%   07/24/14       345,403         201,020
---------------------------------------------------------------------------------------------------------
     Term Loan B                                      2.92-4.72%   07/24/14     3,134,421       1,991,229
=========================================================================================================
                                                                                                2,614,382
=========================================================================================================


SPECIALIZED FINANCE-0.39%

  Citco Group Ltd. (The), Term Loan B                      3.58%   06/30/14       138,900          94,452
---------------------------------------------------------------------------------------------------------
  E.A.Viner International Co., First Lien Term
     Loan B                                                5.96%   07/31/13        36,278          19,953
---------------------------------------------------------------------------------------------------------
  Harland Clarke Holdings Corp., Term Loan B          2.98-3.96%   06/30/14     1,054,717         621,228
---------------------------------------------------------------------------------------------------------
  Nuveen Investments, LLC, Term Loan                  3.48-4.47%   11/13/14       169,731          80,016
=========================================================================================================
                                                                                                  815,649
=========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS-2.40%

  Cognis Deutschland, Term Loan C                          4.00%   09/15/13    $  799,515    $    503,695
---------------------------------------------------------------------------------------------------------
  Hexion Specialty Chemicals, Inc.
     Revolver Credit                                  2.94-3.00%   05/31/11       381,000         144,780
---------------------------------------------------------------------------------------------------------
     Syn LOC                                               0.34%   05/05/13        90,774          35,023
---------------------------------------------------------------------------------------------------------
     Term Loan C1                                          3.69%   05/05/13     1,841,299         710,434
---------------------------------------------------------------------------------------------------------
     Term Loan C2                                          3.75%   05/05/13       399,982         154,326
---------------------------------------------------------------------------------------------------------
     Term Loan C4                                     3.19-3.44%   05/05/13       631,947         202,223
---------------------------------------------------------------------------------------------------------
     Term Loan C5                                          3.75%   05/05/13       114,341          35,446
---------------------------------------------------------------------------------------------------------
     Term Loan C7                                          3.75%   05/05/13     1,229,280         430,248
---------------------------------------------------------------------------------------------------------
  Huntsman ICI Chemicals LLC, Term Loan B                  2.23%   04/19/14     2,457,297       1,695,535
---------------------------------------------------------------------------------------------------------
  Ineos Group Ltd.
     Term Loan A4                                          7.70%   12/16/12        96,939          38,291
---------------------------------------------------------------------------------------------------------
     Term Loan B2                                          8.20%   12/16/13     1,183,325         461,497
---------------------------------------------------------------------------------------------------------
     Term Loan C2                                          8.70%   12/16/14     1,183,320         461,495
---------------------------------------------------------------------------------------------------------
  MacDermid Inc., Term Loan B                              2.48%   04/12/14       200,682         118,402
=========================================================================================================
                                                                                                4,991,395
=========================================================================================================


SPECIALTY STORES-0.97%

  AMSCAN Holdings, Inc., Term Loan B                  3.50-4.10%   05/25/13       366,800         256,760
---------------------------------------------------------------------------------------------------------
  Eye Care Centers of America, Inc., Term Loan        2.92-3.97%   03/01/12       263,528         218,728
---------------------------------------------------------------------------------------------------------
  FTD Group, Inc., Term Loan B                             6.75%   08/26/14     1,091,664         949,748
---------------------------------------------------------------------------------------------------------
  Mattress Firm, Term Loan B                               2.73%   01/18/14       309,172          68,018
---------------------------------------------------------------------------------------------------------
  PETCO Animal Supplies, Inc., Term Loan              2.73-3.71%   10/26/13       544,163         451,655
---------------------------------------------------------------------------------------------------------
  Savers, Inc.
     Canada Term Loan                                      3.16%   08/11/12        37,251          31,663
---------------------------------------------------------------------------------------------------------
     U.S. Term Loan                                        3.16%   08/11/12        40,754          34,641
=========================================================================================================
                                                                                                2,011,213
=========================================================================================================


SYSTEMS SOFTWARE-1.21%

  Dealer Comp-rey
     First Lien Term Loan                                  2.48%   10/26/12       927,409         241,126
---------------------------------------------------------------------------------------------------------
     Second Lien Term Loan                                 5.98%   10/26/13     1,687,408       1,096,815
---------------------------------------------------------------------------------------------------------
  SkillSoft PLC, Term Loan B                               4.96%   05/14/13       183,965         137,974
---------------------------------------------------------------------------------------------------------
  Verint Systems, Inc., Term Loan                          3.71%   05/25/14     1,741,542       1,036,218
=========================================================================================================
                                                                                                2,512,133
=========================================================================================================


TECHNOLOGY DISTRIBUTORS-0.20%

  Macrovision Corp., Term Loan B                           6.00%   05/02/13       429,483         412,304
=========================================================================================================


TEXTILES-0.12%

  GTM Holdings Inc., First Lien Term Loan                  8.50%   10/30/13       501,270         253,977
=========================================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.01%

  Brenntag AG
     Term Loan B2                                     2.47-3.50%   01/20/14        19,732          15,588
---------------------------------------------------------------------------------------------------------
     U.S. Acquired Term Loan                          2.47-3.50%   01/20/14         1,579           1,248
=========================================================================================================
                                                                                                   16,836
=========================================================================================================


WIRELESS TELECOMMUNICATION SERVICES-5.19%

  Asurion Corp., First Lien Term Loan                 3.45-4.24%   07/03/14     5,466,667       4,069,250
---------------------------------------------------------------------------------------------------------
  Global Tel*Link
     Acquisition Syn Deposit Commitment                    1.36%   02/14/13       100,347          83,288
---------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM FLOATING RATE FUND

                                                      INTEREST     MATURITY     PRINCIPAL
                                                        RATE         DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

     Acquisition Term Loan                                 9.00%   02/14/13    $  139,343    $    115,654
---------------------------------------------------------------------------------------------------------
     Syn LOC                                               1.36%   02/14/13        25,086          20,822
---------------------------------------------------------------------------------------------------------
     Term Loan                                             9.00%   02/14/13       273,924         227,357
---------------------------------------------------------------------------------------------------------
  MetroPCS Communications, Inc., Term Loan B          2.75-3.44%   11/03/13     2,424,827       2,102,434
---------------------------------------------------------------------------------------------------------
  NuVox, Inc., Term Loan                                   5.17%   05/31/14     1,709,689       1,290,815
---------------------------------------------------------------------------------------------------------
  RCN Corp.
     Add on Term Loan                                      3.75%   05/25/14     1,494,549       1,173,221
---------------------------------------------------------------------------------------------------------
     Term Loan                                             3.75%   05/25/14     1,681,300       1,319,821
---------------------------------------------------------------------------------------------------------
  Virgin Mobile USA, Term Loan                             6.97%   12/14/10       655,426         399,810
=========================================================================================================
                                                                                               10,802,472
=========================================================================================================
     Total Senior Secured Floating Rate Interests
       (Cost $291,331,946)                                                                    201,351,102
=========================================================================================================



FLOATING RATE NOTES-1.36%

COMMUNICATION EQUIPMENT-0.92%

  Qwest Corp., Sr. Unsec. Unsub. Floating Rate
     Global Notes(g)                                       5.25%   06/15/13     2,250,000       1,908,337
=========================================================================================================


HEAVY ELECTRICAL EQUIPMENT-0.18%

  Sanmina-SCI Corp., Sr. Unsec. Gtd. Floating Rate
     Notes(g)(h)                                           4.75%   06/15/10       437,000         381,283
=========================================================================================================


METAL & GLASS CONTAINERS-0.23%

  Berry Plastics Holding Corp., Sr. Sec. Gtd. Sub.
     Floating Rate Global Notes(g)                         5.87%   09/15/14       996,000         470,610
=========================================================================================================


PAPER PACKAGING-0.03%

  Verso Paper Holdings, LLC, Series B, Sr. Sec.
     Gtd. Floating Rate Global Notes(g)                    4.92%   08/01/14       228,000          60,420
=========================================================================================================
     Total Floating Rate Notes (Cost $3,919,030)                                                2,820,650
=========================================================================================================





                                                       SHARES
-------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS-0.94%

ENVIRONMENTAL & FACILITIES SERVICES-0.94%

Safety-Kleen Holdco, Inc., (Acquired 12/24/03;
  Cost $2,062,077)(h)(i)(j)                             150,812       1,960,556
===============================================================================



MONEY MARKET FUNDS-15.78%

Liquid Assets Portfolio-Institutional Class(k)       16,410,783      16,410,783
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(k)             16,410,783      16,410,783
===============================================================================
  Total Money Market Funds (Cost $32,821,566)                        32,821,566
===============================================================================
TOTAL INVESTMENTS-114.90% (Cost $330,134,619)                       238,953,874
===============================================================================
OTHER ASSETS LESS LIABILITIES-(14.90)%                              (30,980,735)
===============================================================================
NET ASSETS-100.00%                                                 $207,973,139
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

DIP      - Debtor-in-possession
Gtd.     - Guaranteed
LOC      - Letter of Credit
PIK      - Payment in Kind
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Syn      - Synthetic
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured
Unsub.   - Unsubordinated


Notes to Schedule of Investments:







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM FLOATING RATE FUND

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Senior secured corporate loans and senior secured debt securities are, at present, may not be readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) This floating rate interest will settle after February 28, 2009, at which time the interest rate will be determined.
(e) All or a portion of this holding is subject to unfunded loan commitments. See Note 7.
(f) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at February 28, 2009 was $291,636, which represented 0.14% of the Fund's Net Assets.
(g) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2009 was 0.94% of the Fund's Net Assets.
(i)   Acquired as a part of a bankruptcy restructuring.
(j)   Non-income producing security.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.




PORTFOLIO COMPOSITION

By credit quality rating, based on total investments



-------------------------------------------------------------------------
B                                                                     0.5%
-------------------------------------------------------------------------
Baa2                                                                  0.4
-------------------------------------------------------------------------
Baa3                                                                  1.1
-------------------------------------------------------------------------
Ba1                                                                   7.7
-------------------------------------------------------------------------
Ba2                                                                  16.2
-------------------------------------------------------------------------
Ba3                                                                  23.2
-------------------------------------------------------------------------
B1                                                                   20.8
-------------------------------------------------------------------------
B2                                                                   11.6
-------------------------------------------------------------------------
B3                                                                    0.7
-------------------------------------------------------------------------
CAA1                                                                  0.8
-------------------------------------------------------------------------
Not Rated                                                             2.2
-------------------------------------------------------------------------
Equity                                                                0.8
-------------------------------------------------------------------------
Money Market Funds                                                   14.0
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $297,313,053)                           $206,132,308
------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                  32,821,566
======================================================
     Total investments (Cost
       $330,134,619)                       238,953,874
======================================================
Receivables for:
  Investments sold                             399,247
------------------------------------------------------
  Fund shares sold                           2,188,783
------------------------------------------------------
  Dividends and Interest                     1,400,807
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              9,442
------------------------------------------------------
Other assets                                    48,022
======================================================
     Total assets                          243,000,175
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                     33,694,137
------------------------------------------------------
  Fund shares reacquired                       881,785
------------------------------------------------------
  Dividends                                    244,445
------------------------------------------------------
  Accrued fees to affiliates                    77,104
------------------------------------------------------
  Accrued other operating expenses              96,617
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              32,948
======================================================
     Total liabilities                      35,027,036
======================================================
Net assets applicable to shares
  outstanding                             $207,973,139
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $370,328,151
------------------------------------------------------
Undistributed net investment income            191,822
------------------------------------------------------
Undistributed net realized gain (loss)     (71,366,089)
------------------------------------------------------
Unrealized appreciation (depreciation)     (91,180,745)
======================================================
                                          $207,973,139
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $125,900,049
______________________________________________________
======================================================
Class C                                   $ 49,971,184
______________________________________________________
======================================================
Class R                                   $    272,871
______________________________________________________
======================================================
Class Y                                   $    523,605
______________________________________________________
======================================================
Institutional Class                       $ 31,305,430
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     21,977,341
______________________________________________________
======================================================
Class C                                      8,755,010
______________________________________________________
======================================================
Class R                                         47,517
______________________________________________________
======================================================
Class Y                                         91,390
______________________________________________________
======================================================
Institutional Class                          5,461,254
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       5.73
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $5.73 divided
     by 97.50%)                           $       5.88
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       5.71
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $       5.74
______________________________________________________
======================================================
Class Y:
  Net asset value and offering price
     per share                            $       5.73
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       5.73
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM FLOATING RATE FUND

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $  8,433,640
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              74,185
================================================================================================
     Total investment income                                                           8,507,825
================================================================================================


EXPENSES:

Advisory fees                                                                            625,526
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            16,840
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                135,506
------------------------------------------------------------------------------------------------
  Class C                                                                                180,414
------------------------------------------------------------------------------------------------
  Class R                                                                                    718
------------------------------------------------------------------------------------------------
Line of credit expenses                                                                   21,358
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, C, R and Y                                                     102,774
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       1,765
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 12,229
------------------------------------------------------------------------------------------------
Professional services fees                                                                67,724
------------------------------------------------------------------------------------------------
Other                                                                                    112,199
================================================================================================
     Total expenses                                                                    1,301,848
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (6,429)
================================================================================================
     Net expenses                                                                      1,295,419
================================================================================================
Net investment income                                                                  7,212,406
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               (8,469,356)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         (32)
================================================================================================
                                                                                      (8,469,388)
================================================================================================
Change in net unrealized appreciation (depreciation) of investment securities        (61,027,573)
================================================================================================
Net realized and unrealized gain (loss)                                              (69,496,961)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(62,284,555)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                           FEBRUARY 28,     AUGUST 31,
                                                                               2009            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  7,212,406    $ 17,822,527
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (8,469,388)     (8,789,508)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (61,027,573)    (15,023,407)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (62,284,555)     (5,990,388)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (4,052,073)    (10,276,946)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (1,681,689)     (4,417,057)
-------------------------------------------------------------------------------------------------------
  Class R                                                                       (10,584)        (15,598)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                       (11,807)             --
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (1,395,142)     (3,265,088)
=======================================================================================================
     Total distributions from net investment income                          (7,151,295)    (17,974,689)
=======================================================================================================
Share transactions-net:
  Class A                                                                    22,216,526     (45,207,351)
-------------------------------------------------------------------------------------------------------
  Class C                                                                      (798,220)     (6,368,997)
-------------------------------------------------------------------------------------------------------
  Class R                                                                        47,119          68,270
-------------------------------------------------------------------------------------------------------
  Class Y                                                                       590,510              --
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (6,017,741)      6,499,785
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          16,038,194     (45,008,293)
=======================================================================================================
     Net increase (decrease) in net assets                                  (53,397,656)    (68,973,370)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       261,370,795     330,344,165
=======================================================================================================
  End of period (includes undistributed net investment income of
     $191,822 and $130,711, respectively)                                  $207,973,139    $261,370,795
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM FLOATING RATE FUND

STATEMENT OF CASH FLOWS

For the six months ended February 28, 2009
(Unaudited)




CASH PROVIDED BY OPERATING ACTIVITIES:

  Net decrease in net assets resulting from operations                              $(62,284,555)
================================================================================================


ADJUSTMENTS TO RECONCILE NET DECREASE IN NET ASSETS TO NET CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                                           (60,935,204)
------------------------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal payments                     62,795,757
------------------------------------------------------------------------------------------------
  Decrease in receivables and other assets                                               459,969
------------------------------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on investment securities          (591,389)
------------------------------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                                       (136,165)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment securities                     61,027,573
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                                  8,469,388
================================================================================================
     Net cash provided by operating activities                                         8,805,374
================================================================================================


CASH PROVIDED BY FINANCING ACTIVITIES:

  Dividends paid to shareholders                                                      (1,918,320)
------------------------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                                    61,377,140
------------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest reacquired                        (52,079,934)
================================================================================================
     Net cash provided by financing activities                                         7,378,886
================================================================================================
Net increase in cash and cash equivalents                                             16,184,260
================================================================================================
Cash and cash equivalents at beginning of period                                      16,637,306
================================================================================================
Cash and cash equivalents at end of period                                          $ 32,821,566
================================================================================================


NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in reinvestment of dividends paid
     to shareholders                                                                $  5,287,432
________________________________________________________________________________________________
================================================================================================
Supplemental disclosure of cash flow information:

Cash paid during the six months for line of credit expenses was $19,583




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital.

  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


24        AIM FLOATING RATE FUND

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

        The Fund invests in corporate loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".


25        AIM FLOATING RATE FUND

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

L. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.65%
-------------------------------------------------------------------
Next $4.5 billion                                            0.60%
-------------------------------------------------------------------
Next $5 billion                                              0.575%
-------------------------------------------------------------------
Over $10 billion                                             0.55%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 1.50%, 2.00%, 1.75%, 1.25% and 1.25% of average daily net assets, respectively at least through June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Also, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees of $5,326.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2009, Invesco reimbursed expenses of the Fund in the amount of $180.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder

26        AIM FLOATING RATE FUND
services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2009, IADI advised the Fund that IADI retained $16,980 in front-end sales commissions from the sale of Class A shares and $0, $12,504 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $ 32,821,566
--------------------------------------
Level 2                   202,879,601
--------------------------------------
Level 3                     3,252,707
======================================
                         $238,953,874
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $923.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2009, the Fund paid legal fees of $1,889 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a party to a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $50,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund is charged a commitment fee of 0.05% on the unused balance of the committed line. During the six months ended February 28, 2009, the Fund had average borrowings for the 57 days the borrowings were outstanding of $2,789,474, with a weighted average interest rate of 1.37% and interest expense of $5,988.


27        AIM FLOATING RATE FUND

  The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--UNFUNDED LOAN COMMITMENTS

As of February 28, 2009, the Fund had unfunded loan commitments of $3,908,698 which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                                                UNFUNDED
BORROWER                                                                                      COMMITMENTS
---------------------------------------------------------------------------------------------------------
CCS Corp.                                                Delay Draw Term Loan                  $  573,254
---------------------------------------------------------------------------------------------------------
Greektown Casino LLC                                     Delay Draw Term Loan                      21,239
---------------------------------------------------------------------------------------------------------
Greektown Casino LLC                                     Term Loan                                378,747
---------------------------------------------------------------------------------------------------------
Greektown Casino LLC                                     Term Loan                                203,941
---------------------------------------------------------------------------------------------------------
LyondellBasell Industries                                Term Loan                                641,072
---------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                              Revolver Loan                             21,780
---------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)                Revolver Loan                            474,273
---------------------------------------------------------------------------------------------------------
SmurFit-Stone Container Corp.                            Revolving Credit Loan                    987,000
---------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC              Delay Draw Term Loan                     167,392
---------------------------------------------------------------------------------------------------------
Warner Music Group                                       Revolver Loan                            440,000
=========================================================================================================
                                                                                               $3,908,698
_________________________________________________________________________________________________________
=========================================================================================================



NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2009                                                                    $10,188,057
-----------------------------------------------------------------------------------------------
August 31, 2010                                                                     21,273,718
-----------------------------------------------------------------------------------------------
August 31, 2011                                                                     10,298,295
-----------------------------------------------------------------------------------------------
August 31, 2012                                                                      2,745,717
-----------------------------------------------------------------------------------------------
August 31, 2013                                                                      5,482,284
-----------------------------------------------------------------------------------------------
August 31, 2014                                                                      2,498,917
-----------------------------------------------------------------------------------------------
August 31, 2016                                                                      1,685,685
===============================================================================================
Total capital loss carryforward                                                    $54,172,673
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


28        AIM FLOATING RATE FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2009 was $70,792,548 and $55,528,942, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $    673,218
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (92,367,084)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(91,693,866)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $330,647,740.


NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                FEBRUARY 28, 2009(a)               AUGUST 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    8,239,021     $ 48,147,740       5,930,178     $  49,487,900
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    2,167,121       12,480,830       3,459,058        28,780,327
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        9,141           63,408           8,867            66,178
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    93,118          600,589              --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          279,741        1,763,087       1,731,143        14,334,499
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      460,026        2,719,726         815,548         6,773,699
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      193,070        1,156,202         379,132         3,166,936
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        1,753           10,419           1,581            12,804
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        2,064           11,740              --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          231,689        1,389,345         381,534         3,151,695
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (4,471,531)     (28,650,940)    (12,128,519)     (101,468,950)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (2,196,789)     (14,435,252)     (4,669,761)      (38,316,260)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (4,573)         (26,708)         (1,339)          (10,712)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (3,792)         (21,819)             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,405,686)      (9,170,173)     (1,311,463)      (10,986,409)
=========================================================================================================================
     Net increase (decrease) in share activity               3,594,373     $ 16,038,194      (5,404,041)    $ (45,008,293)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     15% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      34,580      $ 252,087
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (34,580)      (252,087)
     __________________________________________________________________________________________________
     ==================================================================================================




(c) Net of redemption fees of $3,750 and $18,720 allocated among the classes based on relative net assets of each class for the six months ended February 28, 2009 and the year ended August 31, 2008, respectively.


29        AIM FLOATING RATE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        NET GAINS
                                                         (LOSSES)
                               NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                 VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                               BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                               OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09        $7.99       $0.23(d)     $(2.26)      $(2.03)     $(0.23)       $   --         $(0.23)
Year ended 08/31/08               8.67        0.53(d)      (0.68)       (0.15)      (0.53)           --          (0.53)
Year ended 08/31/07               9.06        0.60(d)      (0.39)        0.21       (0.60)           --          (0.60)
Eight months ended 08/31/06       9.04        0.37(d)       0.02         0.39       (0.37)           --          (0.37)
Year ended 12/31/05               9.02        0.43          0.01         0.44       (0.42)           --          (0.42)
Year ended 12/31/04               8.77        0.30          0.25         0.55       (0.29)        (0.01)         (0.30)
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09         7.97        0.22(d)      (2.26)       (2.04)      (0.22)           --          (0.22)
Year ended 08/31/08               8.65        0.48(d)      (0.68)       (0.20)      (0.48)           --          (0.48)
Year ended 08/31/07               9.04        0.56(d)      (0.39)        0.17       (0.56)           --          (0.56)
Eight months ended 08/31/06       9.02        0.34(d)       0.02         0.36       (0.34)           --          (0.34)
Year ended 12/31/05               8.99        0.40          0.03         0.43       (0.40)           --          (0.40)
Year ended 12/31/04               8.75        0.27          0.25         0.52       (0.27)        (0.01)         (0.28)
-------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09         8.00        0.22(d)      (2.25)       (2.03)      (0.23)           --          (0.23)
Year ended 08/31/08               8.66        0.51(d)      (0.66)       (0.15)      (0.51)           --          (0.51)
Year ended 08/31/07               9.06        0.58(d)      (0.40)        0.18       (0.58)           --          (0.58)
Year ended 08/31/06(h)            9.11        0.21(d)      (0.05)        0.16       (0.21)           --          (0.21)
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 02/28/09(h)      7.29        0.18(d)      (1.54)       (1.36)      (0.20)           --          (0.20)
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09         7.99        0.25(d)      (2.27)       (2.02)      (0.24)           --          (0.24)
Year ended 08/31/08               8.67        0.56(d)      (0.68)       (0.12)      (0.56)           --          (0.56)
Year ended 08/31/07               9.06        0.63(d)      (0.39)        0.24       (0.63)           --          (0.63)
Year ended 08/31/06(h)            9.11        0.23(d)      (0.05)        0.18       (0.23)           --          (0.23)
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                                                            RATIO OF          RATIO OF
                                                                            EXPENSES          EXPENSES
                                                                           TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                           NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                 NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                VALUE, END     TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                               OF PERIOD(a)  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09          $5.73       (25.43)%    $125,900           1.29%(e)(f)       1.30%(e)(f)    7.55%(e)
Year ended 08/31/08                 7.99        (1.80)      141,803           1.36(f)           1.37(f)        6.36
Year ended 08/31/07                 8.67         2.28       220,449           1.29(f)           1.30(f)        6.65
Eight months ended 08/31/06         9.06         4.32       155,953           1.58(f)(g)        1.86(f)(g)     6.06(g)
Year ended 12/31/05                 9.04         5.00       159,206           2.04(f)           2.17(f)        4.69
Year ended 12/31/04                 9.02         6.36       190,814           1.65(f)           1.69(f)        3.31
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09           5.71       (25.70)       49,971           1.79(e)(f)        1.80(e)(f)     7.05(e)
Year ended 08/31/08                 7.97        (2.31)       68,452           1.86(f)           1.87(f)        5.86
Year ended 08/31/07                 8.65         1.76        81,479           1.79(f)           1.80(f)        6.15
Eight months ended 08/31/06         9.04         4.05        44,853           1.97(f)(g)        2.36(f)(g)     5.67(g)
Year ended 12/31/05                 9.02         4.85        47,624           2.29(f)           2.67(f)        4.44
Year ended 12/31/04                 8.99         5.98        34,518           1.89(f)           2.19(f)        3.07
-----------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09           5.74       (25.49)          273           1.54(e)(i)        1.55(e)(i)     7.30(e)
Year ended 08/31/08                 8.00        (1.81)          330           1.61(i)           1.62(i)        6.11
Year ended 08/31/07                 8.66         1.91           278           1.54(i)           1.55(i)        6.40
Year ended 08/31/06(h)              9.06         1.80            78           1.53(g)(i)        1.53(g)(i)     6.11(g)
-----------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 02/28/09(h)        5.73       (18.68)          524           1.03(e)(i)        1.03(e)(i)     7.81(e)
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09           5.73       (25.30)       31,305           0.92(e)(i)        0.93(e)(i)     7.92(e)
Year ended 08/31/08                 7.99        (1.46)       50,786           1.01(i)           1.02(i)        6.71
Year ended 08/31/07                 8.67         2.62        48,138           0.95(i)           0.96(i)        6.99
Year ended 08/31/06(h)              9.06         2.00        24,335           0.98(g)(i)        0.98(g)(i)     6.66(g)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                PORTFOLIO
                               TURNOVER(c)
------------------------------------------
CLASS A
Six months ended 02/28/09           28%
Year ended 08/31/08                 66
Year ended 08/31/07                117
Eight months ended 08/31/06         54
Year ended 12/31/05                 56
Year ended 12/31/04                 82
------------------------------------------
CLASS C
Six months ended 02/28/09           28
Year ended 08/31/08                 66
Year ended 08/31/07                117
Eight months ended 08/31/06         54
Year ended 12/31/05                 56
Year ended 12/31/04                 82
------------------------------------------
CLASS R
Six months ended 02/28/09           28
Year ended 08/31/08                 66
Year ended 08/31/07                117
Year ended 08/31/06(h)              54
------------------------------------------
CLASS Y
Six months ended 02/28/09(h)        28
------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09           28
Year ended 08/31/08                 66
Year ended 08/31/07                117
Year ended 08/31/06(h)              54
__________________________________________
==========================================




(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $109,303, $48,509, $290, $360 and $35,672 for Class A, Class C, Class R,
     Class Y and Institutional Class shares, respectively.
(f) Ratio includes line of credit expenses of 0.02% (annualized), 0.06%, 0.02%, 0.21% (annualized), 0.54% and 0.15% for the six months ended February 28, 2009, the years ended August 31, 2008, August 31, 2007, the eight months ended August 31, 2006 and the years ended December 31, 2005 and December 31, 2004, respectively.
(g)  Annualized.
(h) Commencement date of April 13, 2006 for Class R and Institutional Class shares and October 3, 2008 for Class Y Shares.
(i) Ratio includes line of credit expenses of 0.02% (annualized), 0.06%, 0.02%, and 0.01% (annualized) for the six months ended February 28, 2009, the years ended August 31, 2008, August 31, 2007, and the period ended August 31, 2006, respectively.


30        AIM FLOATING RATE FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. On September 19, 2008, a group of defendants, including the Fund, reached a settlement in principal with Enron that is subject to approval by the Bankruptcy Court for approximately 13% of Enron's demand; and on that date, the Fund booked a settlement reserve for such amount. On January 8, 2009, the Fund received a Stipulation and Order dismissing claims against the Fund which concluded this matter. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified. On June 17, 2008, the Court in the Adelphia lawsuit granted, in its entirety, the Motion to Dismiss filed by a group of defendants that includes the Fund and dismissed all of Adelphia's claims against it. Adelphia has the right to appeal this ruling. On July 17, 2008, a group of defendants including the Fund filed a Motion to make the Dismissal a Final Judgment, which the Court granted. Adelphia appealed the ruling, and the appeal is pending.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


31        AIM FLOATING RATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through February 28, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $745.70        $5.58       $1,018.40       $6.46        1.29%
---------------------------------------------------------------------------------------------------
        C            1,000.00        743.00         7.74        1,015.92        8.95        1.79
---------------------------------------------------------------------------------------------------
        R            1,000.00        746.40         6.67        1,017.16        7.70        1.54
---------------------------------------------------------------------------------------------------
        Y            1,000.00        746.10         3.67        1,019.69        5.16        1.03
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009 (as of close of business October 3, 2008, through February 28, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 149 (as of close of business October 3, 2008, through February 28, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


32        AIM FLOATING RATE FUND

Supplement to Semiannual Report dated 2/28/09

AIM FLOATING RATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 shares was 0.89%.(1) The total annual Fund
                                             For periods ended 2/28/09                    operating expense ratio set forth in the
The following information has been           10 Years                             0.49%   most recent Fund prospectus as of the date
prepared to provide Institutional Class       5 Years                            -2.74    of this supplement for Institutional Class
shareholders with a performance overview      1 Year                            -21.84    shares was 0.90%.The expense ratios
specific to their holdings. Institutional     6 Months*                         -25.17    presented above may vary from the expense
Class shares are offered exclusively to      ==========================================   ratios presented in other sections of the
institutional investors, including defined                                                actual report that are based on expenses
contribution plans that meet certain         ==========================================   incurred during the period covered by the
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 report.
                                             For periods ended 12/31/08, most recent
                                             calendar quarter-end                            A redemption fee of 2% will be imposed
                                             10 Years                            -0.24%   on certain redemptions or exchanges out of
                                              5 Years                            -4.05    the Fund within 31 days of purchase.
                                              1 Year                            -32.97    Exceptions to the redemption fee are
                                              6 Months*                         -31.94    listed in the Fund's prospectus.

                                             *  Cumulative total return that has not         Had the advisor not waived fees and/or
                                                been annualized                           reimbursed expenses in the past,
                                             ==========================================   performance would have been lower.

                                             Institutional Class shares' inception date      Please note that past performance is
                                             is April 13, 2006. Returns since that date   not indicative of future results. More
                                             are historical returns. All other returns    recent returns may be more or less than
                                             are blended returns of historical            those shown. All returns assume
                                             Institutional Class share performance and    reinvestment of distributions at NAV.
                                             restated Class A share performance (for      Investment return and principal value will
                                             periods prior to the inception date of       fluctuate so your shares, when redeemed,
                                             Institutional Class shares) at net asset     may be worth more or less than their
                                             value (NAV) and reflect the higher Rule      original cost. See full report for
                                             12b-1 fees applicable to Class A shares.     information on comparative benchmarks.
                                             Class A shares' inception date is May 1,     Please consult your Fund prospectus for
                                             1997.                                        more information. For the most current
                                                                                          month-end performance, please call 800 451
                                                Institutional Class shares have no        4246 or visit invescoaim.com.
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class      (1) Total annual operating expenses less
                                             shares will differ from performance of          any contractual fee waivers and/or
                                             other share classes primarily due to            expense reimbursements by the advisor
                                             differing sales charges and class               in effect through at least June 30,
                                             expenses.                                       2009. See current prospectus for more
                                                                                             information.
                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   FLR-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $748.30        $3.99       $1,020.23       $4.61        0.92%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM FLOATING RATE FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim -- service mark-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com       FLR-SAR-1       Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         AIM MULTI-SECTOR FUND
 - SERVICE MARK -
                           Semiannual Report to Shareholders - February 28, 2009

                                 [MOUNTAIN GRAPHIC]

2     Fund Performance

4     Letters to Shareholders

5     Schedule of Investments

8     Financial Statements

11    Notes to Financial Statements

17    Financial Highlights

19    Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/08 to 2/28/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                             -46.24%
Class B Shares                                             -46.47
Class C Shares                                             -46.45
Class Y Shares*                                            -46.18
S&P 500 Index+ (Broad Market/Style-Specific Index)         -41.79
Lipper Multi-Cap Core Funds Index+ (Peer Group Index)      -42.78

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The LIPPER MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Multi-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Composite 1500 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2     AIM MULTI-SECTOR FUND

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/09, including maximum applicable sales charges

CLASS A SHARES
Inception (9/3/02)                 -0.15%
  5 Years                          -6.72
  1 Year                          -50.43
CLASS B SHARES
Inception (9/3/02)                 -0.01%
  5 Years                          -6.67
  1 Year                          -50.42
CLASS C SHARES
Inception (9/3/02)                 -0.01%
  5 Years                          -6.34
  1 Year                          -48.42
CLASS Y SHARES
Inception                           0.74%
  5 Years                          -5.64
  1 Year                          -47.49

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31 /08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (9/3/02)                  2.51%
  5 Years                          -2.69
  1 Year                          -45.67
CLASS B SHARES
Inception (9/3/02)                  2.69%
  5 Years                          -2.62
  1 Year                          -45.64
CLASS C SHARES
Inception (9/3/02)                  2.69%
  5 Years                          -2.28
  1 Year                          -43.45
CLASS Y SHARES
Inception                           3.45%
  5 Years                          -1.56
  1 Year                          -42.45

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS SEPTEMBER 3, 2002.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C AND CLASS Y SHARES WAS 1.21%, 1.96%, 1.96% AND 0.96%, RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C AND CLASS Y SHARES WAS 1.22%, 1.97%, 1.97% AND 0.97%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1 % FOR THE FIRST YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2009. See current prospectus for more information.

3     AIM MULTI-SECTOR FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in early 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246.

      For additional economic analysis, some tips on coping with the current market downturn and to learn more about our commitment to you, please see my extended message at invescoaim.com. If you have any questions or comments, I would be pleased to hear from you. Contact me at phil@invescoaim.com.

Sincerely,

/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4     AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS(a)

February 28, 2009
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.44%

ADVERTISING-2.74%

Omnicom Group Inc.                                      292,040    $  7,017,721
-------------------------------------------------------------------------------
WPP PLC (United Kingdom)                                338,092       1,762,406
===============================================================================
                                                                      8,780,127
===============================================================================


APPAREL RETAIL-0.97%

Abercrombie & Fitch Co.-Class A(b)                      141,534       3,112,333
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.72%

Polo Ralph Lauren Corp.                                  66,616       2,296,254
===============================================================================


APPLICATION SOFTWARE-2.02%

Adobe Systems Inc.(c)                                   173,226       2,892,874
-------------------------------------------------------------------------------
Amdocs Ltd.(c)                                          214,869       3,599,056
===============================================================================
                                                                      6,491,930
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.12%

Federated Investors, Inc.-Class B(b)                     93,440       1,762,278
-------------------------------------------------------------------------------
State Street Corp.                                       72,228       1,825,202
===============================================================================
                                                                      3,587,480
===============================================================================


BIOTECHNOLOGY-10.06%

Amgen Inc.(c)                                           136,770       6,692,156
-------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)(c)                      160,004       1,920,048
-------------------------------------------------------------------------------
Celgene Corp.(c)                                         98,351       4,399,240
-------------------------------------------------------------------------------
Genentech, Inc.(c)                                       60,763       5,198,275
-------------------------------------------------------------------------------
Genzyme Corp.(c)                                         76,033       4,632,691
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(c)                                147,284       6,598,323
-------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(b)(c)                        36,956         193,649
-------------------------------------------------------------------------------
United Therapeutics Corp.(b)(c)                          39,561       2,654,939
===============================================================================
                                                                     32,289,321
===============================================================================


BREWERS-1.75%

Anheuser-Busch InBev N.V. (Belgium)                      36,674       1,013,438
-------------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR (Brazil)(b)        55,069       1,908,141
-------------------------------------------------------------------------------
Heineken N.V. (Netherlands)                              99,474       2,682,003
===============================================================================
                                                                      5,603,582
===============================================================================


CABLE & SATELLITE-3.17%

Cablevision Systems Corp.-Class A                       302,811       3,933,515
-------------------------------------------------------------------------------
Comcast Corp.-Class A                                   476,548       6,223,717
===============================================================================
                                                                     10,157,232
===============================================================================


COMMUNICATIONS EQUIPMENT-3.84%

Cisco Systems, Inc.(c)                                  290,040       4,225,883
-------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                 143,994       1,347,784
-------------------------------------------------------------------------------
QUALCOMM Inc.                                           122,550       4,096,846
-------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(c)                      66,412       2,652,495
===============================================================================
                                                                     12,323,008
===============================================================================


COMPUTER HARDWARE-3.35%

Apple Inc.(c)                                            43,786       3,910,527
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     182,199       5,289,237
-------------------------------------------------------------------------------
International Business Machines Corp.                    16,859       1,551,534
===============================================================================
                                                                     10,751,298
===============================================================================


COMPUTER STORAGE & PERIPHERALS-1.26%

EMC Corp.(c)                                            386,325       4,056,412
===============================================================================


CONSUMER FINANCE-1.28%

American Express Co.                                    154,000       1,857,240
-------------------------------------------------------------------------------
Capital One Financial Corp.                             185,945       2,240,637
===============================================================================
                                                                      4,097,877
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.20%

MasterCard, Inc.-Class A                                  4,072         643,498
===============================================================================


DEPARTMENT STORES-1.15%

Kohl's Corp.(c)                                         104,653       3,677,506
===============================================================================


DISTILLERS & VINTNERS-1.20%

Diageo PLC (United Kingdom)                             330,378       3,861,512
===============================================================================


DIVERSIFIED CAPITAL MARKETS-0.66%

UBS AG (Switzerland)(c)                                 234,951       2,126,307
===============================================================================


DRUG RETAIL-1.51%

CVS Caremark Corp.                                      187,800       4,833,972
===============================================================================


HEALTH CARE EQUIPMENT-3.47%

American Medical Systems Holdings, Inc.(b)(c)           389,099       4,027,175
-------------------------------------------------------------------------------
Medtronic, Inc.                                         135,106       3,997,786
-------------------------------------------------------------------------------
Smith & Nephew PLC (United Kingdom)                     438,881       3,110,596
===============================================================================
                                                                     11,135,557
===============================================================================


HEALTH CARE SERVICES-3.27%

DaVita, Inc.(c)                                         146,350       6,866,742
-------------------------------------------------------------------------------
Express Scripts, Inc.(c)                                 71,790       3,611,037
===============================================================================
                                                                     10,477,779
===============================================================================


HOME ENTERTAINMENT SOFTWARE-1.21%

Activision Blizzard, Inc.(c)                            271,351       2,721,650
-------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)                                4,100       1,162,024
===============================================================================
                                                                      3,883,674
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
INSURANCE BROKERS-0.97%

Marsh & McLennan Cos., Inc.                             148,445    $  2,661,619
-------------------------------------------------------------------------------
National Financial Partners Corp.(b)(c)                 175,845         437,854
===============================================================================
                                                                      3,099,473
===============================================================================


INTEGRATED OIL & GAS-7.41%

BP PLC-ADR (United Kingdom)(b)                           86,000       3,298,960
-------------------------------------------------------------------------------
Hess Corp.                                               69,000       3,773,610
-------------------------------------------------------------------------------
Marathon Oil Corp.                                      125,000       2,908,750
-------------------------------------------------------------------------------
Murphy Oil Corp.                                         60,000       2,508,600
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                               80,000       4,149,600
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Brazil)                   138,000       3,826,740
-------------------------------------------------------------------------------
Total S.A.-ADR (France)                                  70,000       3,304,000
===============================================================================
                                                                     23,770,260
===============================================================================


INTERNET SOFTWARE & SERVICES-3.40%

Ariba Inc.(c)                                           236,400       2,068,500
-------------------------------------------------------------------------------
Google Inc.-Class A(c)                                   26,196       8,853,986
===============================================================================
                                                                     10,922,486
===============================================================================


INVESTMENT BANKING & BROKERAGE-0.81%

Morgan Stanley                                          133,492       2,608,434
===============================================================================


LIFE & HEALTH INSURANCE-0.53%

StanCorp Financial Group, Inc.                           94,429       1,698,778
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-4.06%

Life Technologies Corp.(b)(c)                           120,312       3,507,095
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                187,190       4,490,688
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(c)                       139,004       5,040,285
===============================================================================
                                                                     13,038,068
===============================================================================


MANAGED HEALTH CARE-1.39%

UnitedHealth Group Inc.                                 226,974       4,460,039
===============================================================================


MOVIES & ENTERTAINMENT-2.88%

News Corp.-Class A                                      422,730       2,350,379
-------------------------------------------------------------------------------
Time Warner Inc.                                        445,996       3,402,949
-------------------------------------------------------------------------------
Walt Disney Co. (The)                                   207,993       3,488,043
===============================================================================
                                                                      9,241,371
===============================================================================


OIL & GAS DRILLING-0.71%

Transocean Ltd. (Switzerland)(c)                         38,000       2,271,260
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-1.66%

National-Oilwell Varco Inc.(c)                          120,000       3,207,600
-------------------------------------------------------------------------------
Weatherford International Ltd. (Switzerland)(c)         200,000       2,134,000
===============================================================================
                                                                      5,341,600
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-6.16%

Apache Corp.                                             52,000       3,072,680
-------------------------------------------------------------------------------
Bill Barrett Corp.(c)                                    90,000       1,740,600
-------------------------------------------------------------------------------
Continental Resources, Inc.(c)                          158,000       2,510,620
-------------------------------------------------------------------------------
Devon Energy Corp.                                       57,000       2,489,190
-------------------------------------------------------------------------------
Plains Exploration & Production Co.(c)                  160,000       3,062,400
-------------------------------------------------------------------------------
Range Resources Corp.                                    93,000       3,308,010
-------------------------------------------------------------------------------
Southwestern Energy Co.(c)                              125,000       3,596,250
===============================================================================
                                                                     19,779,750
===============================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.81%

Williams Cos., Inc. (The)                               230,000       2,599,000
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.68%

Bank of America Corp.                                   288,624       1,140,065
-------------------------------------------------------------------------------
Citigroup Inc.(b)(c)                                    556,107         834,161
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    149,504       3,416,166
===============================================================================
                                                                      5,390,392
===============================================================================


PHARMACEUTICALS-3.86%

Novartis AG-ADR (Switzerland)                            74,659       2,706,389
-------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                           36,716       4,173,614
-------------------------------------------------------------------------------
Wyeth                                                   134,931       5,507,883
===============================================================================
                                                                     12,387,886
===============================================================================


PROPERTY & CASUALTY INSURANCE-0.39%

XL Capital Ltd.-Class A(b)                              378,165       1,251,726
===============================================================================


REGIONAL BANKS-1.26%

Fifth Third Bancorp                                     429,878         907,042
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    133,459       1,605,512
-------------------------------------------------------------------------------
Zions Bancorp.(b)                                       162,216       1,519,964
===============================================================================
                                                                      4,032,518
===============================================================================


RESTAURANTS-2.63%

Burger King Holdings Inc.(b)                             39,238         843,225
-------------------------------------------------------------------------------
Darden Restaurants, Inc.(b)                             129,157       3,505,321
-------------------------------------------------------------------------------
McDonald's Corp.                                         78,334       4,092,951
===============================================================================
                                                                      8,441,497
===============================================================================


SEMICONDUCTOR EQUIPMENT-0.52%

ASML Holding N.V.-New York Shares (Netherlands)         109,600       1,658,248
===============================================================================


SEMICONDUCTORS-2.14%

Intel Corp.                                             410,787       5,233,426
-------------------------------------------------------------------------------
Xilinx, Inc.                                             92,735       1,639,555
===============================================================================
                                                                      6,872,981
===============================================================================


SOFT DRINKS-1.35%

PepsiCo, Inc.                                            90,046       4,334,814
===============================================================================


SPECIALIZED CONSUMER SERVICES-0.51%

H&R Block, Inc.                                          85,445       1,632,000
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SPECIALIZED FINANCE-1.30%

CIT Group, Inc.(b)                                      461,733    $  1,131,246
-------------------------------------------------------------------------------
Moody's Corp.(b)                                        169,869       3,049,148
===============================================================================
                                                                      4,180,394
===============================================================================


SPECIALTY STORES-1.12%

PetSmart, Inc.                                          179,467       3,596,519
===============================================================================


SYSTEMS SOFTWARE-2.69%

Microsoft Corp.                                         315,198       5,090,448
-------------------------------------------------------------------------------
Oracle Corp.(c)                                         227,029       3,528,030
===============================================================================
                                                                      8,618,478
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.25%

American Tower Corp.-Class A(c)                         137,457       4,002,748
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $527,024,764)                                          309,417,379
===============================================================================



MONEY MARKET FUNDS-2.28%

Liquid Assets Portfolio-Institutional Class(d)        3,666,493       3,666,493
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              3,666,494       3,666,494
===============================================================================
     Total Money Market Funds (Cost $7,332,987)                       7,332,987
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-98.72% (Cost $534,357,751)                                  316,750,366
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-6.86%

Liquid Assets Portfolio-Institutional Class (Cost
  $22,025,287)(d)(e)                                 22,025,287      22,025,287
===============================================================================
TOTAL INVESTMENTS-105.58% (Cost $556,383,038)                       338,775,653
===============================================================================
OTHER ASSETS LESS LIABILITIES-(5.58)%                               (17,919,742)
===============================================================================
NET ASSETS-100.00%                                                 $320,855,911
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at February 28, 2009.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.
PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 28, 2009



-------------------------------------------------------------------------
Health Care                                                          26.1%
-------------------------------------------------------------------------
Information Technology                                               20.6
-------------------------------------------------------------------------
Energy                                                               16.8
-------------------------------------------------------------------------
Consumer Discretionary                                               15.9
-------------------------------------------------------------------------
Financials                                                           10.0
-------------------------------------------------------------------------
Consumer Staples                                                      5.8
-------------------------------------------------------------------------
Telecommunication Services                                            1.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.6
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MULTI-SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $527,024,764)*                          $ 309,417,379
-------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                   29,358,274
=======================================================
     Total investments (Cost
       $556,383,038)                        338,775,653
=======================================================
Foreign currencies, at value (Cost
  $2,537,292)                                 2,540,184
-------------------------------------------------------
Receivables for:
  Investments sold                            3,122,017
-------------------------------------------------------
  Fund shares sold                              764,568
-------------------------------------------------------
  Dividends                                     613,833
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans               6,292
-------------------------------------------------------
Other assets                                     55,452
=======================================================
     Total assets                           345,877,999
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                         642,194
-------------------------------------------------------
  Fund shares reacquired                      2,011,170
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  22,025,287
-------------------------------------------------------
  Accrued fees to affiliates                    239,917
-------------------------------------------------------
  Accrued other operating expenses               63,847
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               39,673
=======================================================
     Total liabilities                       25,022,088
=======================================================
Net assets applicable to shares
  outstanding                             $ 320,855,911
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 641,335,373
-------------------------------------------------------
Undistributed net investment income           1,099,254
-------------------------------------------------------
Undistributed net realized gain (loss)     (103,973,290)
-------------------------------------------------------
Unrealized appreciation (depreciation)     (217,605,426)
=======================================================
                                          $ 320,855,911
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 180,445,399
_______________________________________________________
=======================================================
Class B                                   $  30,852,643
_______________________________________________________
=======================================================
Class C                                   $  34,455,237
_______________________________________________________
=======================================================
Class Y                                   $     506,000
_______________________________________________________
=======================================================
Institutional Class                       $  74,596,632
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      13,960,531
_______________________________________________________
=======================================================
Class B                                       2,497,672
_______________________________________________________
=======================================================
Class C                                       2,791,015
_______________________________________________________
=======================================================
Class Y                                          39,112
_______________________________________________________
=======================================================
Institutional Class                           5,669,527
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $       12.93
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.93 divided
     by 94.50%)                           $       13.68
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $       12.35
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $       12.35
_______________________________________________________
=======================================================
Class Y:
  Net asset value and offering price
     per share                            $       12.94
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       13.16
_______________________________________________________
=======================================================



* At February 28, 2009, securities with an aggregate value of $20,584,737 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MULTI-SECTOR FUND

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $73,704)                            $   4,087,261
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $265,511)                                                                           443,134
================================================================================================
     Total investment income                                                           4,530,395
================================================================================================


EXPENSES:

Advisory fees                                                                          1,546,577
------------------------------------------------------------------------------------------------
Administrative services fees                                                              70,904
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,701
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                325,024
------------------------------------------------------------------------------------------------
  Class B                                                                                218,272
------------------------------------------------------------------------------------------------
  Class C                                                                                243,365
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     549,557
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       1,522
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 17,174
------------------------------------------------------------------------------------------------
Other                                                                                    138,264
================================================================================================
     Total expenses                                                                    3,121,360
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (18,060)
================================================================================================
     Net expenses                                                                      3,103,300
================================================================================================
Net investment income                                                                  1,427,095
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(1,740,945))                                                    (100,736,016)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (31,878)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      (71,987)
================================================================================================
                                                                                    (100,839,881)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (220,665,367)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         750
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      (81,408)
================================================================================================
                                                                                    (220,746,025)
================================================================================================
Net realized and unrealized gain (loss)                                             (321,585,906)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(320,158,811)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MULTI-SECTOR FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   1,427,095    $   1,466,684
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (100,839,881)      29,652,453
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (220,746,025)    (100,287,883)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (320,158,811)     (69,168,746)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (721,996)              --
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (1,333)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (682,511)        (152,613)
=========================================================================================================
     Total distributions from net investment income                           (1,405,840)        (152,613)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (10,704,177)     (22,809,049)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,933,014)      (4,051,667)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,101,270)      (4,556,738)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        (17,388)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (4,031,180)      (7,701,731)
=========================================================================================================
     Total distributions from net realized gains                             (18,787,029)     (39,119,185)
=========================================================================================================
Share transactions-net:
  Class A                                                                    (42,177,373)     (27,022,573)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (4,996,260)      (7,727,099)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (8,798,867)      (1,401,455)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        697,347               --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (7,841,428)      13,901,069
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (63,116,581)     (22,250,058)
=========================================================================================================
     Net increase (decrease) in net assets                                  (403,468,261)    (130,690,602)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        724,324,172      855,014,774
=========================================================================================================
  End of period (includes undistributed net investment income of
     $1,099,254 and $1,077,999, respectively)                              $ 320,855,911    $ 724,324,172
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM MULTI-SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM MULTI-SECTOR FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

12        AIM MULTI-SECTOR FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees of $11,998.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2009, Invesco reimbursed expenses of the Fund in the amount of $966.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the

13        AIM MULTI-SECTOR FUND
course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2009, IADI advised the Fund that IADI retained $23,384 in front-end sales commissions from the sale of Class A shares and $4,309, $49,964 and $3,114 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $328,879,116
--------------------------------------
Level 2                     9,896,537
--------------------------------------
Level 3                            --
======================================
                         $338,775,653
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2009, the Fund engaged in securities sales of $5,839,924, which resulted in net realized gains (losses) of $(1,740,945).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,096.


14        AIM MULTI-SECTOR FUND

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2009, the Fund paid legal fees of $2,405 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2009 was $60,620,550 and $136,111,693, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $   8,077,894
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (228,733,152)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(220,655,258)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $559,430,911.




15        AIM MULTI-SECTOR FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 FEBRUARY 28, 2009(a)               AUGUST 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,545,717     $ 28,058,510      3,807,565     $ 104,448,073
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       228,702        3,893,298        616,606        16,114,652
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       259,046        4,148,042        558,328        14,810,636
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     42,057          744,388             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           135,464        2,399,107        614,220        17,320,624
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       716,046       10,626,118        781,183        21,599,713
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       122,794        1,744,906        140,981         3,755,744
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       138,864        1,971,869        161,954         4,312,829
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         1,260           18,721             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           312,372        4,713,691        278,854         7,833,000
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       162,100        2,600,159        339,068         9,189,273
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (169,465)      (2,600,159)      (352,600)       (9,189,273)
=========================================================================================================================
Reacquired:
  Class A(b)                                                 (5,001,560)     (83,462,160)    (5,981,685)     (162,259,632)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (508,194)      (8,034,305)      (708,031)      (18,408,222)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (923,113)     (14,918,778)      (793,160)      (20,524,920)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (4,205)         (65,762)            --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (841,384)     (14,954,226)      (414,377)      (11,252,555)
=========================================================================================================================
Net increase (decrease) in share activity                    (3,783,499)    $(63,116,581)      (951,094)    $ (22,250,058)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      23,026      $ 475,716
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (23,026)      (475,716)
     --------------------------------------------------------------------------------------------------





16        AIM MULTI-SECTOR FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09    $25.33     $ 0.06(c)    $(11.67)      $(11.61)    $(0.05)       $(0.74)        $(0.79)      $12.93
Year ended 08/31/08           28.93       0.07(c)      (2.34)        (2.27)        --         (1.33)         (1.33)       25.33
Year ended 08/31/07           25.53      (0.04)(c)      3.88          3.84      (0.12)        (0.32)         (0.44)       28.93
Year ended 08/31/06           24.16       0.17(c)       1.69          1.86         --         (0.49)         (0.49)       25.53
Year ended 08/31/05           19.37      (0.05)(c)(e)   5.40          5.35         --         (0.56)         (0.56)       24.16
Year ended 08/31/04           18.32      (0.12)         1.84          1.72         --         (0.67)         (0.67)       19.37
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09     24.27      (0.01)(c)    (11.17)       (11.18)        --         (0.74)         (0.74)       12.35
Year ended 08/31/08           27.97      (0.13)(c)     (2.24)        (2.37)        --         (1.33)         (1.33)       24.27
Year ended 08/31/07           24.79      (0.24)(c)      3.76          3.52      (0.02)        (0.32)         (0.34)       27.97
Year ended 08/31/06           23.64      (0.02)(c)      1.66          1.64         --         (0.49)         (0.49)       24.79
Year ended 08/31/05           19.09      (0.20)(c)(e)   5.31          5.11         --         (0.56)         (0.56)       23.64
Year ended 08/31/04           18.19      (0.24)         1.81          1.57         --         (0.67)         (0.67)       19.09
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09     24.26      (0.01)(c)    (11.16)       (11.17)        --         (0.74)         (0.74)       12.35
Year ended 08/31/08           27.96      (0.13)(c)     (2.24)        (2.37)        --         (1.33)         (1.33)       24.26
Year ended 08/31/07           24.78      (0.24)(c)      3.76          3.52      (0.02)        (0.32)         (0.34)       27.96
Year ended 08/31/06           23.63      (0.02)(c)      1.66          1.64         --         (0.49)         (0.49)       24.78
Year ended 08/31/05           19.09      (0.20)(c)(e)   5.30          5.10         --         (0.56)         (0.56)       23.63
Year ended 08/31/04           18.17      (0.22)         1.81          1.59         --         (0.67)         (0.67)       19.09
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(f)                 19.64       0.05(c)      (5.95)        (5.90)     (0.06)        (0.74)         (0.80)       12.94
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09     25.81       0.10(c)     (11.89)       (11.79)     (0.12)        (0.74)         (0.86)       13.16
Year ended 08/31/08           29.35       0.19(c)      (2.37)        (2.18)     (0.03)        (1.33)         (1.36)       25.81
Year ended 08/31/07           25.83       0.09(c)       3.93          4.02      (0.18)        (0.32)         (0.50)       29.35
Year ended 08/31/06           24.33       0.29(c)       1.70          1.99         --         (0.49)         (0.49)       25.83
Year ended 08/31/05           19.41       0.06(c)(e)    5.42          5.48         --         (0.56)         (0.56)       24.33
Year ended 08/31/04(f)        19.94      (0.01)        (0.52)        (0.53)        --            --             --        19.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09    (46.24)%    $180,445           1.34%(d)          1.35%(d)        0.66%(d)       13%
Year ended 08/31/08           (8.22)      418,874           1.21              1.22            0.24           58
Year ended 08/31/07           15.13       508,895           1.23              1.29           (0.15)          44
Year ended 08/31/06            7.74       311,492           1.30              1.37            0.67           66
Year ended 08/31/05           28.01        99,721           1.53              1.59           (0.25)(e)       63
Year ended 08/31/04            9.47        38,578           1.85              1.88           (0.73)         161
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09    (46.47)       30,853           2.09(d)           2.10(d)        (0.09)(d)       13
Year ended 08/31/08           (8.89)       68,526           1.96              1.97           (0.51)          58
Year ended 08/31/07           14.26        87,469           1.98              2.04           (0.90)          44
Year ended 08/31/06            6.97        73,997           2.05              2.12           (0.08)          66
Year ended 08/31/05           27.15        24,953           2.20              2.26           (0.92)(e)       63
Year ended 08/31/04            8.70        11,233           2.56              2.59           (1.44)         161
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09    (46.45)       34,455           2.09(d)           2.10(d)        (0.09)(d)       13
Year ended 08/31/08           (8.89)       80,439           1.96              1.97           (0.51)          58
Year ended 08/31/07           14.27        94,760           1.98              2.04           (0.90)          44
Year ended 08/31/06            6.97        69,604           2.05              2.12           (0.08)          66
Year ended 08/31/05           27.10        29,981           2.20              2.26           (0.92)(e)       63
Year ended 08/31/04            8.82        16,424           2.52              2.56           (1.40)         161
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(f)                (34.02)          506           1.14(d)           1.15(d)         0.86(d)        13
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09    (46.09)       74,597           0.79(d)           0.80(d)         1.21(d)        13
Year ended 08/31/08           (7.81)      156,486           0.75              0.76            0.70           58
Year ended 08/31/07           15.67       163,891           0.77              0.83            0.31           44
Year ended 08/31/06            8.23        87,147           0.83              0.90            1.14           66
Year ended 08/31/05           28.64        45,628           1.02              1.08            0.26(e)        63
Year ended 08/31/04(f)        (2.66)        7,023           1.28(g)           1.28(g)        (0.16)(g)      161
___________________________________________________________________________________________________________________
===================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $262,174, $44,016, $49,076, $385 and $100,585 for Class A, Class B,
     Class C, Class Y and Institutional Class shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%; $(0.21) and (0.97)%; $(0.21) and (0.97)% and $0.05 and
     0.21% for Class A, Class B, Class C and Institutional Class shares, respectively.
(f) Commencement date of October 3, 2008 and May 3, 2004 for Class Y and Institutional Class shares, respectively.
(g)  Annualized.


17        AIM MULTI-SECTOR FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


18        AIM MULTI-SECTOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through February 28, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $537.60        $5.11       $1,018.15       $ 6.71       1.34%
---------------------------------------------------------------------------------------------------
        B            1,000.00        535.30         7.96        1,014.43        10.44       2.09
---------------------------------------------------------------------------------------------------
        C            1,000.00        535.50         7.96        1,014.43        10.44       2.09
---------------------------------------------------------------------------------------------------
        Y            1,000.00        659.80         3.86        1,019.14         5.71       1.14
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009 (as of close of business October 3, 2008, through February 28, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 149 (as of close of business October 3, 2008, through February 28, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM MULTI-SECTOR FUND

Supplement to Semiannual Report dated 2/28/09

AIM MULTI-SECTOR FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 2/28/09                    not indicative of future results. More
The following information has been           Inception (5/3/04)                  -5.04%   recent returns may be more or less than
prepared to provide Institutional Class      1 Year                             -47.28    those shown. All returns assume
shareholders with a performance overview     6 Months*                          -46.09    reinvestment of distributions at NAV.
specific to their holdings. Institutional    ==========================================   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 original cost. See full report for
criteria.                                    For periods ended 12/31/08, most recent      information on comparative benchmarks.
                                             calendar quarter-end                         Please consult your Fund prospectus for
                                             Inception (5/3/04)                  -1.78%   more information. For the most current
                                             1 Year                             -42.21    month-end performance, please call 800 451
                                             6 Months*                          -38.79    4246 or visit invescoaim.com.

                                             *  Cumulative total return that has not      (1) Total annual operating expenses less
                                                been annualized                              any contractual fee waivers and/or
                                             ==========================================      expense reimbursements by the advisor
                                                                                             in effect through at least June 30,
                                             Institutional Class shares' inception date      2009. See current prospectus for more
                                             Institutional Class shares have no sales        information.
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.75%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.76%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses in the past,
                                             performance would have been lower.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-MSE-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $539.10        $3.01       $1,020.88       $3.96        0.79%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM MULTI-SECTOR FUND

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This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK -- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                    [INVESCO AIM LOGO]
                                     - SERVICE MARK -

                  invescoaim.com        I-MSE-SAR-1       Aim Distributors, Inc.

[INVESCO AIM LOGO]         AIM SELECT REAL ESTATE INCOME FUND
 - SERVICE MARK -
                           Semiannual Report to Shareholders - February 28, 2009

                                        [MOUNTAIN GRAPHIC]

2     Fund Performance
4     Letters to Shareholders
5     Schedule of Investments
9     Financial Statements
12    Notes to Financial Statements
17    Financial Highlights
20    Fund Expenses


For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/08 to 2/28/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                               -46.07%
Class B Shares                                                                               -46.21
Class C Shares                                                                               -46.27
Class Y Shares*                                                                              -46.16
S&P 500 Index+ (Broad Market Index)                                                          -41.79
Custom Select Real Estate Income Index# (Style-Specific Index)                               -47.64
Lipper Real Estate Funds Index+ (Peer Group Index)                                           -58.88

+     Lipper Inc.;

#     Invesco Aim, Lipper Inc., Bloomberg L.P.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--REGISTERED TRADEMARK-- Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The CUSTOM SELECT REAL ESTATE INCOME INDEX is an index created by Invesco Aim to benchmark the Fund. The index consists of the following indexes: 50% FTSE NAREIT Equity REIT Index and 50% Wachovia Hybrid and Preferred Securities REIT Index. The FTSE NAREIT Equity REIT Index is a market-cap weighted index of all equity REITs traded on the NYSE, NASDAQ National Market System, and the American Stock Exchange. The Wachovia Hybrid and Preferred Securities REIT Index is a capitalization weighted unmanaged index of exchange listed perpetual REIT preferred stocks and depository shares.

      The LIPPER REAL ESTATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Real Estate Funds category. These funds invest their equity portfolio primarily in shares of domestic companies engaged in the real estate industry.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2 AIM SELECT REAL ESTATE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/09, including maximum applicable sales charges

CLASS A SHARES
Inception (5/31/02)                                   1.11%
  5 Years                                            -6.59
  1 Year                                            -49.77

CLASS B SHARES
Inception                                             0.94%
  5 Years                                            -6.56
  1 Year                                            -49.70

CLASS C SHARES
Inception                                             0.94%
  5 Years                                            -6.43
  1 Year                                            -47.74

CLASS Y SHARES
Inception                                             1.93%
  5 Years                                            -5.56
  1 Year                                            -46.91

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (5/31/02)                                   4.74%
  5 Years                                            -0.77
  1 Year                                            -35.75

CLASS B SHARES
Inception                                             4.57%
  5 Years                                            -0.76
  1 Year                                            -35.71

CLASS C SHARES
Inception                                             4.60%
  5 Years                                            -0.59
  1 Year                                            -33.01

CLASS Y SHARES
Inception                                             5.65%
  5 Years                                             0.38
  1 Year                                            -31.96

ON MARCH 12, 2007, THE FUND REORGANIZED FROM A CLOSED-END FUND TO AN OPEN-END FUND. CLASS A SHARE RETURNS PRIOR TO MARCH 12, 2007, ARE THE HISTORICAL RETURNS OF THE CLOSED-END FUND'S COMMON SHARES WHICH INCEPTED MAY 31, 2002 AND WHICH HAD NO 12B-1 FEE. THE CLASS A SHARE RETURNS PRIOR TO MARCH 12, 2007 DO NOT REFLECT THE 0.25% ANNUAL 12B-1 FEE APPLICABLE TO THE FUNDS' CLASS A SHARES OR THE ANNUAL OTHER EXPENSES OF SUCH CLASS A SHARES WHICH ARE ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF THE CLOSED-END FUND. IF THE 12B-1 FEE AND OTHER EXPENSES OF THE FUND'S CLASS A SHARES WERE REFLECTED, RETURNS PRIOR TO MARCH 12, 2007 MAY BE LOWER THAN THOSE SHARES FOR THAT PERIOD.

      THE INCEPTION DATE FOR THE OPEN-END FUND'S CLASS B AND CLASS C SHARES IS MARCH 9, 2007; RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL CLASS B AND CLASS C SHARES AND THE HISTORICAL PERFORMANCE OF THE CLOSED-END FUND'S COMMON SHARES AT NET ASSET VALUE, RESTATED TO REFLECT THE 1.00% ANNUAL 12B-1 FEE APPLICABLE TO THE FUND'S CLASS B AND CLASS C SHARES AND THE ANNUAL OTHER EXPENSES OF SUCH CLASS B AND CLASS C SHARES, WHICH ARE ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF THE CLOSED-END FUND.

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES INCEPTION DATE IS MAY 31, 2002.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS (REINVESTED AT NET ASSET VALUE, EXCEPT FOR PERIODS PRIOR TO MARCH 12, 2007 WHERE REINVESTMENTS WERE MADE AT THE LOWER OF THE CLOSED-END FUND'S NET ASSET VALUE OR MARKET PRICE), CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B AND CLASS C AND CLASS Y SHARES WAS 1.34%, 2.09%, 2.09% AND 1.09%, RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C AND CLASS Y SHARES WAS 1.35%, 2.10%, 2.10% AND 1.10%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      FUND PERFORMANCE WAS POSITIVELY IMPACTED BY A TEMPORARY 2% FEE ON REDEMPTIONS THAT WAS IN EFFECT FROM MARCH 12, 2007 TO MARCH 12, 2008. WITHOUT INCOME FROM THIS TEMPORARY FEE, RETURNS WOULD HAVE BEEN LOWER.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2009. See current prospectus for more information.

3 AIM SELECT REAL ESTATE INCOME FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in early 2009.

No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246.

      For additional economic analysis, some tips on coping with the current market downturn and to learn more about our commitment to you, please see my extended message at invescoaim.com. If you have any questions or comments, I would be pleased to hear from you. Contact me at phil@invescoaim.com.

Sincerely,

/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4 AIM SELECT REAL ESTATE INCOME FUND

SCHEDULE OF INVESTMENTS(a)

February 28, 2009
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-53.67%

APARTMENTS-7.24%

BRE Properties, Inc.(b)                                  10,400    $    196,768
-------------------------------------------------------------------------------
Camden Property Trust(b)                                 22,400         420,896
-------------------------------------------------------------------------------
Essex Property Trust, Inc.(b)                            38,400       2,088,960
-------------------------------------------------------------------------------
Home Properties, Inc.(b)                                  2,600          69,004
-------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                  60,800       1,571,680
===============================================================================
                                                                      4,347,308
===============================================================================


DIVERSIFIED-3.38%

Vornado Realty Trust                                     16,200         530,226
-------------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)               87,291       1,497,041
===============================================================================
                                                                      2,027,267
===============================================================================


FREESTANDING-3.82%

National Retail Properties Inc.(b)                      126,300       1,814,931
-------------------------------------------------------------------------------
Realty Income Corp.(b)                                   27,400         480,322
===============================================================================
                                                                      2,295,253
===============================================================================


HEALTHCARE-14.80%

Health Care REIT, Inc.                                   81,073       2,494,616
-------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                       75,900       1,537,734
-------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                         38,100         500,253
-------------------------------------------------------------------------------
Senior Housing Properties Trust                         229,400       2,895,028
-------------------------------------------------------------------------------
Ventas, Inc.                                             67,300       1,451,661
===============================================================================
                                                                      8,879,292
===============================================================================


INDUSTRIAL PROPERTIES-1.34%

DCT Industrial Trust Inc.                               102,400         299,008
-------------------------------------------------------------------------------
EastGroup Properties, Inc.(b)                            13,000         319,670
-------------------------------------------------------------------------------
ProLogis(b)                                              31,700         183,543
===============================================================================
                                                                        802,221
===============================================================================


INDUSTRIAL/OFFICE: MIXED-3.49%

Liberty Property Trust                                  114,700       2,095,569
===============================================================================


LODGING-RESORTS-1.89%

Host Hotels & Resorts Inc.(b)(c)                        305,900       1,131,830
===============================================================================


OFFICE PROPERTIES-4.20%

Alexandria Real Estate Equities, Inc.(b)                  1,300          51,948
-------------------------------------------------------------------------------
Brandywine Realty Trust                                  40,801         192,581
-------------------------------------------------------------------------------
Corporate Office Properties Trust(b)                      4,400         110,000
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.(b)                               104,500       1,784,860
-------------------------------------------------------------------------------
SL Green Realty Corp.(b)                                 32,700         379,974
===============================================================================
                                                                      2,519,363
===============================================================================


REGIONAL MALLS-4.31%

Simon Property Group, Inc.                               78,100       2,585,110
===============================================================================


RETAIL-0.27%

Federal Realty Investment Trust(b)                        2,100          86,373
-------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.(b)                    2,700          74,520
===============================================================================
                                                                        160,893
===============================================================================


SELF STORAGE FACILITIES-4.55%

Public Storage-Series A Dep. Shares(b)                  119,000       2,731,050
===============================================================================


SHOPPING CENTERS-2.85%

Inland Real Estate Corp.(b)                             179,700       1,401,660
-------------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                        25,400         307,594
===============================================================================
                                                                      1,709,254
===============================================================================


SPECIALTY PROPERTIES-1.53%

Digital Realty Trust, Inc.(b)                            30,800         920,612
===============================================================================
     Total Real Estate Investment Trusts, Common
       Stocks & Other Equity Interests (Cost
       $56,006,148)                                                  32,205,022
===============================================================================



PREFERRED STOCKS-27.16%

APARTMENTS-3.19%

Mid-America Apartment Communities, Inc.- Series H,
  8.30% Pfd.                                             94,500       1,913,625
===============================================================================


FREESTANDING-2.35%

National Retail Properties Inc.-Series C, 7.38%
  Pfd.                                                   92,350       1,408,337
===============================================================================


HEALTHCARE-3.33%

Health Care REIT, Inc.-Series F, 7.63% Pfd.               7,600         138,168
-------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D, 8.38%
  Pfd.                                                  106,300       1,860,250
===============================================================================
                                                                      1,998,418
===============================================================================


INDUSTRIAL PROPERTIES-0.06%

ProLogis-Series C, 8.54% Pfd.                               950          35,002
===============================================================================


INDUSTRIAL/OFFICE: MIXED-7.07%

PS Business Parks, Inc.,
  Series K, 7.95% Pfd.(b)                                 8,500         148,750
-------------------------------------------------------------------------------
  Series L, 7.60% Pfd.(b)                                18,300         301,035
-------------------------------------------------------------------------------
  Series M, 7.20% Pfd.(b)                               120,300       1,876,680
-------------------------------------------------------------------------------
  Series O, 7.38% Pfd.                                  114,600       1,918,404
===============================================================================
                                                                      4,244,869
===============================================================================


LODGING-RESORTS-0.52%

Eagle Hospitality Properties Trust Inc.-Series A,
  8.25% Pfd.(d)                                         195,800          55,079
-------------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%
  Pfd.(b)                                                21,100         257,420
===============================================================================
                                                                        312,499
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SELECT REAL ESTATE INCOME FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
OFFICE PROPERTIES-1.36%

Kilroy Realty Corp.-Series F, 7.50% Pfd.                 62,800    $    815,144
===============================================================================


REGIONAL MALLS-2.55%

CBL & Associates Properties, Inc.,
  Series C, 7.75% Pfd.                                    7,700          47,355
-------------------------------------------------------------------------------
  Series D, 7.38% Pfd.                                    6,700          38,190
-------------------------------------------------------------------------------
Realty Income Corp. Series E, 6.75% Pfd.                 81,692       1,360,172
-------------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.                5,300          85,489
===============================================================================
                                                                      1,531,206
===============================================================================


SELF STORAGE FACILITIES-5.10%

Public Storage,
  Series I, 7.25% Pfd.(b)                                73,000       1,336,630
-------------------------------------------------------------------------------
  Series L, 6.75% Pfd.                                   27,300         453,180
-------------------------------------------------------------------------------
  Series M, 6.63% Pfd.(b)                                74,200       1,274,014
===============================================================================
                                                                      3,063,824
===============================================================================


SHOPPING CENTERS-0.30%

Cedar Shopping Centers Inc.-Series A, 8.88%
  Pfd.(b)                                                14,100         178,929
===============================================================================


SPECIALTY PROPERTIES-1.33%

Digital Realty Trust, Inc.,
  Series A, 8.50% Pfd.(b)                                25,200         462,420
-------------------------------------------------------------------------------
  Series B, 7.88% Pfd.(b)                                21,100         334,646
===============================================================================
                                                                        797,066
===============================================================================
     Total Preferred Stocks (Cost $27,352,634)                       16,298,919
===============================================================================


                                                      PRINCIPAL
                                                       AMOUNT

ASSET-BACKED SECURITIES-13.08%

MORTGAGE BACKED SECURITIES-13.08%

Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A4, Pass Through Ctfs.,
  4.52%, 11/11/41                                    $  800,000         696,815
-------------------------------------------------------------------------------
  Series 2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41                                       700,000         548,561
-------------------------------------------------------------------------------
  Series 2005-T18, Class AJ, Pass Through Ctfs.,
  5.01%, 02/13/42                                       350,000         162,245
-------------------------------------------------------------------------------
  Series 2006-T22, Class A4, Pass Through Ctfs.,
  5.46%, 04/12/38                                       528,000         393,782
-------------------------------------------------------------------------------
  Series 2006-T24, Class A2, Pass Through Ctfs.,
  5.48%, 10/12/41                                       700,000         576,801
-------------------------------------------------------------------------------
  Series 2006-T24, Class A4, Pass Through Ctfs.,
  5.54%, 10/12/41                                       540,000         381,006
-------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
  Corp.,
  Series 2001-SPGA, Class A2, Pass Through Ctfs.,
  6.52%, 08/13/18(d)                                    725,000         602,233
-------------------------------------------------------------------------------
  Series 2003-C3, Class G, Pass Through Ctfs.,
  4.62%, 05/15/38(d)                                     25,000           8,619
-------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.,Series 1998-CG1,
  Class B4, Pass Through Ctfs., 7.23%, 06/10/31(d)      340,000         274,932
-------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.-Series
  2005-GG3, Class AJ, Pass Through Ctfs., 4.86%,
  08/10/42                                              400,000         191,102
-------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
  Corp.,
  Series 2005-CB13, Class AJ, Pass Through Ctfs.,
  5.35%, 01/12/43                                     2,200,000       1,005,219
-------------------------------------------------------------------------------
  Series 2005-LDP5, Class AJ, Pass Through Ctfs.,
  5.30%, 12/15/44                                     2,000,000         907,053
-------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
  Series 2002-C7, Class B, Pass Through Ctfs.,
  5.08%, 01/15/36                                        96,000          86,786
-------------------------------------------------------------------------------
  Series 2005-C1, Class A3, Pass Through Ctfs.,
  4.55%, 02/15/30                                       480,000         400,077
-------------------------------------------------------------------------------
  Series 2005-C1, Class A4, Pass Through Ctfs.,
  4.74%, 02/15/30                                     1,000,000         779,892
-------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust,
  Series 2004-MKB1, Class B, Pass Through Ctfs.,
  5.28%, 02/12/42                                        25,000          20,137
-------------------------------------------------------------------------------
  Series 2005-CIP1, Class AJ, Pass Through Ctfs.,
  5.14%, 07/12/38                                     1,450,000         667,287
-------------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class AJ, Pass Through Ctfs.,
  5.21%, 11/14/42                                       200,000          99,658
-------------------------------------------------------------------------------
  Series 2006-IQ11, Class B, Pass Through Ctfs.,
  5.78%, 10/15/42                                       270,000          48,003
===============================================================================
     Total Asset-Backed Securities (Cost
       $11,144,043)                                                   7,850,208
===============================================================================



BONDS & NOTES-4.79%

APARTMENTS-0.67%

Camden Property Trust, Sr. Unsec. Unsub. Notes,
  7.63%, 02/15/11(b)                                    420,000         402,136
===============================================================================


HEALTHCARE-0.92%

Nationwide Health Properties, Inc., Unsec. Notes,
  6.25%, 02/01/13                                       650,000         550,268
===============================================================================


INDUSTRIAL/OFFICE: MIXED-0.46%

Liberty Property, L.P., Sr. Unsec. Unsub. Notes,
  7.25%, 03/15/11                                       300,000         275,560
===============================================================================


OFFICE PROPERTIES-0.77%

Mack-Cali Realty, L.P.,
  Sr. Unsec. Notes, 5.05%, 04/15/10                      78,000          69,714
-------------------------------------------------------------------------------
  7.75%, 02/15/11                                       450,000         389,520
===============================================================================
                                                                        459,234
===============================================================================


RESIDENTIAL-0.54%

UDR Inc., Series E, Sr. Unsec. Unsub. Medium Term
  Notes, 3.90%, 03/15/10                                356,000         324,909
===============================================================================


SHOPPING CENTERS-0.52%

Federal Realty Investment Trust,
  Sr. Unsec. Notes, 5.40%, 12/01/13                     244,000         189,628
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 6.00%, 07/15/12              147,000         124,417
===============================================================================
                                                                        314,045
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SELECT REAL ESTATE INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
SPECIALTY PROPERTIES-0.91%

Healthcare HCP Inc., Sr. Unsec. Notes, 6.45%,
  06/25/12                                           $  120,000    $    101,807
-------------------------------------------------------------------------------
Nationwide Health Properties Inc., Sr. Unsec.
  Notes, 6.50%, 07/15/11                                330,000         294,211
-------------------------------------------------------------------------------
Self Storage Shurgard Storage Centers LLC, Sr.
  Unsec. Notes, 7.75%, 02/22/11                         154,000         148,233
===============================================================================
                                                                        544,251
===============================================================================
     Total Bonds & Notes (Cost $2,949,171)                            2,870,403
===============================================================================



                                                       SHARES          VALUE
-------------------------------------------------------------------------------

MONEY MARKET FUNDS-3.98%

Liquid Assets Portfolio-Institutional Class(e)        1,192,788    $  1,192,788
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              1,192,788       1,192,788
===============================================================================
     Total Money Market Funds (Cost $2,385,576)                       2,385,576
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-102.68% (Cost $99,837,572)                                   61,610,128
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-14.83%

Liquid Assets Portfolio-Institutional Class (Cost
  $8,897,436)(e)(f)                                   8,897,436       8,897,436
===============================================================================
TOTAL INVESTMENTS-117.51% (Cost $108,735,008)                        70,507,564
===============================================================================
OTHER ASSETS LESS LIABILITIES-(17.51)%                              (10,504,717)
===============================================================================
NET ASSETS-100.00%                                                 $ 60,002,847
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Dep     - Depositary
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") U.S. Equity Index, which is exclusively owned by NAREIT.
(b)   All or a portion of this security was out on loan at February 28, 2009.
(c)   Non-income producing security.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $940,863, which represented 1.57% of the Fund's Net Assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SELECT REAL ESTATE INCOME FUND

PORTFOLIO COMPOSITION

By property type, based on Net Assets
as of February 28, 2009



-------------------------------------------------------------------------
Healthcare                                                           19.0%
-------------------------------------------------------------------------
Asset-Backed Securities                                              13.1
-------------------------------------------------------------------------
Apartments                                                           11.1
-------------------------------------------------------------------------
Industrial/Office: Mixed                                             11.0
-------------------------------------------------------------------------
Self Storage Facilities                                               9.6
-------------------------------------------------------------------------
Regional Malls                                                        6.9
-------------------------------------------------------------------------
Office                                                                6.3
-------------------------------------------------------------------------
Freestanding                                                          6.2
-------------------------------------------------------------------------
Specialty                                                             3.8
-------------------------------------------------------------------------
Shopping Centers                                                      3.7
-------------------------------------------------------------------------
Diversified                                                           3.4
-------------------------------------------------------------------------
Lodging-Resorts                                                       2.4
-------------------------------------------------------------------------
Industrial                                                            1.4
-------------------------------------------------------------------------
Residential                                                           0.5
-------------------------------------------------------------------------
Retail                                                                0.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.3
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $97,451,996)*                           $ 59,224,552
------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                  11,283,012
======================================================
     Total investments (Cost
       $108,735,008)                        70,507,564
======================================================
Receivables for:
  Investments sold                             258,132
------------------------------------------------------
  Fund shares sold                             648,447
------------------------------------------------------
  Dividends and Interest                       318,388
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             11,746
------------------------------------------------------
Other assets                                    32,052
======================================================
     Total assets                           71,776,329
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      2,144,812
------------------------------------------------------
  Fund shares reacquired                       568,860
------------------------------------------------------
  Amount due custodian                           6,822
------------------------------------------------------
  Collateral upon return of securities
     loaned                                  8,897,436
------------------------------------------------------
  Accrued fees to affiliates                    46,052
------------------------------------------------------
  Accrued other operating expenses              42,348
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              67,152
======================================================
     Total liabilities                      11,773,482
======================================================
Net assets applicable to shares
  outstanding                             $ 60,002,847
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $136,280,484
------------------------------------------------------
Undistributed net investment income            726,110
------------------------------------------------------
Undistributed net realized gain (loss)     (38,776,303)
------------------------------------------------------
Unrealized appreciation (depreciation)     (38,227,444)
======================================================
                                          $ 60,002,847
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 51,536,846
______________________________________________________
======================================================
Class B                                   $    450,481
______________________________________________________
======================================================
Class C                                   $  1,126,310
______________________________________________________
======================================================
Class Y                                   $    681,143
______________________________________________________
======================================================
Institutional Class                       $  6,208,067
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     11,740,120
______________________________________________________
======================================================
Class B                                        102,943
______________________________________________________
======================================================
Class C                                        257,144
______________________________________________________
======================================================
Class Y                                        155,451
______________________________________________________
======================================================
Institutional Class                          1,415,622
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       4.39
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $4.39 divided
     by 94.50%)                           $       4.65
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       4.38
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       4.38
______________________________________________________
======================================================
Class Y:
  Net asset value and offering price
     per share                            $       4.38
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       4.39
______________________________________________________
======================================================



* At February 28, 2009, securities with an aggregate value of $8,608,359 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $  3,251,174
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $100,316)                                                                           130,354
------------------------------------------------------------------------------------------------
Interest                                                                                 284,895
================================================================================================
     Total investment income                                                           3,666,423
================================================================================================


EXPENSES:

Advisory fees                                                                            302,359
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             2,202
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 87,821
------------------------------------------------------------------------------------------------
  Class B                                                                                  3,219
------------------------------------------------------------------------------------------------
  Class C                                                                                  6,523
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     142,599
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       1,336
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 10,707
------------------------------------------------------------------------------------------------
Other                                                                                     99,003
================================================================================================
     Total expenses                                                                      680,564
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (4,163)
================================================================================================
     Net expenses                                                                        676,401
================================================================================================
Net investment income                                                                  2,990,022
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                  (30,188,746)
================================================================================================
Change in net unrealized appreciation (depreciation) of investment securities        (27,529,678)
================================================================================================
Net realized and unrealized gain (loss)                                              (57,718,424)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(54,728,402)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                            FEBRUARY 28,     AUGUST 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  2,990,022    $  5,992,308
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (30,188,746)     (2,427,114)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (27,529,678)    (19,290,644)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (54,728,402)    (15,725,450)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (2,400,150)     (8,565,347)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (19,085)        (19,825)
--------------------------------------------------------------------------------------------------------
  Class C                                                                        (35,565)        (32,369)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                           (613)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (305,743)       (166,047)
========================================================================================================
     Total distributions from net investment income                           (2,761,156)     (8,783,588)
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --     (76,417,808)
--------------------------------------------------------------------------------------------------------
  Class B                                                                             --         (83,959)
--------------------------------------------------------------------------------------------------------
  Class C                                                                             --        (140,190)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --          (3,700)
========================================================================================================
     Total distributions from net realized gains                                     --      (76,645,657)
========================================================================================================
Share transactions-net:
  Class A                                                                     (9,910,868)    (13,067,864)
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (208,077)      1,152,702
--------------------------------------------------------------------------------------------------------
  Class C                                                                        124,425       1,875,071
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        731,670              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (528,707)     13,951,263
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (9,791,557)      3,911,172
========================================================================================================
     Net increase (decrease) in net assets                                   (67,281,115)    (97,243,523)
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                        127,283,962     224,527,485
________________________________________________________________________________________________________
========================================================================================================
  End of period (includes undistributed net investment income of
     $726,110 and $497,244, respectively)                                   $ 60,002,847    $127,283,962
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM SELECT REAL ESTATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund at which time the Fund became a new series portfolio of the Trust. The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the "Reorganization Date") through the transfer of all its assets and liabilities to the Fund (the "Reorganization"). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the Reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report.

  The Fund's investment objectives are high current income and secondarily, capital appreciation.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


12        AIM SELECT REAL ESTATE INCOME FUND

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these

13        AIM SELECT REAL ESTATE INCOME FUND
      loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees of $1,919.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2009, Invesco reimbursed expenses of the Fund in the amount of $261.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

14        AIM SELECT REAL ESTATE INCOME FUND
to the shareholder. During the six months ended February 28, 2009, IADI advised the Fund that IADI retained $2,890 in front-end sales commissions from the sale of Class A shares and $37, $381 and $1,933 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $59,696,872
--------------------------------------
Level 2                    10,810,692
--------------------------------------
Level 3                            --
======================================
                          $70,507,564
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,983.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2009, the Fund paid legal fees of $1,724 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2008.


15        AIM SELECT REAL ESTATE INCOME FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2009 was $19,276,891 and $26,147,029, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $    143,172
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (40,430,087)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(40,286,915)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $110,794,479.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 FEBRUARY 28, 2009(a)              AUGUST 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,279,168     $  6,824,655      1,839,980     $ 16,558,591
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        18,422          111,536        159,313        1,442,997
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       112,188          635,923        246,055        2,240,917
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    158,598          748,874             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           119,350          704,442      1,546,029       14,211,127
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       244,308        1,536,635      4,159,275       37,122,833
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         2,870           18,269         11,708          103,040
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         4,819           29,900         16,374          144,890
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            96              484             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            48,101          305,743         19,351          169,747
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,463           13,766          6,502           54,878
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,470)         (13,766)        (6,516)         (54,878)
========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (3,088,761)     (18,285,924)    (6,467,883)     (66,804,166)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (50,382)        (324,116)       (40,000)        (338,457)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (90,496)        (541,398)       (53,711)        (510,736)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (3,243)         (17,688)            --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (265,761)      (1,538,892)       (52,039)        (429,611)
========================================================================================================================
     Net increase (decrease) in share activity               (1,510,730)    $ (9,791,557)     1,384,438     $  3,911,172
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

       In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       6,791      $ 48,556
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (6,791)      (48,556)
     _________________________________________________________________________________________________
     =================================================================================================




(c) Net of redemption fees of $784,026 which was allocated among the classes based on relative net assets of each class for the year ended August 31, 2008. Redemption fee expired March 2008.


16        AIM SELECT REAL ESTATE INCOME FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedules presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to March 12, 2007 includes financial data for the common shares of the Closed-End Fund.


                                                                         CLASS A*
                            --------------------------------------------------------------------------------------------------
                             SIX MONTHS                           EIGHT MONTHS
                                ENDED           YEAR ENDED            ENDED                    YEAR ENDED DECEMBER 31,
                            FEBRUARY 28,        AUGUST 31,         AUGUST 31,         ----------------------------------------
                                2009               2008               2007              2006            2005            2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period          $  8.38           $  16.27           $  17.35          $  17.49        $  20.02        $  17.83
------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           0.21(a)            0.42(a)            0.44(a)           0.86            0.90            0.85
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
     securities (both
     realized and
     unrealized)                 (4.01)             (1.54)             (1.54)             3.88           (0.36)           3.16
------------------------------------------------------------------------------------------------------------------------------
Less distributions to
  auction rate preferred
  shareholders of Closed-
  End Fund
  from net investment
  income(b)                        N/A                N/A                N/A             (0.20)          (0.17)          (0.08)
==============================================================================================================================
  Total from investment
     operations                  (3.80)             (1.12)             (1.10)             4.54            0.37            3.93
==============================================================================================================================
Less distributions:
  Dividends from net
     investment income           (0.19)             (0.65)             (0.38)            (0.89)          (1.24)          (1.24)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
     realized gains                 --              (6.18)             (0.09)            (3.84)          (1.66)          (0.50)
==============================================================================================================================
  Total distributions            (0.19)             (6.83)             (0.47)            (4.73)          (2.90)          (1.74)
==============================================================================================================================
Increase from common
  shares of Closed-End
  Fund repurchased                 N/A                N/A                 --              0.05              --              --
==============================================================================================================================
Redemption fees added to
  shares of beneficial
  interest                          --               0.06               0.49               N/A             N/A             N/A
==============================================================================================================================
Net asset value, end of
  period                       $  4.39           $   8.38           $  16.27          $  17.35        $  17.49        $  20.02
==============================================================================================================================
Market value per common
  share of Closed-End
  Fund at period end           $   N/A           $    N/A           $    N/A          $  16.67        $  14.98        $  17.50
==============================================================================================================================
Total return at net asset
  value                         (46.01)%(c)         (7.47)%(c)(d)      (3.59)%(c)(d)     29.15%(e)        4.44%(e)       24.43%(e)
==============================================================================================================================
Market value return(e)             N/A                N/A                N/A             44.88%           2.33%          16.89%
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $51,537           $111,529           $224,000          $678,394        $698,380        $799,358
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
     expense
     reimbursements               1.73%(f)           1.32%              1.08%(g)          0.96%(h)        0.95%(h)        0.93%(h)
==============================================================================================================================
  Without fee waivers
     and/or expense
     reimbursements               1.74%(f)           1.33%              1.23%(g)          1.33%(h)        1.33%(h)        1.32%(h)
==============================================================================================================================
Ratio of net investment
  income to average net
  assets                          7.36%(f)           3.91%              3.82%(g)          4.59%(h)        4.70%(h)        4.64%(h)
==============================================================================================================================
Ratio of distributions to
  auction rate preferred
  shareholders of Closed-
  End Fund to average net
  assets attributable to
  common shares of
  Closed-End Fund                  N/A                N/A                N/A              1.30%(g)        0.86%           0.42%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover
  rate(i)                           24%                73%                24%               23%             17%             19%
==============================================================================================================================
Auction rate preferred
  shares of Closed-End
  Fund:
  Liquidation value, end
     of period (000s
     omitted)                      N/A                N/A                N/A                --        $205,000        $205,000
==============================================================================================================================
  Total shares
     outstanding                   N/A                N/A                N/A                --           8,200           8,200
==============================================================================================================================
  Asset coverage per
     share                         N/A                N/A                N/A                --        $110,168        $122,483
==============================================================================================================================
  Liquidation and market
     value per share               N/A                N/A                N/A                --        $ 25,000        $ 25,000
______________________________________________________________________________________________________________________________
==============================================================================================================================




* Prior to March 12, 2007 the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owned prior to the Reorganization.
(a)  Calculated using average shares outstanding.
(b)  Based on average number of common shares outstanding of Closed-End Fund.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(e) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value of Closed-End over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Closed-End Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund's dividend reinvestment plan.
(f) Ratios are annualized and based on average daily net assets (000's omitted) of $70,839.
(g)  Annualized.
(h) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares of Closed-End Fund.
(i) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM SELECT REAL ESTATE INCOME FUND

                                                      NET GAINS
                           NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                           BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD   INCOME(a)   UNREALIZED)(B)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09    $ 8.37      $0.19         $(4.01)        $(3.82)     $(0.17)       $   --         $(0.17)
Year ended 08/31/08           16.23       0.28          (1.40)         (1.12)      (0.56)        (6.18)         (6.74)
Year ended 08/31/07(f)        17.34       0.22          (1.09)         (0.87)      (0.24)           --          (0.24)
------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09      8.38       0.19          (4.02)         (3.83)      (0.17)           --          (0.17)
Year ended 08/31/08           16.23       0.29          (1.40)         (1.11)      (0.56)        (6.18)         (6.74)
Year ended 08/31/07(f)        17.34       0.22          (1.09)         (0.87)      (0.24)           --          (0.24)
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(f)                  7.15       0.15          (2.83)         (2.68)      (0.09)           --          (0.09)
========================================================================================================================
INSTITUTIONAL CLASS
Six months ended 02/28/09      8.39       0.23          (4.02)         (3.79)      (0.21)           --          (0.21)
Year ended 08/31/08           16.27       0.37          (1.37)         (1.00)      (0.70)        (6.18)         (6.88)
Year ended 08/31/07(f)        17.34       0.32          (1.09)         (0.77)      (0.30)           --          (0.30)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                       RATIO OF          RATIO OF
                                                                       EXPENSES          EXPENSES
                                                                      TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                      NET ASSETS      ASSETS WITHOUT   INVESTMENT
                            NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                           VALUE, END    TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                            OF PERIOD  RETURN(c)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(D)
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09    $ 4.38      (46.27)%      $   450           2.48%(e)          2.49%(e)       6.61%(e)       24%
Year ended 08/31/08            8.37       (8.01)         1,126           2.07              2.08           3.16           73
Year ended 08/31/07(f)        16.23       (5.10)           162           2.04(g)           2.04(g)        2.86(g)        24
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09      4.38      (46.34)         1,126           2.48(e)           2.49(e)        6.61(e)        24
Year ended 08/31/08            8.38       (7.90)         1,932           2.07              2.08           3.16           73
Year ended 08/31/07(f)        16.23       (5.10)           356           2.04(g)           2.04(g)        2.86(g)        24
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(f)                  4.38      (37.64)           681           1.55(e)           1.56(e)        7.54(e)        24
===============================================================================================================================
INSTITUTIONAL CLASS
Six months ended 02/28/09      4.39      (45.93)         6,208           1.11(e)           1.12(e)        7.98(e)        24
Year ended 08/31/08            8.39       (6.91)        12,696           0.88              0.89           4.35           73
Year ended 08/31/07(f)        16.27       (4.53)            10           0.89(g)           0.89(g)        4.01(g)        24
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008. Redemption fees added to shares of beneficial interest for Class B, Class C and Institutional Class shares were $0.05, $0.05 and $0.04 per share and $0.47, $0.47 and $0.48 per share for the year ended August 31, 2008 and the eight months ended August 31, 2007, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $649, $1,315, $75 and $8,433 for Class B, Class C, Class Y and Institutional Class shares, respectively.
(f) Commencement date of March 9, 2007 for Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full

18        AIM SELECT REAL ESTATE INCOME FUND
cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


19        AIM SELECT REAL ESTATE INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through February 28, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $539.30        $6.60       $1,016.22       $ 8.65       1.73%
---------------------------------------------------------------------------------------------------
        B            1,000.00        537.90         9.46        1,012.50        12.37       2.48
---------------------------------------------------------------------------------------------------
        C            1,000.00        537.30         9.45        1,012.50        12.37       2.48
---------------------------------------------------------------------------------------------------
        Y            1,000.00        623.60         5.14        1,017.11         7.75       1.55
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009 (as of close of business October 3, 2008, through February 28, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 149 (as of close of business October 3, 2008, through February 28, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


20        AIM SELECT REAL ESTATE INCOME FUND

DISTRIBUTION INFORMATION

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in September of 2008. Subsequently, certain of these estimates have been corrected. Listed below are the corrected sources of this distribution, determined in accordance with generally accepted accounting principles ("GAAP").

                                                               GAIN FROM SALE OF
                                                   NET INCOME      SECURITIES     RETURN OF PRINCIPAL  TOTAL DISTRIBUTION
-------------------------------------------------------------------------------------------------------------------------
09/18/08   Class A                                   $0.0777         $0.000             $0.0268              $0.1045
-------------------------------------------------------------------------------------------------------------------------
09/18/08   Class B                                   $0.0616         $0.000             $0.0266              $0.0882
-------------------------------------------------------------------------------------------------------------------------
09/18/08   Class C                                   $0.0616         $0.000             $0.0267              $0.0883
-------------------------------------------------------------------------------------------------------------------------
09/18/08   Institutional Class                       $0.0870         $0.000             $0.0267              $0.1137
_________________________________________________________________________________________________________________________
=========================================================================================================================





  Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. The tax treatment of distributions was set forth in a Form 1099-DIV for the 2008 calendar year. This information is being provided to comply with certain U.S. Securities and Exchange Commission requirements


21        AIM SELECT REAL ESTATE INCOME FUND

Supplement to Semiannual Report dated 2/28/09

AIM SELECT REAL ESTATE INCOME FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The net annual Fund operating expense
                                             For periods ended 2/28/09                    ratio set forth in the most recent Fund
The following information has been           Inception                            2.06%   prospectus as of the date of this
prepared to provide Institutional Class      5 Years                             -5.38    supplement for Institutional Class shares
shareholders with a performance overview     1 Year                             -46.50    was 0.90%.(1) The total annual Fund
specific to their holdings. Institutional    6 Months*                          -45.80    operating expense ratio set forth in the
Class shares are offered exclusively to      ==========================================   most recent Fund prospectus as of the date
institutional investors, including defined                                                of this supplement for Institutional Class
contribution plans that meet certain         ==========================================   shares was 0.91%. The expense ratios
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 presented above may vary from the expense
                                             For periods ended 12/31/08, most recent      ratios presented in other sections of the
                                             calendar quarter-end                         actual report that are based on expenses
                                             Inception                            5.72%   incurred during the period covered by the
                                             5 Years                              0.47    report.
                                             1 Year                             -31.63
                                             6 Months*                          -32.41       Fund performance was positively
                                                                                          impacted by a temporary 2% fee on
                                             *  Cumulative total return that has not      redemptions that was in effect from March
                                                been annualized                           12, 2007 to March 12, 2008. Without income
                                             ==========================================   from this temporary fee, returns would
                                                                                          have been lower.
                                             On March 12, 2007, the Fund reorganized
                                             from a closed-end Fund to an open-end           Had the advisor not waived fees and/or
                                             Fund. The inception date for the open-end    reimbursed expenses in the past,
                                             Fund's Institutional Class shares is March   performance would have been lower.
                                             9, 2007; returns since that date are
                                             historical returns. All other returns are       Please note that past performance is
                                             blended returns of the historical            not indicative of future results. More
                                             performance of Institutional Class shares    recent returns may be more or less than
                                             and the historical performance of the        those shown. All returns assume
                                             Closed-End Fund's Common Shares at net       reinvestment of distributions at NAV.
                                             asset value (NAV), restated to reflect the   Investment return and principal value will
                                             annual other expenses of the Institutional   fluctuate so your shares, when redeemed,
                                             Class shares, which are estimated to be      may be worth more or less than their
                                             0.04% higher than those of the Closed-End    original cost. See full report for
                                             Fund. The Closed-End Fund's Common Shares    information on comparative benchmarks.
                                             inception date is May 31, 2002.              Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                                Institutional Class shares have no        month-end performance, please call 800 451
                                             sales charge; therefore, performance is at   4246 or visit invescoaim.com.
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of       (1) Total annual operating expenses less
                                             other share classes primarily due to            any contractual fee waivers and/or
                                             differing sales charges and class               expense reimbursements by the advisor
                                             expenses.                                       in effect through at least June 30,
                                                                                             2009. See current prospectus for more
                                                                                             information.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SREI-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $542.00        $4.24       $1,019.29       $5.56        1.11%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM SELECT REAL ESTATE INCOME FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Manage-ment, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

              invescoaim.com    SREI-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         AIM STRUCTURED CORE FUND
 - SERVICE MARK -
                           Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2  Fund Performance
4  Letters to Shareholders
5  Schedule of Investments
8  Financial Statements
11 Notes to Financial Statements
17 Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/08 to 2/28/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                           -40.66%
Class B Shares                                                           -40.69
Class C Shares                                                           -40.69
Class R Shares                                                           -40.63
Class Y Shares*                                                          -40.40
Investor Class Shares                                                    -40.51
S&P 500 Index+ (Broad Market/Style-Specific Index)                       -41.79
Lipper Large-Cap Core Funds Index+ (Peer Group Index)                    -41.14

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The LIPPER LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2 AIM STRUCTURED CORE FUND

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/09, including maximum applicable sales charges

CLASS A SHARES
Inception (3/31/06)             - 17.66%
   1 Year                       - 44.79

CLASS B SHARES
Inception (3/31/06)             - 17.28%
   1 Year                       - 44.21

CLASS C SHARES
Inception (3/31/06)             - 16.60%
   1 Year                       - 42.34

CLASS R SHARES
Inception (3/31/06)             - 16.23%
   1 Year                       - 41.69

CLASS Y SHARES
Inception                       - 15.93%
   1 Year                       - 41.35

INVESTOR CLASS SHARES
Inception                       - 15.98%
   1 Year                       - 41.46

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31 /08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (3/31/06)             - 12.16%
   1 Year                       - 40.39

CLASS B SHARES
Inception (3/31/06)             - 11.72%
   1 Year                       - 39.76

CLASS C SHARES
Inception (3/31/06)             - 10.95%
   1 Year                       - 37.74

CLASS R SHARES
Inception (3/31/06)             - 10.53%
   1 Year                       - 36.99

CLASS Y SHARES
Inception                       - 10.29%
   1 Year                       - 36.80

INVESTOR CLASS SHARES
Inception                       - 10.29%
   1 Year                       - 36.80

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS MARCH 31, 2006.

      INVESTOR CLASS SHARES' INCEPTION DATE IS APRIL 25, 2008. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE. (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE, WHICH RESTATED PERFORMANCE WILL REFLECT THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES FOR THE PERIOD USING BLENDED RETURNS. CLASS A SHARES' INCEPTION DATE IS MARCH 31, 2006.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R, CLASS Y AND INVESTOR CLASS SHARES WAS 0.61 %, 1.36%, 1.36%, 0.86%, 0.36% AND 0.61 %, RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R, CLASS Y AND INVESTOR CLASS SHARES WAS 1.20%, 1.95%, 1.95%, 1.45%, 0.95% AND 1.20%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1 % FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES AND INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2009. See current prospectus for more information.

3 AIM STRUCTURED CORE FUND

[Crockett Photo]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[Taylor Photo]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in early 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246.

      For additional economic analysis, some tips on coping with the current market downturn and to learn more about our commitment to you, please see my extended message at invescoaim.com. If you have any questions or comments, I would be pleased to hear from you. Contact me at phil@invescoaim.com.

Sincerely,

/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4 AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS(a)

February 28, 2009
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-93.21%

AEROSPACE & DEFENSE-1.13%

United Technologies Corp.                                 24,300    $    992,169
================================================================================


AGRICULTURAL PRODUCTS-0.41%

Archer-Daniels-Midland Co.                                13,600         362,576
================================================================================


APPAREL RETAIL-2.47%

Gap, Inc. (The)(b)                                       153,500       1,656,265
--------------------------------------------------------------------------------
Ross Stores, Inc.(b)                                      17,200         507,744
================================================================================
                                                                       2,164,009
================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.32%

Jones Apparel Group, Inc.(b)                             102,900         276,801
================================================================================


APPLICATION SOFTWARE-0.15%

Compuware Corp.(b)(c)                                     22,600         133,566
================================================================================


AUTOMOTIVE RETAIL-1.44%

AutoZone, Inc.(b)(c)                                       8,900       1,265,847
================================================================================


BIOTECHNOLOGY-4.33%

Amgen Inc.(b)(c)                                          42,300       2,069,739
--------------------------------------------------------------------------------
Biogen Idec Inc.(b)(c)                                    37,500       1,726,500
================================================================================
                                                                       3,796,239
================================================================================


CABLE & SATELLITE-0.68%

DIRECTV Group, Inc. (The)(b)(c)                           29,800         594,212
================================================================================


COAL & CONSUMABLE FUELS-0.00%

Patriot Coal Corp.(c)                                          1               3
================================================================================


COMMUNICATIONS EQUIPMENT-0.15%

EchoStar Corp.-Class A(b)(c)                               7,800         127,764
================================================================================


COMPUTER & ELECTRONICS RETAIL-1.30%

RadioShack Corp.(b)                                      155,700       1,141,281
================================================================================


COMPUTER HARDWARE-9.30%

Apple Inc.(c)                                             27,300       2,438,163
--------------------------------------------------------------------------------
Dell Inc.(c)                                              13,700         116,861
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                       76,600       2,223,698
--------------------------------------------------------------------------------
International Business Machines Corp.(b)                  36,700       3,377,501
================================================================================
                                                                       8,156,223
================================================================================


COMPUTER STORAGE & PERIPHERALS-1.02%

Lexmark International, Inc.-Class A(b)(c)                 20,400         349,656
--------------------------------------------------------------------------------
QLogic Corp.(b)(c)                                        59,300         546,746
================================================================================
                                                                         896,402
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.08%

Alliance Data Systems Corp.(b)(c)                          2,200          65,120
================================================================================


DIVERSIFIED BANKS-2.32%

Wells Fargo & Co.(b)                                     167,900       2,031,590
================================================================================


EDUCATION SERVICES-2.08%

Apollo Group Inc.-Class A(b)(c)                           22,600       1,638,500
--------------------------------------------------------------------------------
Career Education Corp.(b)(c)                               7,500         185,025
================================================================================
                                                                       1,823,525
================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.16%

Emerson Electric Co.                                       5,300         141,775
================================================================================


FOOTWEAR-0.26%

NIKE, Inc.-Class B(b)                                      5,500         228,415
================================================================================


GENERAL MERCHANDISE STORES-1.71%

Big Lots, Inc.(b)(c)                                      74,800       1,160,148
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.(b)                             12,400         340,256
================================================================================
                                                                       1,500,404
================================================================================


HEALTH CARE EQUIPMENT-1.48%

Boston Scientific Corp.(b)(c)                             95,600         671,112
--------------------------------------------------------------------------------
Medtronic, Inc.(b)                                        21,200         627,308
================================================================================
                                                                       1,298,420
================================================================================


HEALTH CARE SERVICES-2.37%

Express Scripts, Inc.(b)(c)                               33,300       1,674,990
--------------------------------------------------------------------------------
Omnicare, Inc.(b)                                         15,500         401,915
================================================================================
                                                                       2,076,905
================================================================================


HOME IMPROVEMENT RETAIL-1.97%

Home Depot, Inc. (The)                                    82,800       1,729,692
================================================================================


HOMEBUILDING-3.94%

Centex Corp.(b)(c)                                        23,700         147,177
--------------------------------------------------------------------------------
D.R. Horton, Inc.(b)                                     211,800       1,789,710
--------------------------------------------------------------------------------
NVR, Inc.(b)(c)                                              540         179,696
--------------------------------------------------------------------------------
Pulte Homes, Inc.(b)                                     145,700       1,337,526
================================================================================
                                                                       3,454,109
================================================================================


HOUSEHOLD PRODUCTS-2.12%

Procter & Gamble Co. (The)                                38,500       1,854,545
================================================================================


HYPERMARKETS & SUPER CENTERS-3.46%

Wal-Mart Stores, Inc.(b)                                  61,600       3,033,184
================================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.65%

Mirant Corp.(c)                                           46,400         567,472
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM STRUCTURED CORE FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-3.43%

3M Co.                                                    14,200    $    645,532
--------------------------------------------------------------------------------
General Electric Co.                                     276,900       2,356,419
================================================================================
                                                                       3,001,951
================================================================================


INDUSTRIAL MACHINERY-0.08%

Illinois Tool Works Inc.(b)                                2,600          72,280
================================================================================


INSURANCE BROKERS-0.75%

Marsh & McLennan Cos., Inc.                               36,500         654,445
================================================================================


INTEGRATED OIL & GAS-13.05%

Chevron Corp.                                             19,900       1,208,129
--------------------------------------------------------------------------------
ConocoPhillips                                            51,700       1,930,995
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         89,500       6,077,050
--------------------------------------------------------------------------------
Occidental Petroleum Corp.(b)                             42,900       2,225,223
================================================================================
                                                                      11,441,397
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.86%

AT&T Inc.                                                 22,300         530,071
--------------------------------------------------------------------------------
Verizon Communications Inc.(b)                            69,200       1,974,276
================================================================================
                                                                       2,504,347
================================================================================


INTERNET SOFTWARE & SERVICES-1.57%

eBay Inc.(c)                                             126,700       1,377,229
================================================================================


LEISURE PRODUCTS-1.09%

Hasbro, Inc.(b)                                           41,900         959,091
================================================================================


LIFE & HEALTH INSURANCE-2.78%

Aflac, Inc.                                               85,200       1,427,952
--------------------------------------------------------------------------------
Lincoln National Corp.(b)                                 44,400         381,396
--------------------------------------------------------------------------------
Manulife Financial Corp. (Canada)                         33,300         337,995
--------------------------------------------------------------------------------
Unum Group(b)                                             28,500         290,130
================================================================================
                                                                       2,437,473
================================================================================


MULTI-LINE INSURANCE-0.83%

Fairfax Financial Holdings Ltd. (Canada)                   2,950         725,700
================================================================================


PHARMACEUTICALS-8.11%

Forest Laboratories, Inc.(c)                              21,000         450,240
--------------------------------------------------------------------------------
Johnson & Johnson(b)                                      26,400       1,320,000
--------------------------------------------------------------------------------
Lilly (Eli) and Co.(b)                                    59,100       1,736,358
--------------------------------------------------------------------------------
Merck & Co. Inc.(b)                                       75,700       1,831,940
--------------------------------------------------------------------------------
Pfizer Inc.(b)                                            86,900       1,069,739
--------------------------------------------------------------------------------
Wyeth                                                     17,200         702,104
================================================================================
                                                                       7,110,381
================================================================================


PROPERTY & CASUALTY INSURANCE-3.75%


ACE Ltd. (Switzerland)(b)                                  9,600         350,496
--------------------------------------------------------------------------------
Allstate Corp. (The)                                      21,600         363,528
--------------------------------------------------------------------------------
Chubb Corp. (The)                                         17,800         694,912
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                52,000       1,879,800
================================================================================
                                                                       3,288,736
================================================================================


PUBLISHING-0.09%

Gannett Co., Inc.(b)                                      24,500          79,380
================================================================================


RAILROADS-0.62%

Norfolk Southern Corp.                                    17,100         542,412
================================================================================


SEMICONDUCTORS-1.19%

Intel Corp.(b)                                            81,700       1,040,858
================================================================================


SOFT DRINKS-0.98%

Dr. Pepper Snapple Group, Inc.(c)                         11,100         155,955
--------------------------------------------------------------------------------
Hansen Natural Corp.(b)(c)                                21,200         705,536
================================================================================
                                                                         861,491
================================================================================


SPECIALIZED REIT'S-1.01%

Public Storage                                            16,000         887,680
================================================================================


SYSTEMS SOFTWARE-5.72%

Microsoft Corp.                                          195,500       3,157,325
--------------------------------------------------------------------------------
Symantec Corp.(b)(c)                                     134,400       1,858,752
================================================================================
                                                                       5,016,077
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $113,868,365)                                            81,713,176
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. TREASURY BILLS-1.12%

0.15%, 03/19/09(d)(e)                                $    80,000          79,998
--------------------------------------------------------------------------------
0.04%, 03/19/09(d)(e)                                    900,000         899,978
================================================================================
     Total U.S. Treasury Bills (Cost $979,976)                           979,976
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-4.30%

Liquid Assets Portfolio-Institutional Class(f)         1,887,530       1,887,530
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)               1,887,530       1,887,530
================================================================================
     Total Money Market Funds (Cost $3,775,060)                        3,775,060
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-98.63% (Cost $118,623,401)                                    86,468,212
================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-27.65%

Liquid Assets Portfolio-Institutional Class (Cost
  $24,242,979)(f)(g)                                  24,242,979      24,242,979
================================================================================
TOTAL INVESTMENTS-126.28% (Cost $142,866,380)                        110,711,191
================================================================================
OTHER ASSETS LESS LIABILITIES-(26.28)%                               (23,042,589)
================================================================================
NET ASSETS-100.00%                                                  $ 87,668,602
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM STRUCTURED CORE FUND

Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at February 28, 2009.
(c)   Non-income producing security.
(d) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 7.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 28, 2009



-------------------------------------------------------------------------
Information Technology                                               19.2%
-------------------------------------------------------------------------
Consumer Discretionary                                               17.4
-------------------------------------------------------------------------
Health Care                                                          16.3
-------------------------------------------------------------------------
Energy                                                               13.0
-------------------------------------------------------------------------
Financials                                                           11.4
-------------------------------------------------------------------------
Consumer Staples                                                      7.0
-------------------------------------------------------------------------
Industrials                                                           5.4
-------------------------------------------------------------------------
Telecommunication Services                                            2.9
-------------------------------------------------------------------------
Utilities                                                             0.6
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         6.8
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM STRUCTURED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $114,848,341)*                          $ 82,693,152
------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                  28,018,039
======================================================
     Total investments (Cost
       $142,866,380)                       110,711,191
======================================================
Cash                                            15,355
------------------------------------------------------
Receivables for:
  Investments sold                           4,938,727
------------------------------------------------------
  Fund shares sold                             300,666
------------------------------------------------------
  Dividends                                    390,195
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             10,095
------------------------------------------------------
Other assets                                    48,970
======================================================
     Total assets                          116,415,199
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      4,111,814
------------------------------------------------------
  Fund shares reacquired                       120,721
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 24,242,979
------------------------------------------------------
  Variation margin                             131,055
------------------------------------------------------
  Accrued fees to affiliates                    65,861
------------------------------------------------------
  Accrued other operating expenses              46,974
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              27,193
======================================================
     Total liabilities                      28,746,597
======================================================
Net assets applicable to shares
  outstanding                             $ 87,668,602
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $151,342,286
------------------------------------------------------
Undistributed net investment income          1,255,330
------------------------------------------------------
Undistributed net realized gain (loss)     (32,154,374)
------------------------------------------------------
Unrealized appreciation (depreciation)     (32,774,640)
======================================================
                                          $ 87,668,602
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $  2,060,320
______________________________________________________
======================================================
Class B                                   $    302,161
______________________________________________________
======================================================
Class C                                   $  1,403,009
______________________________________________________
======================================================
Class R                                   $     51,831
______________________________________________________
======================================================
Class Y                                   $    200,343
______________________________________________________
======================================================
Investor Class                            $ 67,797,968
______________________________________________________
======================================================
Institutional Class                       $ 15,852,970
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                        436,106
______________________________________________________
======================================================
Class B                                         64,752
______________________________________________________
======================================================
Class C                                        300,681
______________________________________________________
======================================================
Class R                                         10,993
______________________________________________________
======================================================
Class Y                                         42,308
______________________________________________________
======================================================
Investor Class                              14,307,088
______________________________________________________
======================================================
Institutional Class                          3,345,880
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       4.72
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $4.72 divided
     by 94.50%)                           $       4.99
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       4.67
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       4.67
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $       4.71
______________________________________________________
======================================================
Class Y:
  Net asset value and offering price
     per share                            $       4.74
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $       4.74
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       4.74
______________________________________________________
======================================================



* At February 28, 2009, securities with an aggregate value of $23,112,092 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM STRUCTURED CORE FUND

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $5,899)                              $  1,557,150
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $20,468)                                                                             61,745
------------------------------------------------------------------------------------------------
Interest                                                                                   1,996
================================================================================================
     Total investment income                                                           1,620,891
================================================================================================


EXPENSES:

Advisory fees                                                                            344,994
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             8,476
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  1,987
------------------------------------------------------------------------------------------------
  Class B                                                                                  1,260
------------------------------------------------------------------------------------------------
  Class C                                                                                  5,441
------------------------------------------------------------------------------------------------
  Class R                                                                                    122
------------------------------------------------------------------------------------------------
  Investor Class                                                                         114,001
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                        114,491
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      10,311
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,434
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              42,743
------------------------------------------------------------------------------------------------
Other                                                                                     27,935
================================================================================================
     Total expenses                                                                      707,990
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (386,285)
================================================================================================
     Net expenses                                                                        321,705
================================================================================================
Net investment income                                                                  1,299,186
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (26,741,605)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                   (2,672,972)
================================================================================================
                                                                                     (29,414,577)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (35,304,167)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (631,751)
================================================================================================
                                                                                     (35,935,918)
================================================================================================
Net realized and unrealized gain (loss)                                              (65,350,495)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(64,051,309)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM STRUCTURED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                           FEBRUARY 28,     AUGUST 31,
                                                                               2009            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  1,299,186    $  1,094,905
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (29,414,577)     24,571,721
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (35,935,918)    (41,756,816)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (64,051,309)    (16,090,190)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (19,374)         (3,257)
-------------------------------------------------------------------------------------------------------
  Class B                                                                        (2,573)             --
-------------------------------------------------------------------------------------------------------
  Class C                                                                       (12,547)             --
-------------------------------------------------------------------------------------------------------
  Class R                                                                          (451)             --
-------------------------------------------------------------------------------------------------------
  Class Y                                                                        (2,630)             --
-------------------------------------------------------------------------------------------------------
  Investor Class                                                               (824,995)             --
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (224,782)        (51,149)
=======================================================================================================
     Total distributions from net investment income                          (1,087,352)        (54,406)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                      (370,361)         (7,487)
-------------------------------------------------------------------------------------------------------
  Class B                                                                       (62,258)         (3,837)
-------------------------------------------------------------------------------------------------------
  Class C                                                                      (303,605)         (4,882)
-------------------------------------------------------------------------------------------------------
  Class R                                                                        (9,308)         (3,252)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                       (47,948)             --
-------------------------------------------------------------------------------------------------------
  Investor Class                                                            (15,770,612)             --
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (3,572,911)        (53,151)
=======================================================================================================
     Total distributions from net realized gains                            (20,137,003)        (72,609)
=======================================================================================================
Share transactions-net:
  Class A                                                                     2,167,966        (400,725)
-------------------------------------------------------------------------------------------------------
  Class B                                                                       302,399        (577,108)
-------------------------------------------------------------------------------------------------------
  Class C                                                                     1,823,322        (706,858)
-------------------------------------------------------------------------------------------------------
  Class R                                                                        32,611        (544,118)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                       334,701              --
-------------------------------------------------------------------------------------------------------
  Investor Class                                                             (1,097,455)    149,467,214
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                         1,750,512      31,561,248
=======================================================================================================
     Net increase in net assets resulting from share transactions             5,314,056     178,799,653
=======================================================================================================
     Net increase (decrease) in net assets                                  (79,961,608)    162,582,448
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       167,630,210       5,047,762
=======================================================================================================
  End of period (includes undistributed net investment income of
     $1,255,330 and $1,043,496, respectively)                              $ 87,668,602    $167,630,210
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM STRUCTURED CORE FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Core Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM STRUCTURED CORE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the

12        AIM STRUCTURED CORE FUND
      contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.60%
-------------------------------------------------------------------
Next $250 million                                            0.575%
-------------------------------------------------------------------
Next $500 million                                            0.55%
-------------------------------------------------------------------
Next $1.5 billion                                            0.525%
-------------------------------------------------------------------
Next $2.5 billion                                            0.50%
-------------------------------------------------------------------
Next $2.5 billion                                            0.475%
-------------------------------------------------------------------
Next $2.5 billion                                            0.45%
-------------------------------------------------------------------
Over $10 billion                                             0.425%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 0.60%, 1.35%, 1.35%, 0.85%, 0.35%, 0.60% and 0.35% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for fee waivers or reimbursements prior to the end of each fiscal year.

  Also, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and reimbursed Fund expenses of $260,842 and reimbursed class level expenses of $1,911, $303, $1,308, $58, $264, $109,634 and $10,311 for Class A, Class B,
Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2009, Invesco reimbursed expenses of the Fund in the amount of $194.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI

13        AIM STRUCTURED CORE FUND
compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2009, IADI advised the Fund that IADI retained $1,013 in front-end sales commissions from the sale of Class A shares and $0, $542, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $109,731,215        $(619,451)
-------------------------------------------------------
Level 2                       979,976               --
-------------------------------------------------------
Level 3                            --               --
=======================================================
                         $110,711,191        $(619,451)
_______________________________________________________
=======================================================




* Other investments include futures, which are included at unrealized (depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,460.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2009, the Fund paid legal fees of $1,751 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


14        AIM STRUCTURED CORE FUND

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS AT PERIOD-END


                                                OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                                                                          UNREALIZED
                                                         NUMBER OF         MONTH/                        APPRECIATION
CONTRACT                                                 CONTRACTS       COMMITMENT         VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange S&P 500 Index                    29        March-09/Long     $5,322,950        $(619,451)
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2009 was $49,332,583 and $72,321,405, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  3,930,790
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (38,806,944)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(34,876,154)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $145,587,345.




15        AIM STRUCTURED CORE FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                 FEBRUARY 28, 2009(a)              AUGUST 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       347,038     $  2,290,303         52,645     $    550,487
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        43,804          284,087         10,713          113,741
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       302,007        2,006,768        100,723        1,010,754
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         3,969           23,807          5,587           57,004
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     37,569          310,375             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                           1,099,091        7,021,273        878,241        9,098,926
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           264,612        1,623,488      1,946,816       21,051,375
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        68,234          384,156            931           10,620
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        11,638           64,826            338            3,837
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        56,301          313,598            424            4,818
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         1,736            9,759            285            3,252
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         8,968           50,578             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                           2,840,248       16,047,399             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           673,350        3,797,693          9,141          104,300
========================================================================================================================
Issued in connection with acquisitions:(d)
  Investor Class                                                     --               --     17,521,866      188,037,074
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --      1,777,178       19,072,533
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,690           15,263          4,681           51,224
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,721)         (15,263)        (4,713)         (51,224)
========================================================================================================================
Reacquired:
  Class A(b)                                                    (78,058)        (521,756)       (98,908)      (1,013,056)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (4,828)         (31,251)       (65,478)        (643,462)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (83,066)        (497,044)      (169,375)      (1,722,430)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          (101)            (955)       (61,725)        (604,374)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (4,229)         (26,252)            --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)(c)                                       (3,459,892)     (24,166,127)    (4,572,466)     (47,668,786)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (557,589)      (3,670,669)      (851,641)      (8,666,960)
========================================================================================================================
     Net increase in share activity                           1,570,771     $  5,314,056     16,485,263     $178,799,653
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      35,513      $ 294,403
     --------------------------------------------------------------------------------------------------
     Class A                                                                      (2,881)       (23,882)
     --------------------------------------------------------------------------------------------------
     Investor Class                                                              (32,593)      (270,521)
     __________________________________________________________________________________________________
     ==================================================================================================




(c)  Investor Class shares commenced on April 25, 2008.
(d) As of the open of business on April 28, 2008, the Fund acquired all the net assets of AIM S&P 500 Index Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on October 30, 2007 and by the shareholders of AIM S&P 500 Index Fund on March 28, 2008. The acquisition was accomplished by a tax-free exchange of 19,299,044 shares of the Fund for 14,941,286 shares outstanding of AIM S&P 500 Index Fund as of the close of business on April 25, 2008. Each class of AIM S&P 500 Index Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM S&P 500 Index Fund to the net asset value of the Fund on the close of business, April 25, 2008. AIM S&P 500 Index Fund's net assets at that date of $207,109,606 including $44,541,884 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $15,694,957. The net assets of the Fund immediately following the acquisition were $222,804,563.


16        AIM STRUCTURED CORE FUND

NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements and currently intends for the Fund to adopt FAS 161 provisions during the six month period ending August 31, 2009.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       NET GAINS
                                                        (LOSSES)
                              NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET
                              BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                              OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09       $ 9.89     $ 0.07(c)     $(3.87)      $(3.80)     $(0.07)       $(1.30)        $(1.37)
Year ended 08/31/08              11.19       0.14(c)      (1.37)       (1.23)      (0.02)        (0.05)         (0.07)
Year ended 08/31/07              10.19       0.08(c)       1.10         1.18       (0.18)           --          (0.18)
Year ended 08/31/06(e)           10.00       0.04          0.15         0.19          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09         9.79       0.04(c)      (3.81)       (3.77)      (0.05)        (1.30)         (1.35)
Year ended 08/31/08              11.14       0.06(c)      (1.36)       (1.30)         --         (0.05)         (0.05)
Year ended 08/31/07              10.16      (0.01)(c)      1.10         1.09       (0.11)           --          (0.11)
Year ended 08/31/06(e)           10.00       0.01          0.15         0.16          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09         9.79       0.04(c)      (3.81)       (3.77)      (0.05)        (1.30)         (1.35)
Year ended 08/31/08              11.14       0.06(c)      (1.36)       (1.30)         --         (0.05)         (0.05)
Year ended 08/31/07              10.16      (0.01)(c)      1.10         1.09       (0.11)           --          (0.11)
Year ended 08/31/06(e)           10.00       0.01          0.15         0.16          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09         9.86       0.06(c)      (3.85)       (3.79)      (0.06)        (1.30)         (1.36)
Year ended 08/31/08              11.17       0.11(c)      (1.37)       (1.26)         --         (0.05)         (0.05)
Year ended 08/31/07              10.18       0.05(c)       1.10         1.15       (0.16)           --          (0.16)
Year ended 08/31/06(e)           10.00       0.03          0.15         0.18          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 02/28/09(e)      8.29       0.06(c)      (2.24)       (2.18)      (0.07)        (1.30)         (1.37)
------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 02/28/09         9.90       0.07(c)      (3.86)       (3.79)      (0.07)        (1.30)         (1.37)
Year ended 08/31/08(e)           10.73       0.05(c)      (0.88)       (0.83)         --            --             --
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09         9.91       0.08(c)      (3.87)       (3.79)      (0.08)        (1.30)         (1.38)
Year ended 08/31/08              11.21       0.16(c)      (1.36)       (1.20)      (0.05)        (0.05)         (0.10)
Year ended 08/31/07              10.20       0.10(c)       1.10         1.20       (0.19)           --          (0.19)
Year ended 08/31/06(e)           10.00       0.05          0.15         0.20          --            --             --
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                         RATIO OF          RATIO OF
                                                                         EXPENSES          EXPENSES
                                                                        TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                        NET ASSETS      ASSETS WITHOUT    INVESTMENT
                               NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                              VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09       $ 4.72      (40.66)%    $  2,060           0.60%(d)          1.29%(d)        2.22%(d)       41%
Year ended 08/31/08               9.89      (11.03)          951           0.75              1.93            1.34          118
Year ended 08/31/07              11.19       11.60         1,532           1.02              6.88            0.67           79
Year ended 08/31/06(e)           10.19        1.90           985           1.06(f)           0.80(f)         0.95(f)        25
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09         4.67      (40.69)          302           1.35(d)           2.04(d)         1.47(d)        41
Year ended 08/31/08               9.79      (11.71)          165           1.50              2.68            0.59          118
Year ended 08/31/07              11.14       10.74           847           1.77              7.63           (0.08)          79
Year ended 08/31/06(e)           10.16        1.60           640           1.81(f)          11.19(f)         0.20(f)        25
----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09         4.67      (40.69)        1,403           1.35(d)           2.04(d)         1.47(d)        41
Year ended 08/31/08               9.79      (11.71)          249           1.50              2.68            0.59          118
Year ended 08/31/07              11.14       10.74         1,043           1.77              7.63           (0.08)          79
Year ended 08/31/06(e)           10.16        1.60           625           1.81(f)          11.19(f)         0.20(f)        25
----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09         4.71      (40.63)           52           0.85(d)           1.54(d)         1.97(d)        41
Year ended 08/31/08               9.86      (11.32)           53           1.00              2.18            1.09          118
Year ended 08/31/07              11.17       11.33           684           1.27              7.13            0.42           79
Year ended 08/31/06(e)           10.18        1.80           611           1.31(f)          10.69(f)         0.70(f)        25
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 02/28/09(e)      4.74      (28.90)          200           0.35(d)           1.09(d)         2.47(d)        41
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 02/28/09         4.74      (40.51)       67,798           0.60(d)           1.29(d)         2.22(d)        41
Year ended 08/31/08(e)            9.90       (7.73)      136,838           0.60(f)           1.10(f)         1.49(f)       118
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09         4.74      (40.44)       15,853           0.35(d)           0.90(d)         2.47(d)        41
Year ended 08/31/08               9.91      (10.79)       29,374           0.50              1.57            1.59          118
Year ended 08/31/07              11.21       11.85           942           0.77              6.55            0.92           79
Year ended 08/31/06(e)           10.20        2.00           612           0.80(f)          10.14(f)         1.21(f)        25
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2008, the portfolio turnover calculation excludes the value of securities purchased of $152,787,103 and sold of $149,849,402 in effort to realign the Fund's portfolio holdings after reorganization of AIM S&P 500 Index Fund into the Fund.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $1,603, $254, $1,097, $49, $246, $91,957 and $20,792 for Class A, Class
     B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares. Commencement date of October 3, 2008 and April 25, 2008 for Class Y and Investor Class shares, respectively.
(f)  Annualized.


17        AIM STRUCTURED CORE FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.



18        AIM STRUCTURED CORE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through February 28, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $593.40        $2.37       $1,021.82       $3.01        0.60%
---------------------------------------------------------------------------------------------------
        B            1,000.00        593.10         5.33        1,018.10        6.76        1.35
---------------------------------------------------------------------------------------------------
        C            1,000.00        593.10         5.33        1,018.10        6.76        1.35
---------------------------------------------------------------------------------------------------
        R            1,000.00        593.70         3.36        1,020.58        4.26        0.85
---------------------------------------------------------------------------------------------------
        Y            1,000.00        711.00         1.22        1,023.06        1.76        0.35
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        594.90         2.37        1,021.82        3.01        0.60
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009 (as of close of business October 3, 2008, through February 28, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 149 (as of close of business October 3, 2008, through February 28, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.




19        AIM STRUCTURED CORE FUND

Supplement to Semiannual Report dated 2/28/09

AIM STRUCTURED CORE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 2/28/09                    not indicative of future results. More
The following information has been           Inception (3/31/06)                -15.78%   recent returns may be more or less than
prepared to provide Institutional Class      1 Year                             -41.26    those shown. All returns assume
shareholders with a performance overview     6 Months*                          -40.44    reinvestment of distributions at NAV.
specific to their holdings. Institutional    ==========================================   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 original cost. See full report for
criteria.                                    For periods ended 12/31/08, most recent      information on comparative benchmarks.
                                             calendar quarter-end                         Please consult your Fund prospectus for
                                             Inception (3/31/06)                -10.06%   more information. For the most current
                                             1 Year                             -36.59    month-end performance, please call 800 451
                                             6 Months*                          -26.98    4246 or visit invescoaim.com.

                                             *  Cumulative total return that has not      (1) Total annual operating expenses less
                                                been annualized                              any contractual fee waivers and/or
                                             ==========================================      expense reimbursements by the advisor
                                                                                             in effect through at least June 30,
                                             Institutional Class shares have no sales        2009. See current prospectus for more
                                             charge; therefore, performance is at net        information.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.35%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.86%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SCOR-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $595.60        $1.38       $1,023.06       $1.76        0.35%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM STRUCTURED CORE FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

                  invescoaim.com    SCOR-SAR-1    Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]        AIM STRUCTURED  GROWTH FUND
 - SERVICE MARK -
                          Semiannual  Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2   Fund Performance
4   Letters to Shareholders
5   Schedule of Investments
8   Financial Statements
11  Notes to Financial Statements
17  Financial Highlights
19  Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/08 to 2/28/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                           -43.28%
Class B Shares                                                           -43.48
Class C Shares                                                           -43.48
Class R Shares                                                           -43.43
Class Y Shares*                                                          -43.33
S&P 500 Index+ (Broad Market Index)                                      -41.79
Russell 1000 Growth Index+ (Style-Specific Index)                        -39.90
Lipper Large-Cap Growth Funds Index+ (Peer Group Index)                  -41.07

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--REGISTERED TRADEMARK -- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

      The Lipper Large-Cap Growth Funds Index is an equally weighted representation of the largest funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2 AIM STRUCTURED GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/09, including maximum applicable sales charges

CLASS A SHARES
Inception (3/31/06)               -17.80%
  1 Year                          -47.69

CLASS B SHARES
Inception (3/31/06)               -17.67%
  1 Year                          -47.81

CLASS C SHARES
Inception (3/31/06)               -16.83%
  1 Year                          -45.62

CLASS R SHARES
Inception (3/31/06)               -16.43%
  1 Year                          -44.89

CLASS Y SHARES
Inception                         -16.22%
  1 Year                          -44.69

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (3/31/06)               -14.25%
  1 Year                          -47.09

CLASS B SHARES
Inception (3/31/06)               -14.04%
  1 Year                          -47.18

CLASS C SHARES
Inception (3/31/06)               -13.11%
  1 Year                          -44.95

CLASS R SHARES
Inception (3/31/06)               -12.68%
  1 Year                          -44.15

CLASS Y SHARES
Inception                         -12.45%
  1 Year                          -43.95

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS MARCH 31, 2006.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.00%, 1.75%, 1.75%, 1.25% AND 0.75%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.18%, 1.93%, 1.93%, 1.43% AND 0.93%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1 % FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2009. See current prospectus for more information.

3  AIM STRUCTURED GROWTH FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in early 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246.

      For additional economic analysis, some tips on coping with the current market downturn and to learn more about our commitment to you, please see my extended message at invescoaim.com. If you have any questions or comments, I would be pleased to hear from you. Contact me at phil@invescoaim.com.

Sincerely,

/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4   AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

February 28, 2009
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.41%

AEROSPACE & DEFENSE-1.52%

United Technologies Corp.                                 30,600    $  1,249,398
================================================================================


APPAREL RETAIL-6.25%

Aeropostale, Inc.(b)(c)                                   38,200         885,858
--------------------------------------------------------------------------------
Foot Locker, Inc.                                         78,600         653,166
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          236,600       2,552,914
--------------------------------------------------------------------------------
Ross Stores, Inc.(b)                                      35,800       1,056,816
================================================================================
                                                                       5,148,754
================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.26%

Jones Apparel Group, Inc.                                 80,600         216,814
================================================================================


BIOTECHNOLOGY-4.20%

Amgen Inc.(c)                                             10,400         508,872
--------------------------------------------------------------------------------
Biogen Idec Inc.(c)                                       60,300       2,776,212
--------------------------------------------------------------------------------
Facet Biotech Corp.(c)                                    27,300         177,723
================================================================================
                                                                       3,462,807
================================================================================


COAL & CONSUMABLE FUELS-0.89%

Walter Industries, Inc.(b)                                40,500         735,885
================================================================================


COMMUNICATIONS EQUIPMENT-1.11%

3Com Corp.(c)                                            122,500         270,725
--------------------------------------------------------------------------------
F5 Networks, Inc.(b)(c)                                    5,400         108,000
--------------------------------------------------------------------------------
InterDigital, Inc.(b)(c)                                  18,300         537,654
================================================================================
                                                                         916,379
================================================================================


COMPUTER & ELECTRONICS RETAIL-0.99%

RadioShack Corp.                                         111,200         815,096
================================================================================


COMPUTER HARDWARE-15.65%

Apple Inc.(c)                                             44,300       3,956,433
--------------------------------------------------------------------------------
Dell Inc.(b)(c)                                           17,100         145,863
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      114,600       3,326,838
--------------------------------------------------------------------------------
International Business Machines Corp.                     59,400       5,466,582
================================================================================
                                                                      12,895,716
================================================================================


COMPUTER STORAGE & PERIPHERALS-1.04%

Lexmark International, Inc.-Class A(b)(c)                 23,400         401,076
--------------------------------------------------------------------------------
QLogic Corp.(b)(c)                                        49,500         456,390
================================================================================
                                                                         857,466
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.24%

Hewitt Associates, Inc.-Class A(c)                         6,600         194,700
================================================================================


DIVERSIFIED BANKS-0.34%

Wells Fargo & Co.                                         23,000         278,300
================================================================================


DIVERSIFIED METALS & MINING-0.39%

Compass Minerals International, Inc.                       6,100         318,542
================================================================================


EDUCATION SERVICES-6.43%

Apollo Group Inc.-Class A(c)                              38,900       2,820,250
--------------------------------------------------------------------------------
Career Education Corp.(b)(c)                              13,700         337,979
--------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)(c)                      18,900       2,145,150
================================================================================
                                                                       5,303,379
================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.42%

GrafTech International Ltd.(c)                            60,800         343,520
================================================================================


GENERAL MERCHANDISE STORES-0.71%

Big Lots, Inc.(b)(c)                                      20,700         321,057
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                 9,700         266,168
================================================================================
                                                                         587,225
================================================================================


HEALTH CARE EQUIPMENT-0.80%

Boston Scientific Corp.(c)                                76,200         534,924
--------------------------------------------------------------------------------
Medtronic, Inc.                                            4,300         127,237
================================================================================
                                                                         662,161
================================================================================


HEALTH CARE SERVICES-2.88%

Express Scripts, Inc.(c)                                  41,500       2,087,450
--------------------------------------------------------------------------------
Omnicare, Inc.                                            11,100         287,823
================================================================================
                                                                       2,375,273
================================================================================


HOME ENTERTAINMENT SOFTWARE-0.06%

Take-Two Interactive Software, Inc.(c)                     7,900          48,901
================================================================================


HOMEBUILDING-3.54%

D.R. Horton, Inc.(b)                                      97,300         822,185
--------------------------------------------------------------------------------
Pulte Homes, Inc.(b)                                     221,200       2,030,616
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)(b)                                4,400          62,172
================================================================================
                                                                       2,914,973
================================================================================


HOMEFURNISHING RETAIL-0.09%

Rent-A-Center, Inc.(c)                                     4,300          75,336
================================================================================


HYPERMARKETS & SUPER CENTERS-5.74%

Wal-Mart Stores, Inc.                                     96,100       4,731,964
================================================================================


INDUSTRIAL CONGLOMERATES-3.65%

3M Co.                                                    46,400       2,109,344
--------------------------------------------------------------------------------
General Electric Co.                                     105,200         895,252
================================================================================
                                                                       3,004,596
================================================================================


INDUSTRIAL MACHINERY-0.41%

John Bean Technologies Corp.(b)                           34,900         338,181
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM STRUCTURED GROWTH FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS-0.19%

Marsh & McLennan Cos., Inc.                                8,600    $    154,198
================================================================================


INTEGRATED OIL & GAS-6.27%

ConocoPhillips                                            12,400         463,140
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         51,700       3,510,430
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                23,000       1,193,010
================================================================================
                                                                       5,166,580
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.11%

AT&T Inc.                                                  4,300         102,211
--------------------------------------------------------------------------------
Verizon Communications Inc.                               28,500         813,105
================================================================================
                                                                         915,316
================================================================================


INTERNET RETAIL-0.71%

Netflix Inc.(b)(c)                                        16,300         589,082
================================================================================


INTERNET SOFTWARE & SERVICES-5.12%

eBay Inc.(c)                                             214,900       2,335,963
--------------------------------------------------------------------------------
Sohu.com Inc.(b)(c)                                       38,100       1,882,140
================================================================================
                                                                       4,218,103
================================================================================


INVESTMENT BANKING & BROKERAGE-0.13%

Knight Capital Group, Inc.-Class A(b)(c)                   6,300         110,817
================================================================================


LIFE & HEALTH INSURANCE-1.38%

Aflac, Inc.                                               67,700       1,134,652
================================================================================


OIL & GAS STORAGE & TRANSPORTATION-1.83%

Frontline Ltd. (Bermuda)(b)                               74,300       1,507,547
================================================================================


PHARMACEUTICALS-8.58%

Forest Laboratories, Inc.(c)                              64,500       1,382,880
--------------------------------------------------------------------------------
Johnson & Johnson                                         11,600         580,000
--------------------------------------------------------------------------------
Lilly (Eli) and Co.                                       81,000       2,379,780
--------------------------------------------------------------------------------
Merck & Co. Inc.                                          94,300       2,282,060
--------------------------------------------------------------------------------
Valeant Pharmaceuticals International(b)(c)               25,500         443,700
================================================================================
                                                                       7,068,420
================================================================================


RAILROADS-1.20%

Norfolk Southern Corp.                                    31,300         992,836
================================================================================


SEMICONDUCTORS-2.74%

Intel Corp.                                              177,100       2,256,254
================================================================================


SOFT DRINKS-1.32%

Dr. Pepper Snapple Group, Inc.(c)                         20,400         286,620
--------------------------------------------------------------------------------
Hansen Natural Corp.(c)                                   24,200         805,376
================================================================================
                                                                       1,091,996
================================================================================


SPECIALIZED REIT'S-0.39%

Public Storage                                             5,800         321,784
================================================================================


SYSTEMS SOFTWARE-9.15%

Microsoft Corp.                                          317,700       5,130,855
--------------------------------------------------------------------------------
Symantec Corp.(c)                                        174,600       2,414,718
================================================================================
                                                                       7,545,573
================================================================================


TOBACCO-0.68%

Philip Morris International Inc.                          16,700         558,949
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $116,704,457)                                            81,107,473
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. TREASURY BILLS-0.41%

  0.04%, 03/19/09 (Cost $339,993)(d)(e)              $   340,000         339,993
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-0.94%

Liquid Assets Portfolio-Institutional Class(f)           386,901         386,901
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)                 386,901         386,901
================================================================================
  Total Money Market Funds (Cost $773,802)                               773,802
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.76% (Cost $117,818,252)                                    82,221,268
================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-12.84%

Liquid Assets Portfolio-Institutional Class (Cost
  $10,581,165)(f)(g)                                  10,581,165      10,581,165
================================================================================
TOTAL INVESTMENTS-112.60% (Cost $128,399,417)                         92,802,433
================================================================================
OTHER ASSETS LESS LIABILITIES-(12.60)%                               (10,387,667)
================================================================================
NET ASSETS-100.00%                                                  $ 82,414,766
________________________________________________________________________________
================================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at February 28, 2009.
(c)   Non-income producing security.
(d) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 7.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM STRUCTURED GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 28, 2009



-------------------------------------------------------------------------
Information Technology                                               35.1%
-------------------------------------------------------------------------
Consumer Discretionary                                               19.0
-------------------------------------------------------------------------
Health Care                                                          16.5
-------------------------------------------------------------------------
Energy                                                                9.0
-------------------------------------------------------------------------
Consumer Staples                                                      7.7
-------------------------------------------------------------------------
Industrials                                                           7.2
-------------------------------------------------------------------------
Financials                                                            2.4
-------------------------------------------------------------------------
Telecommunication Services                                            1.1
-------------------------------------------------------------------------
Materials                                                             0.4
-------------------------------------------------------------------------
U.S Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         1.6
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM STRUCTURED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $117,044,450)*                          $ 81,447,466
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       11,354,967
================================================================================
     Total investments (Cost $128,399,417)                            92,802,433
================================================================================
Receivables for:
  Fund shares sold                                                        73,770
--------------------------------------------------------------------------------
  Dividends                                                              321,498
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          2,804
--------------------------------------------------------------------------------
Other assets                                                              39,663
================================================================================
     Total assets                                                     93,240,168
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 169,829
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         10,581,165
--------------------------------------------------------------------------------
  Variation margin                                                        22,555
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                               6,747
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        37,154
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         7,952
================================================================================
     Total liabilities                                                10,825,402
================================================================================
Net assets applicable to shares outstanding                         $ 82,414,766
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $157,079,466
--------------------------------------------------------------------------------
Undistributed net investment income                                      862,754
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (39,753,296)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (35,774,158)
================================================================================
                                                                    $ 82,414,766
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $  1,970,473
________________________________________________________________________________
================================================================================
Class B                                                             $    224,391
________________________________________________________________________________
================================================================================
Class C                                                             $    838,174
________________________________________________________________________________
================================================================================
Class R                                                             $     19,793
________________________________________________________________________________
================================================================================
Class Y                                                             $     23,438
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 79,338,497
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  342,394
________________________________________________________________________________
================================================================================
Class B                                                                   39,528
________________________________________________________________________________
================================================================================
Class C                                                                  147,705
________________________________________________________________________________
================================================================================
Class R                                                                    3,440
________________________________________________________________________________
================================================================================
Class Y                                                                    4,074
________________________________________________________________________________
================================================================================
Institutional Class                                                   13,779,204
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       5.75
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $5.75 divided by 94.50%)                   $       6.08
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       5.68
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       5.67
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       5.75
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       5.75
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       5.76
________________________________________________________________________________
================================================================================




* At February 28, 2009, securities with an aggregate value of $10,259,916 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM STRUCTURED GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $  1,318,528
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $89,173)                                                                             99,550
------------------------------------------------------------------------------------------------
Interest                                                                                     462
================================================================================================
     Total investment income                                                           1,418,540
================================================================================================


EXPENSES:

Advisory fees                                                                            318,825
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             6,448
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  3,370
------------------------------------------------------------------------------------------------
  Class B                                                                                  1,537
------------------------------------------------------------------------------------------------
  Class C                                                                                  5,867
------------------------------------------------------------------------------------------------
  Class R                                                                                     56
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                    7,613
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       1,848
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,611
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              37,539
------------------------------------------------------------------------------------------------
Professional services fees                                                                27,927
------------------------------------------------------------------------------------------------
Other                                                                                     16,552
================================================================================================
     Total expenses                                                                      463,988
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (55,321)
================================================================================================
     Net expenses                                                                        408,667
================================================================================================
Net investment income                                                                  1,009,873
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (33,906,368)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (217,893)
================================================================================================
                                                                                     (34,124,261)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (35,971,808)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (178,026)
================================================================================================
                                                                                     (36,149,834)
================================================================================================
Net realized and unrealized gain (loss)                                              (70,274,095)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(69,264,222)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM STRUCTURED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                           FEBRUARY 28,       AUGUST 31,
                                                                               2009              2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  1,009,873      $  1,100,353
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (34,124,261)       (5,565,465)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (36,149,834)      (10,577,763)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (69,264,222)      (15,042,875)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                        (9,644)          (16,383)
---------------------------------------------------------------------------------------------------------
  Class R                                                                           (34)               --
---------------------------------------------------------------------------------------------------------
  Class Y                                                                          (853)               --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (741,359)         (840,921)
=========================================================================================================
     Total distributions from net investment income                            (751,890)         (857,304)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --          (206,607)
---------------------------------------------------------------------------------------------------------
  Class B                                                                            --           (19,986)
---------------------------------------------------------------------------------------------------------
  Class C                                                                            --           (68,888)
---------------------------------------------------------------------------------------------------------
  Class R                                                                            --              (386)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --        (4,857,348)
=========================================================================================================
     Total distributions from net realized gains                                    --         (5,153,215)
=========================================================================================================
Share transactions-net:
  Class A                                                                      (996,504)       (1,833,555)
---------------------------------------------------------------------------------------------------------
  Class B                                                                       (51,604)           79,346
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (285,990)          136,158
---------------------------------------------------------------------------------------------------------
  Class R                                                                         7,327            15,882
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        69,176                --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                       (12,306,288)       15,306,943
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (13,563,883)       13,704,774
=========================================================================================================
     Net increase (decrease) in net assets                                  (83,579,995)       (7,348,620)
_________________________________________________________________________________________________________
=========================================================================================================


NET ASSETS:

  Beginning of period                                                       165,994,761       173,343,381
=========================================================================================================
  End of period (includes undistributed net investment income of
     $862,754 and $604,771, respectively)                                  $ 82,414,766      $165,994,761
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM STRUCTURED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Growth Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM STRUCTURED GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the

12        AIM STRUCTURED GROWTH FUND
      contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.60%
-------------------------------------------------------------------
Next $250 million                                            0.575%
-------------------------------------------------------------------
Next $500 million                                            0.55%
-------------------------------------------------------------------
Next $1.5 billion                                            0.525%
-------------------------------------------------------------------
Next $2.5 billion                                            0.50%
-------------------------------------------------------------------
Next $2.5 billion                                            0.475%
-------------------------------------------------------------------
Next $2.5 billion                                            0.45%
-------------------------------------------------------------------
Over $10 billion                                             0.425%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for fee waivers or reimbursements prior to the end of each fiscal year.

  Also, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees of $43,874 and reimbursed class level expenses of $4,749, $541, $2,067, $40, $215 and $1,848 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended February 28, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing

13        AIM STRUCTURED GROWTH FUND
personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2009, IADI advised the Fund that IADI retained $566 in front-end sales commissions from the sale of Class A shares and $0, $251, $164 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                   $92,462,440        $(177,174)
-------------------------------------------------------
Level 2                       339,993               --
-------------------------------------------------------
Level 3                            --               --
=======================================================
                          $92,802,433        $(177,174)
_______________________________________________________
=======================================================




* Other investments include futures, which are included at unrealized appreciation/(depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,987.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2009, the Fund paid legal fees of $1,760 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


14        AIM STRUCTURED GROWTH FUND

NOTE 7--FUTURES CONTRACTS AT PERIOD-END


                                                OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------------
                                                                                                         UNREALIZED
                                                          NUMBER OF         MONTH/                      APPRECIATION
CONTRACT                                                  CONTRACTS       COMMITMENT        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange E-mini S&P 500 Index              25        March-09/Long     $917,750        $(177,174)
_____________________________________________________________________________________________________________________
=====================================================================================================================



NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2016                                                                      $665,716
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2009 was $56,359,655 and $69,704,477, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  1,304,591
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (36,909,030)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(35,604,439)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $128,406,872.




15        AIM STRUCTURED GROWTH FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                                  FEBRUARY 28, 2009(a)             AUGUST 31, 2008
                                                              ---------------------------     -------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         96,596     $    650,607       126,221     $ 1,439,845
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         11,869           81,751        37,404         424,646
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,270           41,142        64,135         718,782
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                            846            7,293         1,458          15,648
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      24,999          201,110            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            366,424        2,587,889     1,601,599      18,008,711
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          1,449            9,419        18,312         218,096
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --         1,576          18,615
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --         5,708          67,407
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                              5               34            32             386
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                            131              853            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            114,055          741,359       477,642       5,698,269
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          5,844           36,096         7,720          81,915
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (5,922)         (36,096)       (7,802)        (81,915)
=======================================================================================================================
Reacquired:
  Class A(b)                                                    (241,455)      (1,692,626)     (325,612)     (3,573,411)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (12,661)         (97,259)      (26,522)       (282,000)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (47,727)        (327,132)      (61,575)       (650,031)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --               --           (14)           (152)
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (21,056)        (132,787)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (2,218,382)     (15,635,536)     (784,168)     (8,400,037)
=======================================================================================================================
     Net increase (decrease) in share activity                (1,919,715)    $(13,563,883)    1,136,114     $13,704,774
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) 89% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      23,646      $ 190,353
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (23,646)      (190,353)
     __________________________________________________________________________________________________
     ==================================================================================================



NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements and currently intends for the Fund to adopt FAS 161 provisions during the six month period ending August 31, 2009.


16        AIM STRUCTURED GROWTH FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                   (LOSSES) ON
                           NET ASSET      NET      SECURITIES                DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH     TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME    REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09    $10.20     $ 0.06       $(4.48)      $(4.42)     $(0.03)       $   --         $(0.03)      $ 5.75
Year ended 08/31/08           11.45       0.04        (0.93)       (0.89)      (0.03)        (0.33)         (0.36)       10.20
Year ended 08/31/07            9.93       0.02         1.53         1.55       (0.02)        (0.01)         (0.03)       11.45
Year ended 08/31/06(e)        10.00       0.11        (0.18)       (0.07)         --            --             --         9.93
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09     10.05       0.03        (4.40)       (4.37)         --            --             --         5.68
Year ended 08/31/08           11.35      (0.04)       (0.93)       (0.97)         --         (0.33)         (0.33)       10.05
Year ended 08/31/07            9.90      (0.07)        1.53         1.46          --         (0.01)         (0.01)       11.35
Year ended 08/31/06(e)        10.00       0.08        (0.18)       (0.10)         --            --             --         9.90
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09     10.05       0.03        (4.41)       (4.38)         --            --             --         5.67
Year ended 08/31/08           11.35      (0.04)       (0.93)       (0.97)         --         (0.33)         (0.33)       10.05
Year ended 08/31/07            9.90      (0.07)        1.53         1.46          --         (0.01)         (0.01)       11.35
Year ended 08/31/06(e)        10.00       0.08        (0.18)       (0.10)         --            --             --         9.90
--------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09     10.18       0.05        (4.47)       (4.42)      (0.01)           --          (0.01)        5.75
Year ended 08/31/08           11.44       0.01        (0.94)       (0.93)         --         (0.33)         (0.33)       10.18
Year ended 08/31/07            9.92      (0.01)        1.54         1.53       (0.00)        (0.01)         (0.01)       11.44
Year ended 08/31/06(e)        10.00       0.10        (0.18)       (0.08)         --            --             --         9.92
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(e)                  8.05       0.05        (2.32)       (2.27)      (0.03)           --          (0.03)        5.75
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09     10.23       0.07        (4.49)       (4.42)      (0.05)           --          (0.05)        5.76
Year ended 08/31/08           11.48       0.07        (0.93)       (0.86)      (0.06)        (0.33)         (0.39)       10.23
Year ended 08/31/07            9.94       0.05         1.53         1.58       (0.03)        (0.01)         (0.04)       11.48
Year ended 08/31/06(e)        10.00       0.12        (0.18)       (0.06)         --            --             --         9.94
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                                    RATIO OF
                                                       RATIO OF   EXPENSES TO
                                                     EXPENSES TO  AVERAGE NET
                                                     AVERAGE NET     ASSETS
                                                     ASSETS WITH  WITHOUT FEE   RATIO OF NET
                                        NET ASSETS,  FEE WAIVERS    WAIVERS      INVESTMENT
                                          END OF        AND/OR       AND/OR    INCOME (LOSS)
                             TOTAL     PERIOD (000S    EXPENSES     EXPENSES     TO AVERAGE    PORTFOLIO
                           RETURN(b)     OMITTED)      ABSORBED     ABSORBED     NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09    (43.38)%    $  1,970        1.00%(d)     1.43%(d)      1.67%(d)       52%
Year ended 08/31/08           (8.25)        4,894        1.00         1.18          0.37          119
Year ended 08/31/07           15.63         7,481        1.01         1.29          0.17           91
Year ended 08/31/06(e)        (0.70)          862        1.03(f)      5.52(f)       2.57(f)         7
---------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09    (43.48)          224        1.75(d)      2.18(d)       0.92(d)        52
Year ended 08/31/08           (8.98)          465        1.75         1.93         (0.38)         119
Year ended 08/31/07           14.76           472        1.76         2.04         (0.58)          91
Year ended 08/31/06(e)        (1.00)          662        1.78(f)      6.27(f)       1.82(f)         7
---------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09    (43.58)          838        1.75(d)      2.18(d)       0.92(d)        52
Year ended 08/31/08           (8.98)        1,911        1.75         1.93         (0.38)         119
Year ended 08/31/07           14.76         2,065        1.76         2.04         (0.58)          91
Year ended 08/31/06(e)        (1.00)          599        1.78(f)      6.27(f)       1.82(f)         7
---------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09    (43.43)           20        1.25(d)      1.68(d)       1.42(d)        52
Year ended 08/31/08           (8.55)           26        1.25         1.43          0.12          119
Year ended 08/31/07           15.46            13        1.26         1.54         (0.08)          91
Year ended 08/31/06(e)        (0.80)          595        1.28(f)      5.77(f)       2.32(f)         7
---------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(e)                (28.20)           23        0.75(d)      1.28(d)       1.92(d)        52
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09    (43.23)       79,338        0.75(d)      0.84(d)       1.92(d)        52
Year ended 08/31/08           (7.99)      158,699        0.73         0.73          0.64          119
Year ended 08/31/07           15.93       163,313        0.75         0.89          0.43           91
Year ended 08/31/06(e)        (0.60)       86,898        0.77(f)      5.20(f)       2.83(f)         7
_________________________________________________________________________________________________________
=========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $2,718, $310, $1,183, $23, $130 and $102,817 for Class A, Class B, Class
     C, Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(f)  Annualized.


17        AIM STRUCTURED GROWTH FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


18        AIM STRUCTURED GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through February 28, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $567.20        $3.89       $1,019.84       $5.01        1.00%
---------------------------------------------------------------------------------------------------
        B            1,000.00        565.20         6.79        1,016.12        8.75        1.75
---------------------------------------------------------------------------------------------------
        C            1,000.00        565.20         6.79        1,016.12        8.75        1.75
---------------------------------------------------------------------------------------------------
        R            1,000.00        565.70         4.85        1,018.60        6.26        1.25
---------------------------------------------------------------------------------------------------
        Y            1,000.00        597.00         2.44        1,021.08        3.76        0.75
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009 (as of close of business October 3, 2008, through February 28, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 149 (as of close of business October 3, 2008, through February 28, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM STRUCTURED GROWTH FUND

Supplement to Semiannual Report dated 2/28/09

AIM STRUCTURED GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 2/28/09                    not indicative of future results. More
The following information has been           Inception (3/31/06)                -15.99%   recent returns may be more or less than
prepared to provide Institutional Class      1 Year                             -44.53    those shown. All returns assume
shareholders with a performance overview     6 Months*                          -43.23    reinvestment of distributions at NAV.
specific to their holdings. Institutional    ==========================================   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 original cost. See full report for
criteria.                                    For periods ended 12/31/08, most recent      information on comparative benchmarks.
                                             calendar quarter-end                         Please consult your Fund prospectus for
                                             Inception (3/31/06)                -12.24%   more information. For the most current
                                             1 Year                             -43.83    month-end performance, please call 800 451
                                             6 Months*                          -35.30    4246 or visit invescoaim.com.

                                             *  Cumulative total return that has not
                                                been annualized
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.73%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SGRO-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $567.70        $2.92       $1,021.08       $3.76        0.75%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM STRUCTURED GROWTH FUND

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

           invescoaim.com      SGRO-SAR-1         Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         AIM STRUCTURED VALUE FUND
 - SERVICE MARK -
                           Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2  Fund Performance

4  Letters to Shareholders

5  Schedule of Investments

8  Financial Statements

11 Notes to Financial Statements

17 Financial Highlights

19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/08 to 2/28/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                       -40.21%
Class B Shares                                                       -40.36
Class C Shares                                                       -40.30
Class R Shares                                                       -40.18
Class Y Shares*                                                      -40.06
S&P 500 Index+ (Broad Market Index)                                  -41.79
Russell 1000 Value Index+ (Style-Specific Index)                     -44.71
Lipper Large-Cap Value Funds Index+ (Peer Group Index)               -41.29

+     Lipper Inc.

* Share class incepted during the reporting period. A detailed explanation follows later in this report.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

      The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

2 AIM STRUCTURED VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS
As of 2/28/09, including maximum applicable sales charges

CLASS A SHARES
Inception (3/31/06)               -18.10%
 1 Year                           -46.24

CLASS B SHARES
Inception (3/31/06)               -17.92%
 1 Year                           -46.29

CLASS C SHARES
Inception (3/31/06)               -17.09%
 1 Year                           -44.02

CLASS R SHARES
Inception (3/31/06)               -16.69%
 1 Year                           -43.28

CLASS Y SHARES
Inception                         -16.43%
 1 Year                           -42.99

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/08, the most recent calendar quarter-end, including maximum applicable sales charges

CLASS A SHARES
Inception (3/31/06)               -11.55%
  1 Year                          -36.79

CLASS B SHARES
Inception (3/31/06)               -11.30%
  1 Year                          -36.83

CLASS C SHARES
Inception (3/31/06)               -10.35%
  1 Year                          -34.16

CLASS R SHARES
Inception (3/31/06)               -9.94%
  1 Year                          -33.31

CLASS Y SHARES
Inception                         -9.69%
  1 Year                          -33.09

CLASS Y SHARES' INCEPTION DATE IS OCTOBER 3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF ACTUAL CLASS Y SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS Y SHARES) AT NET ASSET VALUE. THE RESTATED CLASS A SHARE PERFORMANCE REFLECTS THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES AS WELL AS ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A SHARES. CLASS A SHARES' INCEPTION DATE IS MARCH 31, 2006.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.01%, 1.76%, 1.76%, 1.26% AND 0.76%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS Y SHARES WAS 1.42%, 2.17%, 2.17%, 1.67% AND 1.17%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. CLASS Y SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2009. See current prospectus for more information.

3 AIM STRUCTURED VALUE FUND

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. While no one likes to see investment values decline as sharply as they have recently, as mutual fund investors we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      In addition, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

      As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[TAYLOR PHOTO]

Philip Taylor

Dear Shareholders:

Calendar year 2008 was a painful one for investors, with major market indexes in the U.S. and overseas declining sharply. Unfortunately, but as expected, that decline continued in early 2009.

      No one can predict when this difficult period might end. Problems that began in the credit markets and the financials sector have now spread throughout the global economy. The U.S. housing market remains weak, recent corporate earnings were largely disappointing, and consumer confidence and spending have declined in recent months.

      In response to these challenges, the U.S. Federal Reserve (the Fed) sharply reduced short-term interest rate targets in an effort to stimulate economic growth. The Fed, the U.S. Department of the Treasury and other federal agencies have taken -- and seem likely to continue to take -- extraordinary action to bolster investor confidence, inject liquidity into the credit markets and jumpstart the economy.

      Even with the distractions from this difficult environment, I remain focused on my long-term investment goals, and I urge you to do the same. It's important to remember that many of history's significant investment opportunities were the result of crises that, in their time, were unprecedented. Our portfolio managers have managed funds in up markets and down markets, and they are working diligently to find ways to capitalize on this extended market decline.

      In times like these, a trusted financial advisor who is familiar with your individual investment goals, financial situation and risk tolerance can provide useful advice and reassurance. Your financial advisor can provide market guidance and can monitor your investments to keep you on track regarding your long-term goals.

      While market conditions may change, our commitment to putting shareholders first and providing excellent customer service remains constant. If you have questions about your account, contact us at 800 959 4246.

      For additional economic analysis, some tips on coping with the current market downturn and to learn more about our commitment to you, please see my extended message at invescoaim.com. If you have any questions or comments, I would be pleased to hear from you. Contact me at phil@invescoaim.com.

Sincerely,

/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd., CEO, Invesco Aim

4 AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS(a)

February 28, 2009
(Unaudited)






                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.24%

ADVERTISING-0.08%

Interpublic Group of Cos., Inc. (The)(b)(c)              15,700    $    59,817
==============================================================================


AEROSPACE & DEFENSE-0.58%

United Technologies Corp.                                10,300        420,549
==============================================================================


APPAREL RETAIL-3.89%

Foot Locker, Inc.                                       131,500      1,092,765
------------------------------------------------------------------------------
Gap, Inc. (The)                                         121,900      1,315,301
------------------------------------------------------------------------------
Ross Stores, Inc.(b)                                     12,400        366,048
------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      2,500         55,675
==============================================================================
                                                                     2,829,789
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.60%

Jones Apparel Group, Inc.                                94,900        255,281
------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                   3,600        124,092
------------------------------------------------------------------------------
Warnaco Group, Inc. (The)(c)                              2,600         56,290
==============================================================================
                                                                       435,663
==============================================================================


APPLICATION SOFTWARE-0.11%

Compuware Corp.(c)                                        6,800         40,188
------------------------------------------------------------------------------
TIBCO Software Inc.(c)                                    7,600         36,708
==============================================================================
                                                                        76,896
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.68%

Northern Trust Corp.                                      8,900        494,395
==============================================================================


AUTOMOTIVE RETAIL-0.84%

AutoZone, Inc.(b)(c)                                      4,300        611,589
==============================================================================


BIOTECHNOLOGY-3.90%

Amgen Inc.(c)                                            44,500      2,177,385
------------------------------------------------------------------------------
Biogen Idec Inc.(c)                                      12,100        557,084
------------------------------------------------------------------------------
Facet Biotech Corp.(c)                                   15,100         98,301
==============================================================================
                                                                     2,832,770
==============================================================================


BROADCASTING-0.07%

CBS Corp.-Class B                                        11,900         50,813
==============================================================================


COAL & CONSUMABLE FUELS-0.35%

Walter Industries, Inc.(b)                               14,100        256,197
==============================================================================


COMMERCIAL PRINTING-0.11%

Deluxe Corp.                                             10,800         83,376
==============================================================================


COMMUNICATIONS EQUIPMENT-0.34%

3Com Corp.(c)                                           111,300        245,973
==============================================================================


COMPUTER & ELECTRONICS RETAIL-1.37%

RadioShack Corp.                                        136,400        999,812
==============================================================================


COMPUTER HARDWARE-0.52%

International Business Machines Corp.                     4,100        377,323
==============================================================================


COMPUTER STORAGE & PERIPHERALS-2.32%

Lexmark International, Inc.-Class A(b)(c)                39,000        668,460
------------------------------------------------------------------------------
QLogic Corp.(b)(c)                                      110,500      1,018,810
==============================================================================
                                                                     1,687,270
==============================================================================


CONSUMER ELECTRONICS-0.04%

Harman International Industries, Inc.(b)                  2,500         26,550
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.07%

Hewitt Associates, Inc.-Class A(c)                        6,900        203,550
------------------------------------------------------------------------------
MasterCard, Inc.-Class A(b)                               3,650        576,809
==============================================================================
                                                                       780,359
==============================================================================


DIVERSIFIED BANKS-1.66%

U.S. Bancorp                                             12,100        173,151
------------------------------------------------------------------------------
Wells Fargo & Co.                                        85,200      1,030,920
==============================================================================
                                                                     1,204,071
==============================================================================


DIVERSIFIED METALS & MINING-0.41%

Compass Minerals International, Inc.                      5,700        297,654
==============================================================================


EDUCATION SERVICES-1.50%

Apollo Group Inc.-Class A(c)                             10,700        775,750
------------------------------------------------------------------------------
Career Education Corp.(b)(c)                             12,700        313,309
==============================================================================
                                                                     1,089,059
==============================================================================


ELECTRIC UTILITIES-0.17%

Exelon Corp.                                              2,600        122,772
==============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.19%

GrafTech International Ltd.(c)                           24,700        139,555
==============================================================================


GENERAL MERCHANDISE STORES-1.50%

Big Lots, Inc.(b)(c)                                     15,700        243,507
------------------------------------------------------------------------------
Family Dollar Stores, Inc.                               30,800        845,152
==============================================================================
                                                                     1,088,659
==============================================================================


HEALTH CARE EQUIPMENT-0.54%

Boston Scientific Corp.(c)                               56,200        394,524
==============================================================================


HEALTH CARE SERVICES-0.43%

Omnicare, Inc.                                           12,200        316,346
==============================================================================


HOME ENTERTAINMENT SOFTWARE-0.20%

Take-Two Interactive Software, Inc.(c)                   23,100        142,989
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM STRUCTURED VALUE FUND


                                                       SHARES         VALUE
------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-0.71%

Home Depot, Inc. (The)                                   24,600    $   513,894
==============================================================================


HOMEBUILDING-4.23%

D.R. Horton, Inc.(b)                                    218,800      1,848,860
------------------------------------------------------------------------------
M.D.C. Holdings, Inc.(b)                                  5,500        138,765
------------------------------------------------------------------------------
NVR, Inc.(b)(c)                                             740        246,250
------------------------------------------------------------------------------
Pulte Homes, Inc.(b)                                     91,300        838,134
==============================================================================
                                                                     3,072,009
==============================================================================


HOMEFURNISHING RETAIL-0.55%

Rent-A-Center, Inc.(c)                                   22,800        399,456
==============================================================================


HOUSEHOLD PRODUCTS-2.12%

Procter & Gamble Co. (The)                               32,000      1,541,440
==============================================================================


HYPERMARKETS & SUPER CENTERS-2.59%

Wal-Mart Stores, Inc.                                    38,200      1,880,968
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.37%

Mirant Corp.(c)                                          21,900        267,837
==============================================================================


INDUSTRIAL CONGLOMERATES-3.41%

3M Co.                                                    6,300        286,398
------------------------------------------------------------------------------
General Electric Co.                                    257,600      2,192,176
==============================================================================
                                                                     2,478,574
==============================================================================


INSURANCE BROKERS-2.90%

Aon Corp.                                                25,800        986,592
------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                              62,600      1,122,418
==============================================================================
                                                                     2,109,010
==============================================================================


INTEGRATED OIL & GAS-18.78%

Chevron Corp.                                            47,800      2,901,938
------------------------------------------------------------------------------
ConocoPhillips                                           57,800      2,158,830
------------------------------------------------------------------------------
Exxon Mobil Corp.                                       105,200      7,143,080
------------------------------------------------------------------------------
Occidental Petroleum Corp.                               28,000      1,452,360
==============================================================================
                                                                    13,656,208
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-9.79%

AT&T Inc.                                               169,700      4,033,769
------------------------------------------------------------------------------
Verizon Communications Inc.                             108,200      3,086,946
==============================================================================
                                                                     7,120,715
==============================================================================


INTERNET RETAIL-0.05%

Expedia, Inc.(c)                                          4,500         35,865
==============================================================================


INTERNET SOFTWARE & SERVICES-0.38%

eBay Inc.(c)                                             25,700        279,359
==============================================================================


INVESTMENT BANKING & BROKERAGE-0.40%

Knight Capital Group, Inc.-Class A(b)(c)                 16,700        293,753
==============================================================================


IT CONSULTING & OTHER SERVICES-0.20%

Acxiom Corp.(c)                                          17,600        145,728
==============================================================================


LEISURE PRODUCTS-1.23%

Hasbro, Inc.(b)                                          36,700        840,063
------------------------------------------------------------------------------
Polaris Industries Inc.(b)                                2,900         53,389
==============================================================================
                                                                       893,452
==============================================================================


LIFE & HEALTH INSURANCE-1.59%

Aflac, Inc.                                              29,700        497,772
------------------------------------------------------------------------------
Lincoln National Corp.                                   31,700        272,303
------------------------------------------------------------------------------
Unum Group                                               37,800        384,804
==============================================================================
                                                                     1,154,879
==============================================================================


MOVIES & ENTERTAINMENT-0.37%

CTC Media, Inc.(c)                                       10,700         36,808
------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc.-Class A(c)                 8,200        158,178
------------------------------------------------------------------------------
Walt Disney Co. (The)                                     4,500         75,465
==============================================================================
                                                                       270,451
==============================================================================


MULTI-LINE INSURANCE-0.29%

Loews Corp.                                              10,500        208,425
==============================================================================


OIL & GAS REFINING & MARKETING-0.06%

Sunoco, Inc.(b)                                           1,200         40,140
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.80%

JPMorgan Chase & Co.                                     25,500        582,675
==============================================================================


PHARMACEUTICALS-8.57%

Forest Laboratories, Inc.(c)                             13,900        298,016
------------------------------------------------------------------------------
Johnson & Johnson                                        21,900      1,095,000
------------------------------------------------------------------------------
Lilly (Eli) and Co.                                      56,800      1,668,784
------------------------------------------------------------------------------
Merck & Co. Inc.                                          5,800        140,360
------------------------------------------------------------------------------
Pfizer Inc.                                             138,700      1,707,397
------------------------------------------------------------------------------
Valeant Pharmaceuticals International(c)                 12,000        208,800
------------------------------------------------------------------------------
Wyeth                                                    27,300      1,114,386
==============================================================================
                                                                     6,232,743
==============================================================================


PROPERTY & CASUALTY INSURANCE-7.24%

Allstate Corp. (The)                                     57,100        960,993
------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                8,200        183,516
------------------------------------------------------------------------------
Chubb Corp. (The)(b)                                     42,400      1,655,296
------------------------------------------------------------------------------
Progressive Corp. (The)(c)                               49,300        570,401
------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                               52,400      1,894,260
==============================================================================
                                                                     5,264,466
==============================================================================


PUBLISHING-0.26%

Gannett Co., Inc.(b)                                     57,600        186,624
==============================================================================


RAILROADS-0.27%

Norfolk Southern Corp.                                    6,200        196,664
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM STRUCTURED VALUE FUND


                                                       SHARES         VALUE
------------------------------------------------------------------------------
REINSURANCE-1.20%

Arch Capital Group Ltd. (Bermuda)(c)                      3,900    $   210,600
------------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                                  3,300        204,270
------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                              10,200        459,306
==============================================================================
                                                                       874,176
==============================================================================


SOFT DRINKS-0.27%

Dr. Pepper Snapple Group, Inc.(c)                        14,000        196,700
==============================================================================


SPECIALIZED REIT'S-1.67%

Public Storage(b)                                        21,900      1,215,012
==============================================================================


SYSTEMS SOFTWARE-2.73%

Microsoft Corp.                                          17,900        289,085
------------------------------------------------------------------------------
Symantec Corp.(c)                                       122,500      1,694,175
==============================================================================
                                                                     1,983,260
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.74%

Sprint Nextel Corp.(c)                                  384,800      1,265,992
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $108,055,321)                                          71,425,245
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. TREASURY BILLS-0.45%

  0.04%, 03/19/09 (Cost $329,993)(d)(e)              $  330,000    $   329,993
==============================================================================


                                                       SHARES

MONEY MARKET FUNDS-0.92%

Liquid Assets Portfolio-Institutional Class(f)          333,892        333,892
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)                333,892        333,892
==============================================================================
     Total Money Market Funds (Cost $667,784)                          667,784
==============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.61% (Cost $109,053,098)                                  72,423,022
==============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-9.66%

Liquid Assets Portfolio-Institutional Class (Cost
  $7,020,412)(f)(g)                                   7,020,412      7,020,412
==============================================================================
TOTAL INVESTMENTS-109.27% (Cost $116,073,510)                       79,443,434
==============================================================================
OTHER ASSETS LESS LIABILITIES-(9.27)%                               (6,737,973)
==============================================================================
NET ASSETS-100.00%                                                 $72,705,461
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at February 28, 2009.
(c)   Non-income producing security.
(d) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 7.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 28, 2009



-------------------------------------------------------------------------
Energy                                                               19.2%
-------------------------------------------------------------------------
Financials                                                           18.4
-------------------------------------------------------------------------
Consumer Discretionary                                               17.3
-------------------------------------------------------------------------
Health Care                                                          13.4
-------------------------------------------------------------------------
Telecommunication Services                                           11.5
-------------------------------------------------------------------------
Information Technology                                                7.9
-------------------------------------------------------------------------
Consumer Staples                                                      5.0
-------------------------------------------------------------------------
Industrials                                                           4.6
-------------------------------------------------------------------------
Utilities                                                             0.5
-------------------------------------------------------------------------
Materials                                                             0.4
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         1.8
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM STRUCTURED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $108,385,314)*                          $ 71,755,238
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        7,688,196
================================================================================
     Total investments (Cost $116,073,510)                            79,443,434
================================================================================
Receivables for:
  Fund shares sold                                                        62,928
--------------------------------------------------------------------------------
  Dividends                                                              377,046
--------------------------------------------------------------------------------
  Fund expenses absorbed                                                   3,904
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          2,755
--------------------------------------------------------------------------------
Other assets                                                              42,640
================================================================================
     Total assets                                                     79,932,707
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 137,567
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                          7,020,412
--------------------------------------------------------------------------------
  Variation margin                                                        21,139
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                               3,663
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        37,507
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         6,958
================================================================================
     Total liabilities                                                 7,227,246
================================================================================
Net assets applicable to shares outstanding                         $ 72,705,461
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $146,925,055
--------------------------------------------------------------------------------
Undistributed net investment income                                      869,614
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (38,327,564)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (36,761,644)
================================================================================
                                                                    $ 72,705,461
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $  1,226,251
________________________________________________________________________________
================================================================================
Class B                                                             $    320,595
________________________________________________________________________________
================================================================================
Class C                                                             $    161,748
________________________________________________________________________________
================================================================================
Class R                                                             $     20,212
________________________________________________________________________________
================================================================================
Class Y                                                             $    163,918
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 70,812,737
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  219,977
________________________________________________________________________________
================================================================================
Class B                                                                   57,562
________________________________________________________________________________
================================================================================
Class C                                                                   29,060
________________________________________________________________________________
================================================================================
Class R                                                                    3,628
________________________________________________________________________________
================================================================================
Class Y                                                                   29,402
________________________________________________________________________________
================================================================================
Institutional Class                                                   12,697,709
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       5.57
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $5.57 divided by 94.50%)                   $       5.89
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       5.57
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       5.57
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       5.57
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       5.58
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       5.58
________________________________________________________________________________
================================================================================




* At February 28, 2009, securities with an aggregate value of $6,813,246 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM STRUCTURED VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $  1,669,463
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $57,180)                                                                             68,630
------------------------------------------------------------------------------------------------
Interest                                                                                     457
================================================================================================
     Total investment income                                                           1,738,550
================================================================================================


EXPENSES:

Advisory fees                                                                            296,613
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             6,695
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  3,612
------------------------------------------------------------------------------------------------
  Class B                                                                                  3,763
------------------------------------------------------------------------------------------------
  Class C                                                                                  1,005
------------------------------------------------------------------------------------------------
  Class R                                                                                     58
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                   10,519
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,783
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 10,463
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              34,763
------------------------------------------------------------------------------------------------
Other                                                                                     29,126
================================================================================================
     Total expenses                                                                      424,195
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (45,653)
================================================================================================
     Net expenses                                                                        378,542
================================================================================================
Net investment income                                                                  1,360,008
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (22,156,114)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (610,538)
================================================================================================
                                                                                     (22,766,652)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (31,521,226)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (137,148)
================================================================================================
                                                                                     (31,658,374)
================================================================================================
Net realized and unrealized gain (loss)                                              (54,425,026)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(53,065,018)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM STRUCTURED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                           FEBRUARY 28,       AUGUST 31,
                                                                               2009              2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  1,360,008      $  2,526,972
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (22,766,652)      (15,544,729)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (31,658,374)       (7,998,414)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (53,065,018)      (21,016,171)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (70,369)          (18,421)
---------------------------------------------------------------------------------------------------------
  Class B                                                                       (13,013)           (1,111)
---------------------------------------------------------------------------------------------------------
  Class C                                                                        (3,568)             (332)
---------------------------------------------------------------------------------------------------------
  Class R                                                                          (418)              (78)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        (5,073)               --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (2,408,981)       (1,688,483)
=========================================================================================================
     Total distributions from net investment income                          (2,501,422)       (1,708,425)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --           (36,401)
---------------------------------------------------------------------------------------------------------
  Class B                                                                            --           (12,339)
---------------------------------------------------------------------------------------------------------
  Class C                                                                            --            (3,686)
---------------------------------------------------------------------------------------------------------
  Class R                                                                            --              (211)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --        (2,625,170)
=========================================================================================================
     Total distributions from net realized gains                                    --         (2,677,807)
=========================================================================================================
Share transactions-net:
  Class A                                                                    (1,372,153)        2,560,980
---------------------------------------------------------------------------------------------------------
  Class B                                                                      (331,114)          460,895
---------------------------------------------------------------------------------------------------------
  Class C                                                                        33,943           119,138
---------------------------------------------------------------------------------------------------------
  Class R                                                                        17,546            10,135
---------------------------------------------------------------------------------------------------------
  Class Y                                                                       244,114                --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (9,964,702)       24,069,585
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (11,372,366)       27,220,733
=========================================================================================================
     Net increase (decrease) in net assets                                  (66,938,806)        1,818,330
_________________________________________________________________________________________________________
=========================================================================================================


NET ASSETS:

  Beginning of period                                                       139,644,267       137,825,937
=========================================================================================================
  End of period (includes undistributed net investment income of
     $869,614 and $2,011,028, respectively)                                $ 72,705,461      $139,644,267
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM STRUCTURED VALUE FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Value Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM STRUCTURED VALUE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the

12        AIM STRUCTURED VALUE FUND
      contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.60%
-------------------------------------------------------------------
Next $250 million                                            0.575%
-------------------------------------------------------------------
Next $500 million                                            0.55%
-------------------------------------------------------------------
Next $1.5 billion                                            0.525%
-------------------------------------------------------------------
Next $2.5 billion                                            0.50%
-------------------------------------------------------------------
Next $2.5 billion                                            0.475%
-------------------------------------------------------------------
Next $2.5 billion                                            0.45%
-------------------------------------------------------------------
Over $10 billion                                             0.425%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees $32,350 and reimbursed class level expenses of $7,457, $1,942, $519, $60, $405 and $2,784 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing

13        AIM STRUCTURED VALUE FUND
personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2009, IADI advised the Fund that IADI retained $485 in front-end sales commissions from the sale of Class A shares and $0, $29, $14 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                   $79,113,441        $(131,568)
-------------------------------------------------------
Level 2                       329,993               --
-------------------------------------------------------
Level 3                            --               --
=======================================================
                          $79,443,434        $(131,568)
_______________________________________________________
=======================================================




* Other investments include futures, which are included at unrealized appreciation/(depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $136.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2009, the Fund paid legal fees of $1,736 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


14        AIM STRUCTURED VALUE FUND

NOTE 7--FUTURES CONTRACTS AT PERIOD-END


                                                OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                                                                          UNREALIZED
                                                         NUMBER OF          MONTH/                       APPRECIATION
CONTRACT                                                 CONTRACTS        COMMITMENT         VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange E-mini S&P 500 Index             22        March-2009/Long     $807,620        $(131,568)
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2016                                                                      $430,774
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2009 was $38,185,488 and $51,184,301, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $    716,478
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (37,788,574)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(37,072,096)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $116,515,530.




15        AIM STRUCTURED VALUE FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                                  FEBRUARY 28, 2009(a)             AUGUST 31, 2008
                                                              ---------------------------     -------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         88,290     $    591,786       324,245     $ 3,314,989
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         27,883          186,562        79,256         803,847
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         15,160          109,620        22,824         233,105
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                          4,032           33,953           954           9,846
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      28,662          239,041            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            326,065        2,371,821     2,458,953      25,971,597
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         10,273           70,574         4,851          52,634
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                          1,816           12,474         1,222          13,256
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                            509            3,503           345           3,735
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                             61              418            26             289
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                            740            5,073            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            351,163        2,408,981       397,571       4,313,653
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          9,883           67,909        10,189          99,570
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (9,933)         (67,909)      (10,221)        (99,570)
=======================================================================================================================
Reacquired:
  Class A(b)                                                    (316,755)      (2,102,422)      (87,363)       (906,213)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (70,810)        (462,241)      (24,920)       (256,638)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (11,375)         (79,180)      (12,182)       (117,702)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (2,330)         (16,825)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (2,020,059)     (14,745,504)     (623,869)     (6,215,665)
=======================================================================================================================
     Net increase (decrease) in share activity                (1,566,725)    $(11,372,366)    2,541,881     $27,220,733
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) 89% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      27,463      $ 229,041
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (27,463)      (229,041)
     __________________________________________________________________________________________________
     ==================================================================================================



NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements and currently intends for the Fund to adopt FAS 161 provisions during the six month period ending August 31, 2009.


16        AIM STRUCTURED VALUE FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09    $ 9.54      $0.09        $(3.89)      $(3.80)     $(0.17)       $   --         $(0.17)      $ 5.57
Year ended 08/31/08           11.40       0.16         (1.70)       (1.54)      (0.11)        (0.21)         (0.32)        9.54
Year ended 08/31/07           10.44       0.14          0.89         1.03       (0.06)        (0.01)         (0.07)       11.40
Year ended 08/31/06(e)        10.00       0.20          0.24         0.44          --            --             --        10.44
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09      9.50       0.06         (3.87)       (3.81)      (0.12)           --          (0.12)        5.57
Year ended 08/31/08           11.35       0.08         (1.70)       (1.62)      (0.02)        (0.21)         (0.23)        9.50
Year ended 08/31/07           10.40       0.05          0.91         0.96          --         (0.01)         (0.01)       11.35
Year ended 08/31/06(e)        10.00       0.16          0.24         0.40          --            --             --        10.40
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09      9.49       0.06         (3.86)       (3.80)      (0.12)           --          (0.12)        5.57
Year ended 08/31/08           11.33       0.08         (1.69)       (1.61)      (0.02)        (0.21)         (0.23)        9.49
Year ended 08/31/07           10.40       0.05          0.89         0.94          --         (0.01)         (0.01)       11.33
Year ended 08/31/06(e)        10.00       0.16          0.24         0.40          --            --             --        10.40
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09      9.52       0.08         (3.88)       (3.80)      (0.15)           --          (0.15)        5.57
Year ended 08/31/08           11.38       0.13         (1.70)       (1.57)      (0.08)        (0.21)         (0.29)        9.52
Year ended 08/31/07           10.42       0.11          0.90         1.01       (0.04)        (0.01)         (0.05)       11.38
Year ended 08/31/06(e)        10.00       0.18          0.24         0.42          --            --             --        10.42
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(e)                  8.34       0.08         (2.66)       (2.58)      (0.18)           --          (0.18)        5.58
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09      9.56       0.10         (3.89)       (3.79)      (0.19)           --          (0.19)        5.58
Year ended 08/31/08           11.43       0.19         (1.71)       (1.52)      (0.14)        (0.21)         (0.35)        9.56
Year ended 08/31/07           10.45       0.17          0.89         1.06       (0.07)        (0.01)         (0.08)       11.43
Year ended 08/31/06(e)        10.00       0.21          0.24         0.45          --            --             --        10.45
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 02/28/09    (40.15)%    $  1,226           1.01%(d)          1.59%(d)       2.51%(d)       38%
Year ended 08/31/08          (13.83)        4,088           1.01              1.42           1.57           88
Year ended 08/31/07            9.80         2,011           1.01              1.36           1.17           62
Year ended 08/31/06(e)         4.40           856           1.03(f)           5.80(f)        4.59(f)         5
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 02/28/09    (40.36)          321           1.76(d)           2.34(d)        1.76(d)        38
Year ended 08/31/08          (14.50)        1,031           1.76              2.17           0.82           88
Year ended 08/31/07            9.20           718           1.76              2.11           0.42           62
Year ended 08/31/06(e)         4.00           790           1.78(f)           6.55(f)        3.84(f)         5
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 02/28/09    (40.30)          162           1.76(d)           2.34(d)        1.76(d)        38
Year ended 08/31/08          (14.43)          235           1.76              2.17           0.82           88
Year ended 08/31/07            9.01           156           1.76              2.11           0.42           62
Year ended 08/31/06(e)         4.00           632           1.78(f)           6.55(f)        3.84(f)         5
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 02/28/09    (40.18)           20           1.26(d)           1.84(d)        2.26(d)        38
Year ended 08/31/08          (14.08)           18           1.26              1.67           1.32           88
Year ended 08/31/07            9.65            10           1.26              1.61           0.92           62
Year ended 08/31/06(e)         4.20           625           1.28(f)           6.05(f)        4.34(f)         5
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended
  02/28/09(e)                (31.37)          164           0.76(d)           1.35(d)        2.76(d)        38
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 02/28/09    (40.00)       70,813           0.75(d)           0.82(d)        2.77(d)        38
Year ended 08/31/08          (13.64)      134,272           0.75              0.78           1.83           88
Year ended 08/31/07           10.13       134,931           0.75              0.94           1.43           62
Year ended 08/31/06(e)         4.50        73,488           0.77(f)           5.50(f)        4.85(f)         5
__________________________________________________________________________________________________________________
==================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $2,914, $759, $203, $24, $196 and $95,634 for Class A, Class B, Class C,
     Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(f)  Annualized.


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

17        AIM STRUCTURED VALUE FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


18        AIM STRUCTURED VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class Y shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009. The actual ending account and expenses of the Class Y shares in the below example are based on an investment of $1,000 invested as of close of business October 3, 2008 (commencement date) and held through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business October 3, 2008 through February 28, 2009 for the Class Y shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class Y shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $597.90        $4.00       $1,019.79       $5.06        1.01%
---------------------------------------------------------------------------------------------------
        B            1,000.00        596.40         6.97        1,016.07        8.80        1.76
---------------------------------------------------------------------------------------------------
        C            1,000.00        597.00         6.97        1,016.07        8.80        1.76
---------------------------------------------------------------------------------------------------
        R            1,000.00        598.20         4.99        1,018.55        6.31        1.26
---------------------------------------------------------------------------------------------------
        Y            1,000.00        686.30         2.62        1,021.03        3.81        0.76
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009 (as of close of business October 3, 2008, through February 28, 2009 for the Class Y shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 149 (as of close of business October 3, 2008, through February 28, 2009)/365. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.


19        AIM STRUCTURED VALUE FUND

Supplement to Semiannual Report dated 2/28/09

AIM STRUCTURED VALUE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 2/28/09                    not indicative of future results. More
The following information has been           Inception (3/31/06)                -16.25%   recent returns may be more or less than
prepared to provide Institutional Class      1 Year                             -42.93    those shown. All returns assume
shareholders with a performance overview     6 Months*                          -40.00    reinvestment of distributions at NAV.
specific to their holdings. Institutional    ==========================================   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 original cost. See full report for
criteria.                                    For periods ended 12/31/08, most recent      information on comparative benchmarks.
                                             calendar quarter-end                         Please consult your Fund prospectus for
                                             Inception (3/31/06)                 -9.50%   more information. For the most current
                                             1 Year                             -33.01    month-end performance, please call 800 451
                                             6 Months*                          -23.47    4246 or visit invescoaim.com.

                                             *  Cumulative total return that has not      (1) Total annual operating expenses less
                                                been annualized                              any contractual fee waivers and/or
                                             ==========================================      expense reimbursements by the advisor
                                                                                             in effect through at least June 30,
                                             Institutional Class shares have no sales        2009. See current prospectus for more
                                             charge; therefore, performance is at net        information.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.75%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.78%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SVAL-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $600.00        $2.98       $1,021.08       $3.76        0.75%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM STRUCTURED VALUE FUND

[GO PAPERLESS GRAPHIC]

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      email as soon as they're available.

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      clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

                  invescoaim.com    SVAL-SAR-1    Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 8, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: May 8, 2009

                                 EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.